UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 08/31/19

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TAX-FREE TRUST

August 31, 2019

FRANKLIN TEMPLETON

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended August 31, 2019, the U.S. economy continued to grow amid positive economic data and corporate earnings, but financial markets experienced volatility due to trade concerns and geopolitical issues. The U.S. Federal Reserve (Fed) left the federal funds rate unchanged for most of the period but implemented a much anticipated 25 basis-point reduction at its July meeting, in an effort to support ongoing economic growth, bringing the rate from 2.50% at the start of the period to 2.25% by period-end.

After the reporting period, the Fed reduced its key rate to 2.00% at its September meeting, citing weakened business investment and exports and muted inflation pressures, although the job market remained strong and economic activity continued to rise.

During the six-month period, the municipal bond market posted solid positive performance that outperformed the U.S. stock market but underperformed the U.S. Treasury and corporate bond markets, with generally higher returns for longer-term and lower-rated municipal bonds. Factors contributing to this positive investment environment for municipals included relatively low inflation, interest rate declines, steady employment and the strength of the U.S. economy.

Franklin Tax-Free Trust’s semiannual report includes more detail about municipal bond market conditions and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com, you can find updated commentary by our municipal bond experts. Municipal bonds provide tax-free income and diversification from equities. Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding income component. Please remember all securities markets fluctuate, as do mutual fund share prices.

As always, we recommend investors consult their financial advisors to help them make the best decisions for the long term. In a constantly changing market environment, we remain committed to our disciplined strategy as we manage the Funds, keeping in mind the trust you have placed in us. We appreciate your confidence and encourage you to

Not FDIC Insured | May Lose Value | No Bank Guarantee

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contact us or your financial advisor when you have questions about your Franklin Templeton tax-free investment.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Tax-Free Trust

Sheila Amoroso

Senior Vice President and Director

Franklin Municipal Bond Department

This letter reflects our analysis and opinions as of August 31, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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SEMIANNUAL REPORT

Municipal Bond Market Overview

The financial markets experienced volatility during the six months ended August 31, 2019. Continuing trade concerns, uncertainties about the prospects for global economic growth and speculations on major central banks’ future policy decisions led to volatility in domestic fixed income and equity securities. U.S. equities rose during the period, while fixed income assets such as municipal bonds and U.S. Treasuries rallied as interest rates moved in a downward trajectory. Municipal bonds performed well as favorable supply and demand dynamics, combined with interest-rate declines, led to an outperformance compared with the U.S. equity market, but an underperformance compared with the U.S. Treasury and corporate bond markets.

Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted a +6.24% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a +8.42% total return, and investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index, posted a +11.08% total return.1 U.S. stocks, as represented by the Standard & Poor’s® 500 Index, underperformed the fixed income markets with a +6.15% total return.1

Municipal bonds with longer maturities generally outperformed bonds with shorter maturities during the six-month period. High-yield municipal bonds generally outperformed investment-grade municipal bonds, with the Bloomberg Barclays High Yield Municipal Bond Index posting a +8.59% total return, compared with a +6.24% total return for the Bloomberg Barclays Municipal Bond Index.1

Municipal bond issuance during the six-month reporting period totaled approximately $188 billion, which represented a slight increase from the prior-year’s six-month period.2 Calendar-year 2019 municipal bond issuance through August was approximately $240 billion, which represented a 5% increase from the prior-year period.2

The U.S. Federal Reserve (Fed) lowered its target range for the federal funds rate by 0.25% at its July meeting, to 2.00%–2.25%, after leaving it unchanged during the first half of 2019. Although Fed Chair Jerome Powell said the first interest rate cut since December 2008 was intended to “insure against downside risks,” he did not indicate the beginning of a prolonged easing cycle. The Fed cited lingering uncertainties surrounding the economic and inflation outlook, and left the door open for modest additional easing.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

2. Source: The Bond Buyer, Thomson Reuters.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN TAX-FREE TRUST

Investment Strategy and Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy with the objective of maximizing tax-free income and capital preservation by focusing on credit selection. We seek to maintain exposure to securities that produce high tax-free income, while balancing risk and return within each Fund’s range of allowable investments. We do not purchase high-yield securities in our investment-grade funds, however if a security is downgraded we are not required to sell it. Our security selection process includes purchasing securities that we believe are undervalued in the market and which have met our credit selection criteria. We do not use leverage or derivatives, which could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Due to the positive sloping municipal yield curve, we found value in higher quality securities in the 15–30 year maturity range for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-term fund, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure to securities that are producing income that exceeds their replacement value in the market. This excess income supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding. Our turnover increases when rates rise, as opportunities to purchase securities that have the potential to increase income in the portfolios become available. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Franklin Federal Intermediate-Term Tax-Free Income Fund

This semiannual report for Franklin Federal Intermediate-Term Tax-Free Income Fund covers the period ended August 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Credit Quality Composition*

8/31/19

% of Total
Ratings	Investments
AAA	20.18%
AA	57.22%
A	13.48%
BBB	2.68%
Refunded	5.49%
Not Rated	0.95%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.98 on February 28, 2019, to $12.27 on August 31, 2019. The Fund’s Class A shares paid dividends totaling 15.9712 cents per share for the reporting period.2 The Performance Summary beginning on page 7

Dividend Distributions*

3/1/19–8/31/19

	Dividend per Share (cents)
Month	Class A	Class A1	Class C	Class R6	Advisor Class
March	2.6100	2.7600	2.2100	2.9200	2.8600
April**	3.8100	3.9600	3.4100	4.1200	4.0600
May	2.5422	2.6888	2.1310	2.8585	2.7978
June	2.2510	2.3864	1.8775	2.5380	2.4859
July	2.5379	2.6990	2.1038	2.8766	2.8156
August	2.2201	2.3678	1.8215	2.5301	2.4742
Total	15.9712	16.8620	13.5538	17.8432	17.4935

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Includes a 1.20 cent per share supplemental distribution.

shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.12%, based on an annualization of the 2.2201 cents per share August dividend and the maximum offering price of $12.55 on August 31, 2019. An investor in the 2019 maximum federal income tax bracket of 40.80% (including 3.80% Medicare tax) would need to earn a distribution rate of 3.58% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 35.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 4 for more information.

Portfolio Composition

8/31/19

% of Total Investments*
Utilities	24.12%
General Obligation	19.10%
Transportation	13.24%
Refunded**	10.26%
Subject to Government Appropriations	9.92%
Hospital & Health Care	8.94%
Tax-Supported	8.76%
Higher Education	4.15%
Other Revenue	1.26%
Housing	0.25%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Thank you for your continued participation in Franklin Federal Intermediate-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of August 31, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	+3.78%		+1.44%

1-Year	+5.85%		+3.46%

5-Year	+12.28%		+1.88%

10-Year	+43.78%		+3.46%

Advisor
6-Month	+3.90%		+3.90%

1-Year	+6.01%		+6.01%

5-Year	+12.81%		+2.44%

10-Year	+45.27%		+3.81%

					Taxable Equivalent
Share	Distribution	Taxable Equivalent	30-Day Standardized Yield[7]		30-Day Standardized Yield[6]
Class	Rate[5]	Distribution Rate[6]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
A	2.12%	3.58%	0.68%	0.60%	1.15%	1.01%
Advisor	2.42%	4.09%	0.94%	0.86%	1.59%	1.45%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Distributions (3/1/19–8/31/19)

Share Class	Net Investment Income
A	$0.159712
A1	$0.168620
C	$0.135538
R6	$0.178432
Advisor	$0.174935

Total Annual Operating Expenses8

Share Class	With Fee Waiver	Without Fee Waiver
A	0.71%	0.80%
Advisor	0.46%	0.55%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 6/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/19.

6. Taxable equivalent distribution rate and yield assume the 2019 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Expenses Paid During Period 3/1/19–8/31/191, [2]	Ending Account Value 8/31/19	Expenses Paid During Period 3/1/19–8/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,037.80	$3.64	$1,021.57	$3.61	0.71%
A1	$1,000	$1,038.60	$2.87	$1,022.32	$2.85	0.56%
C	$1,000	$1,035.70	$5.68	$1,019.56	$5.63	1.11%
R6	$1,000	$1,039.30	$2.05	$1,023.13	$2.03	0.40%
Advisor	$1,000	$1,039.00	$2.36	$1,022.82	$2.34	0.46%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Federal Limited-Term Tax-Free Income Fund

This semiannual report for Franklin Federal Limited-Term Tax-Free Income Fund covers the period ended August 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five years or less.

Credit Quality Composition*

8/31/19

% of Total
Ratings	Investments
AAA	31.94%
AA	50.28%
A	13.84%
Refunded	2.27%
Not Rated	1.67%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from SP-1 (highest) to SP-3 (lowest) for short-term bonds and from AAA (highest) to D (lowest) for long-term bonds. The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.35 on February 28, 2019, to $10.54 on August 31, 2019. The Fund’s Class A shares paid dividends totaling 8.5867 cents per share for the reporting period.2 The Performance Summary beginning on page 12

Dividend Distributions*

3/1/19–8/31/19

	Dividend per Share (cents)
Month	Class A	Class A1	Class R6	Advisor Class
March	1.3800	1.4700	1.6200	1.5900
April**	2.2900	2.3800	2.5300	2.5000
May	1.2556	1.3449	1.5022	1.4765
June	1.1254	1.2074	1.3512	1.3276
July	1.3316	1.4277	1.6052	1.5688
August	1.2041	1.2917	1.4548	1.4207
Total	8.5867	9.1217	10.0634	9.8836

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Includes a 0.91 cent per share supplemental distribution.

shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 1.34%, based on an annualization of the 1.2041 cents per share August dividend and the maximum offering price of $10.78 on August 31, 2019. An investor in the 2019 maximum federal income tax bracket of 40.80% (including 3.80% Medicare tax) would need to earn a distribution rate of 2.26% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 58.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 4 for more information.

Portfolio Composition

8/31/19

% of Total Investments*
General Obligation	47.65%
Utilities	15.99%
Refunded**	9.72%
Transportation	6.82%
Subject to Government Appropriations	5.19%
Higher Education	4.94%
Tax-Supported	3.68%
Hospital & Health Care	2.34%
Other Revenue	2.07%
Housing	1.60%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Performance Summary as of August 31, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[2]	Total Return	[3]

A4
6-Month	+2.68%		+0.37%

1-Year	+4.04%		+1.69%

5-Year	+5.56%		+0.63%

10-Year	+18.23%		+1.46%

Advisor[5]
6-Month	+2.90%		+2.90%

1-Year	+4.49%		+4.49%

5-Year	+6.68%		+1.30%

10-Year	+19.93%		+1.83%

					Taxable Equivalent
Share	Distribution	Taxable Equivalent	30-Day Standardized Yield[8]		30-Day Standardized Yield[7]
Class	Rate[6]	Distribution Rate[7]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
A	1.34%	2.26%	0.92%	0.75%	1.55%	1.27%
Advisor	1.62%	2.74%	1.19%	1.02%	2.01%	1.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Distributions (3/1/19–8/31/19)

Share Class	Net Investment Income
A	$0.085867
A1	$0.091217
R6	$0.100634
Advisor	$0.098836

Total Annual Operating Expenses6

Share Class	With Fee Waiver	Without Fee Waiver
A	0.65%	0.83%
Advisor	0.40%	0.58%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 6/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

5. Effective 2/1/11, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/11, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/1/11, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/19.

7. Taxable equivalent distribution rate and yield assume the 2019 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Semiannual Report	13

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Expenses Paid During Period 3/1/19–8/31/191, [2]	Ending Account Value 8/31/19	Expenses Paid During Period 3/1/19–8/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,026.80	$3.31	$1,021.87	$3.30	0.65%
A1	$1,000	$1,027.30	$2.80	$1,022.37	$2.80	0.55%
R6	$1,000	$1,028.20	$1.84	$1,023.33	$1.83	0.36%
Advisor	$1,000	$1,029.00	$2.04	$1,023.13	$2.03	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

14	Semiannual Report	franklintempleton.com

Franklin High Yield Tax-Free Income Fund

This semiannual report for Franklin High Yield Tax-Free Income Fund covers the period ended August 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high current yield exempt from federal income taxes by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with the Fund’s principal investment goal.

Credit Quality Composition*

8/31/19

% of Total
Ratings	Investments
AAA	7.25%
AA	17.54%
A	23.51%
BBB	18.11%
Below Investment Grade	12.23%
Refunded	9.19%
Not Rated	12.17%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $9.93 on February 28, 2019, to $10.34 on August 31, 2019. The Fund’s Class A shares paid dividends totaling 23.0093 cents per share for the reporting period.2 The Performance Summary beginning on page 17 shows that at the end of this reporting period the Fund’s

Dividend Distributions*

3/1/19–8/31/19

	Dividend per Share (cents)
Month	Class A	Class A1	Class C	Class R6	Advisor Class
March	3.5600	3.6900	3.2200	3.8000	3.7700
April**	6.4700	6.6000	6.1300	6.7100	6.6800
May	3.3753	3.5012	3.0918	3.6425	3.6034
June	3.0103	3.1233	2.7455	3.2481	3.2166
July	3.4856	3.6208	3.1806	3.7677	3.7296
August	3.1081	3.2337	2.8260	3.3680	3.3330
Total	23.0093	23.7690	21.1939	24.5363	24.3326

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Includes a 2.91 cent per share supplemental distribution.

Class A shares’ distribution rate was 3.47%, based on an annualization of the 3.1081 cents per share August dividend and the maximum offering price of $10.74 on August 31, 2019. An investor in the 2019 maximum federal income tax bracket of 40.80% (including 3.80% Medicare tax) would need to earn a distribution rate of 5.86% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 72.

franklintempleton.com	Semiannual Report	15

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 4 for more information.

The Fund continued to seek high, current, tax-free income for its shareholders during the reporting period. Consistent with our strategy, the Fund did not use leverage or credit derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.

Thank you for your continued participation in Franklin High Yield Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Portfolio Composition

8/31/19

% of Total Investments*
Utilities	19.92%
Refunded**	16.11%
Transportation	16.26%
Hospital & Health Care	14.76%
General Obligation	7.90%
Tax-Supported	6.47%
Other Revenue	6.25%
Corporate-Backed	4.14%
Housing	3.20%
Subject to Government Appropriations	2.72%
Higher Education	2.27%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

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FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Performance Summary as of August 31, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[1]	Total Return	[2]

A3,4
6-Month	+6.51%		+2.52%

1-Year	+7.97%		+3.92%

5-Year	+21.90%		+3.25%

10-Year	+72.77%		+5.22%

Advisor
6-Month	+6.62%		+6.62%

1-Year	+8.21%		+8.21%

5-Year	+22.62%		+4.16%

10-Year	+74.63%		+5.73%

	Distribution		Taxable Equivalent				Taxable Equivalent
Share Class	Rate	[5]	Distribution Rate	[6]	30-Day Standardized Yield	[7]	30-Day Standardized Yield	[6]
A	3.47%		5.86%		1.69%		2.85%
Advisor	3.85%		6.50%		2.01%		3.40%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 18 for Performance Summary footnotes.

franklintempleton.com	Semiannual Report	17

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Distributions (3/1/19–8/31/19)

Share Class	Net Investment Income
A	$0.230093
A1	$0.237690
C	$0.211939
R6	$0.245363
Advisor	$0.243326

Total Annual Operating Expenses8

Share Class
A	0.81%
Advisor	0.56%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower rated bonds include higher risk of default and loss of principal. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.

5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/19.

6. Taxable equivalent distribution rate and yield assume the 2019 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

18	Semiannual Report	franklintempleton.com

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Expenses Paid During Period 3/1/19–8/31/191, [2]	Ending Account Value 8/31/19	Expenses Paid During Period 3/1/19–8/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,065.10	$4.20	$1,021.06	$4.12	0.81%
A1	$1,000	$1,066.00	$3.43	$1,021.82	$3.35	0.66%
C	$1,000	$1,063.00	$6.27	$1,019.05	$6.14	1.21%
R6	$1,000	$1,066.40	$2.70	$1,022.52	$2.64	0.52%
Advisor	$1,000	$1,066.20	$2.91	$1,022.32	$2.85	0.56%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

franklintempleton.com	Semiannual Report	19

Franklin Massachusetts Tax-Free Income Fund

This semiannual report for Franklin Massachusetts Tax-Free Income Fund covers the period ended August 31, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Massachusetts personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Composition*

8/31/19

% of Total
Ratings	Investments
AAA	7.55%
AA	59.43%
A	19.14%
BBB	1.26%
Refunded	12.62%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.47 on February 28, 2019, to $12.01 on August 31, 2019. The Fund’s Class A shares paid dividends totaling 17.2340 cents per share for the reporting period.2 The Performance Summary beginning on page 22 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.46%, based on an annualization of the 2.5598 cents per share August dividend and the maximum offering price of $12.48 on August 31,

Dividend Distributions*

3/1/19–8/31/19

	Dividend per Share (cents)
Month	Class A	Class A1	Class C	Class R6	Advisor Class
March	2.8700	3.0200	2.4800	3.1500	3.1100
April**	3.7000	3.8500	3.3100	3.9800	3.9400
May	2.8032	2.9498	2.4353	3.0736	3.0487
June	2.4740	2.6074	2.1332	2.7378	2.6983
July	2.8270	2.9847	2.4298	3.1391	3.0915
August	2.5598	2.7052	2.1931	2.8471	2.8037
Total	17.2340	18.1171	14.9814	18.9276	18.6922

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Includes a 0.83 cent per share supplemental distribution.

2019. An investor in the 2019 maximum combined effective federal and Massachusetts personal income tax bracket of 45.85% (including 3.80% Medicare tax) would need to earn a distribution rate of 4.54% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 103.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Commonwealth Update

Massachusetts’ economy continued to expand during the six months under review. This uptick was spurred by Massachusetts’ economic fundamentals and key anchors, which center on higher education, technology and health care. The commonwealth’s unemployment rate decreased from 3.0% in February 2019 to 2.9% at period-end, and was lower than the 3.7% national average.3 These positive economic developments supported home prices.

Portfolio Composition

8/31/19

% of Total Investments*
Higher Education	20.86%
Transportation	15.15%
Refunded**	14.02%
Tax-Supported	12.35%
General Obligation	10.88%
Hospital & Health Care	10.44%
Housing	7.43%
Utilities	7.07%
Other Revenue	1.80%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Massachusetts posted better-than-budgeted operating revenues over the past three years, led by better-than-budgeted tax revenue. The state’s revenues for the fiscal year (FY) 2019 (ended June 30, 2019) were also above expectations due to non-withheld income, corporate taxes and other taxes. In July 2019, the governor signed the FY 2020 budget into law. The highlights included highest ever state level funding for public schools, new drug pricing measures, tax relief to working families and small businesses, reduction in health care costs and increased funding for mental health services, child and family welfare, substance abuse treatment, health and human services, public utilities, criminal justice, public safety, transportation, workforce development and housing. The budget also included a projected deposit increase in the budget stabilization fund (BSF).

Massachusetts’ debt levels ranked among the nation’s highest, with net tax-supported debt at 9.1% of personal income and $6,113 per capita, compared with the 2.2% and $1,068 national medians, respectively.4 Independent credit rating agency Moody’s Investors Service (Moody’s) rated Massachusetts’ general obligation debt at Aa1 with a stable outlook.5 The rating reflected Moody’s view of the commonwealth’s continually growing economy, close monitoring of expenditure and revenues, authority to make mid-year cuts and strong year-over-year revenue growth, which along with prudent planning have afforded the commonwealth as an opportunity to build up reserves. According to Moody’s, the state’s challenges included protracted budget imbalance, reserves or liquidity that fall below adequate levels, and growth in leverage. The outlook reflected Moody’s expectations that the commonwealth should continue its trend of strong financial management, taking proactive measures to close budget gaps as they emerge.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 4 for more information.

Thank you for your continued participation in Franklin Massachusetts Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “State government – US: Medians – Flat debt total signals cautious borrowing, despite infrastructure needs,” 6/3/19. 5. This does not indicate Moody’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Performance Summary as of August 31, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[1]	Total Return	[2]

A3,4
6-Month	+6.25%		+2.27%

1-Year	+8.09%		+4.04%

5-Year	+18.83%		+2.72%

10-Year	+49.61%		+3.71%

Advisor
6-Month	+6.39%		+6.39%

1-Year	+8.27%		+8.27%

5-Year	+19.52%		+3.63%

10-Year	+51.25%		+4.22%

	Distribution		Taxable Equivalent			Taxable Equivalent
Share Class	Rate	[5]	Distribution Rate	[6]	30-Day Standardized Yield[7]	30-Day Standardized Yield[6]
A	2.46%		4.54%		1.13%	2.09%
Advisor	2.80%		5.17%		1.43%	2.64%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 23 for Performance Summary footnotes.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Distributions (3/1/19–8/31/19)

Share Class	Net Investment Income
A	$0.172340
A1	$0.181171
C	$0.149814
R6	$0.189276
Advisor	$0.186922

Total Annual Operating Expenses8

Share Class
A	0.86%
Advisor	0.61%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 3.75%.

5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/19.

6. Taxable equivalent distribution rate and yield assume the published rates as of 7/16/19 for the maximum combined effective federal and Massachusetts personal income tax rate of 45.85%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Expenses Paid During Period 3/1/19–8/31/191, [2]	Ending Account Value 8/31/19	Expenses Paid During Period 3/1/19–8/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,062.50	$4.46	$1,020.81	$4.37	0.86%
A1	$1,000	$1,063.40	$3.68	$1,021.57	$3.61	0.71%
C	$1,000	$1,060.70	$6.53	$1,018.80	$6.39	1.26%
R6	$1,000	$1,065.00	$2.96	$1,022.27	$2.90	0.57%
Advisor	$1,000	$1,063.90	$3.16	$1,022.07	$3.10	0.61%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

24	Semiannual Report	franklintempleton.com

Franklin New Jersey Tax-Free Income Fund

This semiannual report for Franklin New Jersey Tax-Free Income Fund covers the period ended August 31, 2019.

The Fund seeks to provide as high a level of income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Credit Quality Composition*

8/31/19

% of Total
Ratings	Investments
AAA	10.59%
AA	43.34%
A	33.34%
BBB	3.24%
Below Investment Grade	2.34%
Refunded	7.15%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.14 on February 28, 2019, to $11.60 on August 31, 2019. The Fund’s Class A shares paid dividends totaling 17.2537 cents per share for the reporting period.2 The Performance Summary beginning on page 27 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.48%, based on an annualization of the 2.4915 cents per share August dividend and the maximum offering price of $12.05 on August 31, 2019. An investor in the 2019 maximum combined effective

Dividend Distributions*

3/1/19–8/31/19

	Dividend per Share (cents)
Month	Class A	Class A1	Class C	Class R6	Advisor Class
March	2.8800	3.0200	2.5000	3.1400	3.1100
April**	3.9300	4.0700	3.5500	4.1900	4.1600
May	2.8098	2.9525	2.4591	3.0918	3.0511
June	2.4701	2.5966	2.1427	2.7212	2.6866
July	2.6723	2.8251	2.2912	2.9703	2.9302
August	2.4915	2.6304	2.1394	2.7645	2.7273
Total	17.2537	18.0946	15.0824	18.8778	18.6652

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**Includes a 1.05 cent per share supplemental distribution.

federal and New Jersey personal income tax bracket of 51.55% (including 3.80% Medicare tax) would need to earn a distribution rate of 5.12% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

State Update

During the six months under review, New Jersey’s economy grew at a slower pace than the nation’s. The state’s

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 111.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

unemployment rate declined from 4.0% in February 2019 to 3.2% at period-end, which was lower than the 3.7% national average.3 Despite a slight increase in homebuilding and higher home prices, the housing market continued to be a challenge to the state, as the foreclosure rate remained among the nation’s highest, despite a decline during the period.

Portfolio Composition

8/31/19

% of Total Investments*
Transportation	24.49%
Higher Education	20.92%
Hospital & Health Care	15.31%
Utilities	9.65%
Subject to Government Appropriations	9.51%
Refunded**	9.26%
Housing	5.70%
Other Revenue	2.73%
General Obligation	2.43%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Composition.

Through May 2019, the state’s year-to-date revenue growth for the fiscal year (FY) 2019 (ended June 30, 2019) was higher than the prior year, mainly due to higher income, sales tax and corporate business tax collections. The enacted fiscal year (FY) 2020 budget included increased spending for public pension, pre-K to K-12 education, and mass transportation. While the budget does not raise taxes, it also does not include tax fairness by way of imposing additional taxes and fees on millionaires, opioid manufacturers and gun buyers. The budget, although, sets aside funds to be included in the state’s rainy-day fund, which has not had a cash infusion in over a decade.

New Jersey’s debt levels ranked among the nation’s highest, with net tax-supported debt at 6.4% of personal income and $4,154 per capita, compared with the 2.2% and $1.068 national medians, respectively.4 Independent credit rating agency Moody’s Investors Service (Moody’s) assigned New Jersey’s general obligation debt rating at A3 with a stable outlook, based on its view of the state’s significant pension underfunding, large and rising long-term liabilities, structural budget imbalance, and weak fund balances.5 These challenges were somewhat offset by New Jersey’s diverse economy and high wealth levels, as well as the governor’s broad powers to reduce expenditures.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 4 for more information.

Thank you for your continued participation in Franklin New Jersey Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “State government – US: Medians – Flat debt total signals cautious borrowing, despite infrastructure needs,” 6/3/19. 5. This does not indicate Moody’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Performance Summary as of August 31, 2019

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 8/31/191

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative		Average Annual
Share Class	Total Return	[1]	Total Return	[2]

A3,4
6-Month	+5.72%		+1.75%

1-Year	+7.59%		+3.56%

5-Year	+16.22%		+2.27%

10-Year	+44.78%		+3.37%

Advisor
6-Month	+5.76%		+5.76%

1-Year	+7.67%		+7.67%

5-Year	+16.88%		+3.17%

10-Year	+46.23%		+3.87%

	Distribution		Taxable Equivalent			Taxable Equivalent
Share Class	Rate	[5]	Distribution Rate	[6]	30-Day Standardized Yield[7]	30-Day Standardized Yield	[6]
A	2.48%		5.12%		1.09%	2.25%
Advisor	2.82%		5.82%		1.38%	2.85%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 28 for Performance Summary footnotes.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Distributions (3/1/19–8/31/19)

Share Class	Net Investment Income
A	$0.172537
A1	$0.180946
C	$0.150824
R6	$0.188778
Advisor	$0.186652

Total Annual Operating Expenses8

Share Class
A	0.83%
Advisor	0.58%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available. Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.

4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.

5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/19.

6. Taxable equivalent distribution rate and yield assume the published rates as of 7/16/19 for the maximum combined effective federal and New Jersey personal income tax rate of 51.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 3/1/19	Ending Account Value 8/31/19	Expenses Paid During Period 3/1/19–8/31/191, [2]	Ending Account Value 8/31/19	Expenses Paid During Period 3/1/19–8/31/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,057.20	$4.24	$1,021.01	$4.17	0.82%
A1	$1,000	$1,057.10	$3.46	$1,021.77	$3.40	0.67%
C	$1,000	$1,054.50	$6.30	$1,019.00	$6.19	1.22%
R6	$1,000	$1,057.80	$2.74	$1,022.47	$2.69	0.53%
Advisor	$1,000	$1,057.60	$2.95	$1,022.27	$2.90	0.57%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.

franklintempleton.com	Semiannual Report	29

FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin Federal Intermediate-Term Tax-Free Income Fund

	Six Months Ended August 31, 2019 (unaudited)	Year Ended February 28, 2019[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.98	$11.87

Income from investment operations[b]:

Net investment income[c]	0.15	0.15

Net realized and unrealized gains (losses)	0.30	0.11

Total from investment operations	0.45	0.26

Less distributions from:

Net investment income	(0.16)	(0.15)

Net asset value, end of period	$12.27	$11.98

Total return[d]	3.78%	2.20%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.81%	0.80%

Expenses net of waiver and payments by affiliates[f]	0.71%	0.71%

Net investment income	2.40%	2.56%

Supplemental data

Net assets, end of period (000’s)	$274,283	$182,330

Portfolio turnover rate	6.33%	2.57%

aFor the period September 10, 2018 (effective date) to February 28, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

30	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019		2018	2017	2016[a]	2015

Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.96		$11.94		$12.11	$12.50	$12.44	$12.21

Income from investment operations[b]:

Net investment income[c]	0.16		0.32		0.31	0.31	0.31	0.32

Net realized and unrealized gains (losses)	0.30		0.02		(0.17)	(0.40)	0.06	0.23

Total from investment operations	0.46		0.34		0.14	(0.09)	0.37	0.55

Less distributions from:

Net investment income	(0.17)		(0.32)		(0.31)	(0.30)	(0.31)	(0.32)

Net asset value, end of period	$12.25		$11.96		$11.94	$12.11	$12.50	$12.44

Total return[d]	3.86%		2.91%		1.14%	(0.70)%	3.03%	4.58%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.66%		0.65%		0.66%	0.66%	0.66%	0.68%

Expenses net of waiver and payments by affiliates	0.56%	[f]	0.56%	[f]	0.65%	0.66%	0.66%	0.68%

Net investment income	2.55%		2.71%		2.56%	2.48%	2.54%	2.59%

Supplemental data

Net assets, end of period (000’s)	$1,546,860		$1,575,494		$1,850,075	$1,929,083	$2,017,642	$1,828,050

Portfolio turnover rate	6.33%		2.57%		10.72%	8.98%	6.62%	4.10%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	31

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019		2018	2017	2016[a]	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$12.00		$11.98		$12.14	$12.53	$12.47	$12.24

Income from investment operations[b]:

Net investment income[c]	0.12		0.26		0.25	0.24	0.25	0.25

Net realized and unrealized gains (losses)	0.31		0.02		(0.17)	(0.39)	0.05	0.24

Total from investment operations	0.43		0.28		0.08	(0.15)	0.30	0.49

Less distributions from:

Net investment income	(0.14)		(0.26)		(0.24)	(0.24)	(0.24)	(0.26)

Net asset value, end of period	$12.29		$12.00		$11.98	$12.14	$12.53	$12.47

Total return[d]	3.57%		2.34%		0.67%	(1.26)%	2.47%	4.00%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.21%		1.20%		1.20%	1.21%	1.21%	1.23%

Expenses net of waiver and payments by affiliates	1.11%	[f]	1.11%	[f]	1.19%	1.21%	1.21%	1.23%

Net investment income	2.00%		2.16%		2.02%	1.93%	1.99%	2.04%

Supplemental data

Net assets, end of period (000’s)	$238,445		$262,612		$358,228	$425,649	$469,355	$456,698

Portfolio turnover rate	6.33%		2.57%		10.72%	8.98%	6.62%	4.10%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

32	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019		2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.99		$11.97		$12.28

Income from investment operations[b]:

Net investment income[c]	0.17		0.34		0.20

Net realized and unrealized gains (losses)	0.30		0.02		(0.32)

Total from investment operations	0.47		0.36		(0.12)

Less distributions from:

Net investment income	(0.18)		(0.34)		(0.19)

Net asset value, end of period	$12.28		$11.99		$11.97

Total return[d]	3.93%		3.06%		(0.97)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.50%		0.49%		0.49%

Expenses net of waiver and payments by affiliates	0.40%	[f]	0.39%	[f]	0.48%

Net investment income	2.71%		2.88%		2.73%

Supplemental data

Net assets, end of period (000’s)	$405,266		$417,612		$672,199

Portfolio turnover rate	6.33%		2.57%		10.72%

aFor the period August 1, 2017 (effective date) to February 28, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	33

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019		2018	2017	2016[a]	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.99		$11.97		$12.13	$12.52	$12.47	$12.24

Income from investment operations[b]:

Net investment income[c]	0.16		0.33		0.32	0.32	0.33	0.33

Net realized and unrealized gains (losses)	0.30		0.02		(0.16)	(0.39)	0.04	0.24

Total from investment operations	0.46		0.35		0.16	(0.07)	0.37	0.57

Less distributions from:

Net investment income	(0.17)		(0.33)		(0.32)	(0.32)	(0.32)	(0.34)

Net asset value, end of period	$12.28		$11.99		$11.97	$12.13	$12.52	$12.47

Total return[d]	3.90%		3.00%		1.32%	(0.61)%	3.05%	4.67%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.56%		0.55%		0.56%	0.56%	0.56%	0.58%

Expenses net of waiver and payments by affiliates	0.46%	[f]	0.46%	[f]	0.55%	0.56%	0.56%	0.58%

Net investment income	2.65%		2.81%		2.66%	2.58%	2.64%	2.69%

Supplemental data

Net assets, end of period (000’s)	$1,164,572		$1,103,570		$1,196,627	$1,986,241	$2,019,784	$2,285,627

Portfolio turnover rate	6.33%		2.57%		10.72%	8.98%	6.62%	4.10%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

34	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2019 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund

	Principal Amount	Value

Municipal Bonds 95.7%
Alabama 2.1%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding, Series B, 5.00%, 1/01/27	$25,000,000	$29,461,500
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/20	3,535,000	3,657,276
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/21	3,535,000	3,653,352
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/22	3,535,000	3,652,998
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Infirmary Health System Inc., Series A, 5.00%, 2/01/27	4,920,000	5,841,860
Infirmary Health System Inc., Series A, 5.00%, 2/01/28	5,000,000	5,919,250
Shelby County Board of Education Revenue,
Capital Outlay School wts., 5.00%, 2/01/22	5,250,000	5,540,272
Capital Outlay School wts., 5.00%, 2/01/23	5,520,000	5,822,772
Capital Outlay School wts., 5.00%, 2/01/24	5,055,000	5,330,093
Capital Outlay School wts., 5.00%, 2/01/25	5,920,000	6,239,562

		75,118,935

Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 5.00%, 9/01/19	3,650,000	3,650,000

Arizona 5.1%
Arizona Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, 5.00%, 2/01/27	6,000,000	6,533,220
Arizona IDA National Charter School Revolving Loan Fund Revenue,
Equitable School Revolving Fund, Series A, 5.00%, 11/01/29	1,100,000	1,395,218
Equitable School Revolving Fund, Series A, 5.00%, 11/01/30	600,000	756,708
Equitable School Revolving Fund, Series A, 5.00%, 11/01/31	630,000	790,656
Equitable School Revolving Fund, Series A, 5.00%, 11/01/32	1,000,000	1,251,630
Equitable School Revolving Fund, Series A, 5.00%, 11/01/35	1,115,000	1,383,314
Equitable School Revolving Fund, Series A, 5.00%, 11/01/36	1,250,000	1,546,325
Equitable School Revolving Fund, Series A, 5.00%, 11/01/37	1,050,000	1,294,724
Arizona School Facilities Board COP, Refunding, Series A-3, AGMC Insured, 5.00%, 9/01/19	16,185,000	16,185,000
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	5,666,554
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	10,031,200
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	41,037,639
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	15,193,756
Arizona Transportation Board Highway Revenue,
Refunding, 5.00%, 7/01/29	10,920,000	12,879,922
Subordinated, Refunding, Series A, 5.00%, 7/01/24	5,000,000	5,358,850
Subordinated, Refunding, Series A, 5.00%, 7/01/25	5,000,000	5,355,100
Maricopa County IDA Hospital Revenue,
HonorHealth, Refunding, Series A, 5.00%, 9/01/30	850,000	1,068,450
HonorHealth, Refunding, Series A, 5.00%, 9/01/31	1,000,000	1,246,690
HonorHealth, Refunding, Series A, 5.00%, 9/01/32	1,000,000	1,241,430
HonorHealth, Refunding, Series A, 5.00%, 9/01/33	800,000	991,624
Mesa Utility Systems Revenue, Refunding, 5.00%, 7/01/29	2,500,000	3,103,375

franklintempleton.com	Semiannual Report	35

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 5.00%, 7/01/30	$10,000,000	$12,585,400
junior lien, Series A, 5.00%, 7/01/20	1,300,000	1,342,159
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/21	4,200,000	4,335,492
Pima County Regional Transportation Authority Excise Tax Revenue,
Pima County Regional Transportation Fund, 5.00%, 6/01/24	3,385,000	3,867,464
Pima County Regional Transportation Fund, 5.00%, 6/01/26	7,180,000	8,180,677
Pima County Sewer System Revenue,
Series B, Pre-Refunded, 5.00%, 7/01/24	6,030,000	6,452,522
Series B, Pre-Refunded, 5.00%, 7/01/25	4,500,000	4,815,315
Scottsdale Municipal Property Corp. Excise Tax Revenue,
Refunding, 5.00%, 7/01/26	2,580,000	3,153,766
Refunding, 5.00%, 7/01/27	2,000,000	2,431,640
Refunding, 5.00%, 7/01/28	3,325,000	4,033,125

		185,508,945

Arkansas 0.2%
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,497,550

California 8.9%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/31	7,000,000	8,303,120
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/33	5,000,000	5,823,950
California Health Facilities Financing Authority Revenue,
Sutter Health, Series B, Pre-Refunded, 5.00%, 8/15/22	4,000,000	4,153,160
Sutter Health, Series B, Pre-Refunded, 5.25%, 8/15/23	13,000,000	13,528,320
California State GO,
Various Purpose, 5.25%, 10/01/23	25,050,000	27,283,709
Various Purpose, 5.25%, 10/01/24	9,780,000	10,647,877
Various Purpose, 5.25%, 10/01/25	5,000,000	5,440,450
Various Purpose, Refunding, 5.25%, 9/01/25	15,000,000	16,269,150
Various Purpose, Refunding, 5.00%, 10/01/25	15,000,000	17,090,400
Various Purpose, Refunding, 5.00%, 8/01/30	25,000,000	31,122,750
Various Purpose, Refunding, 5.00%, 8/01/30	10,000,000	12,125,400
California State Public Works Board Lease Revenue,
Various Capital Projects, Series A, 5.00%, 10/01/20	2,000,000	2,086,640
Various Capital Projects, Series A, 5.25%, 10/01/22	3,300,000	3,592,842
Various Capital Projects, Series A, 5.25%, 10/01/23	5,365,000	5,830,682
Various Capital Projects, Series A, 5.25%, 10/01/24	3,000,000	3,259,740
Various Capital Projects, Series A, 5.25%, 10/01/25	3,000,000	3,259,080
Various Capital Projects, Series G, Subseries G-1, ETM, 5.25%, 10/01/19	10,000,000	10,032,800
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.00%, 10/01/21	15,055,000	15,101,520
Various Capital Projects, Series I, Pre-Refunded, 5.25%, 11/01/20	5,000,000	5,034,600
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,655,396
Sutter Health, Series A, Pre-Refunded, 5.25%, 8/15/24	4,000,000	4,164,520

36	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Livermore-Amador Valley Water Management Agency Sewer Revenue,
Refunding, 5.00%, 8/01/24	$5,660,000	$6,095,763
Refunding, 5.00%, 8/01/25	4,765,000	5,130,904
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/26	11,025,000	12,506,540
Power System, Refunding, Series B, 5.00%, 7/01/31	8,220,000	10,424,768
Power System, Series C, 5.00%, 7/01/32	4,615,000	5,916,799
Power System, Series C, 5.00%, 7/01/33	3,960,000	5,066,345
Power System, Series C, 5.00%, 7/01/34	4,080,000	5,205,101
Los Angeles USD, GO, Election of 2008, Series B-1, 5.00%, 7/01/32	8,000,000	10,197,440
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/34	10,605,000	12,790,584
Refunding, Series A, 5.00%, 8/01/35	11,000,000	13,225,080
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	23,913,885
San Francisco City and County COP,
Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/25	4,000,000	4,011,840
Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/26	2,500,000	2,507,850

		322,799,005

Colorado 2.0%
Colorado Health Facilities Authority Revenue,
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/32	2,000,000	2,527,880
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/33	2,000,000	2,521,540
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/36	8,500,000	10,612,165
CommonSpirit Health, Refunding, Series A-1, 4.00%, 8/01/37	2,250,000	2,534,153
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/32	1,000,000	1,263,940
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/33	2,000,000	2,521,540
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/34	3,500,000	4,400,760
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/35	4,500,000	5,639,625
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/37	3,000,000	3,714,150
Denver City and County Airport System Revenue,
Department of Aviation, Refunding, Subordinate, Series B, 5.25%, 11/15/26	5,000,000	5,830,350
Department of Aviation, Refunding, Subordinate, Series B, 5.25%, 11/15/27	4,250,000	4,944,407
Denver City and County Excise Tax Revenue, Series A, AGMC Insured, ETM, 5.00%, 9/01/20	10,090,000	10,486,234
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	15,868,580

		72,865,324

Connecticut 2.2%
Connecticut State GO,
Series E, 5.00%, 8/15/25	11,295,000	12,913,686
Series E, 5.00%, 8/15/26	18,585,000	21,233,177
Connecticut State Health and Educational Facilities Authority Revenue,
Nuvance Health Issue, Series A, 5.00%, 7/01/32	5,900,000	7,525,627
Nuvance Health Issue, Series A, 5.00%, 7/01/33	5,000,000	6,366,600
Nuvance Health Issue, Series A, 4.00%, 7/01/35	5,000,000	5,755,350
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes, Series A, 5.00%, 1/01/28	10,000,000	11,220,300

franklintempleton.com	Semiannual Report	37

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Connecticut (continued)
Stamford GO,
3.00%, 6/01/35	$3,025,000	$3,211,461
3.00%, 6/01/36	3,025,000	3,200,904
University of Connecticut GO,
Series A, 5.00%, 3/15/30	3,075,000	3,717,614
Series A, 5.00%, 3/15/31	5,025,000	6,049,999

		81,194,718

District of Columbia 0.4%
Washington Metropolitan Area Transit Authority Gross Revenue,
Series B, 5.00%, 7/01/31	5,000,000	6,288,050
Series B, 5.00%, 7/01/32	5,750,000	7,206,130

		13,494,180

Florida 7.0%
Broward County Water and Sewer Utility Revenue,
Refunding, Series B, 5.00%, 10/01/24	6,000,000	6,698,160
Refunding, Series B, 5.00%, 10/01/25	6,325,000	7,058,953
Clearwater City Water and Sewer Revenue, Refunding, 5.00%, 12/01/33	5,520,000	6,850,265
Florida State Board of Education GO,
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/32	12,855,000	15,136,248
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series C, 4.00%, 6/01/33	5,000,000	5,862,650
Full Faith and Credit, Public Education Capital Outlay, Refunding, Series E, 4.00%, 6/01/33	11,855,000	13,444,874
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/30	1,500,000	1,911,465
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%, 10/01/28	6,000,000	6,664,020
JEA Water and Sewer System Revenue,
Refunding, Series A, 5.00%, 10/01/26	1,455,000	1,700,895
Refunding, Series A, 5.00%, 10/01/27	5,130,000	5,984,504
Refunding, Series A, 5.00%, 10/01/31	17,435,000	21,754,172
Series A, 5.00%, 10/01/29	1,205,000	1,408,790
Series A, Pre-Refunded, 5.00%, 10/01/26	1,530,000	1,793,267
Series A, Pre-Refunded, 5.00%, 10/01/27	5,375,000	6,299,876
Series A, Pre-Refunded, 5.00%, 10/01/29	1,265,000	1,482,669
Lee Memorial Health System Hospital Revenue, Refunding, Series A-1, 4.00%, 4/01/37	5,000,000	5,683,150
Leon County School District Sales Tax Revenue, 5.00%, 9/01/25	6,040,000	6,941,651
Miami-Dade County Aviation Revenue,
Miami International Airport, Refunding, Series A, 4.50%, 10/01/19	4,805,000	4,816,916
Miami International Airport, Refunding, Series A, 5.00%, 10/01/21	5,000,000	5,216,550
Miami International Airport, Refunding, Series A, 5.00%, 10/01/22	5,890,000	6,144,448
Miami International Airport, Refunding, Series A, 5.25%, 10/01/23	4,875,000	5,101,834
Miami-Dade County Transit System Sales Surtax Revenue,
5.00%, 7/01/24	2,250,000	2,482,335
5.00%, 7/01/25	3,000,000	3,306,270
5.00%, 7/01/26	4,000,000	4,406,000
5.00%, 7/01/27	4,000,000	4,401,320
Refunding, 4.00%, 7/01/35	13,890,000	16,336,029
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%, 10/01/27	15,000,000	17,233,050

38	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Florida (continued)
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/28	$1,000,000	$1,233,680
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/30	2,875,000	3,516,499
Orlando Utilities Commission Utility System Revenue,
Refunding, Series A, 5.00%, 10/01/24	2,405,000	2,868,804
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,458,720
Series A, 5.00%, 10/01/33	1,755,000	2,215,775
Orlando-Orange County Expressway Authority Revenue, Refunding, Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	16,753,740
Palm Beach County School Board COP, Master Lease Purchase Agreement, Refunding, Series B, 5.00%, 8/01/25	4,000,000	4,883,320
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	18,687,205
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%, 10/01/28	1,240,000	1,431,543
Port St. Lucie Utility System Revenue,
Refunding, 4.00%, 9/01/30	1,500,000	1,717,995
Refunding, 4.00%, 9/01/31	1,635,000	1,864,538
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, Refunding, 4.00%, 8/15/33	6,000,000	6,818,220
Tohopekaliga Water Authority Utility System Revenue, Refunding, 4.00%, 10/01/32	2,855,000	3,270,631

		253,841,031

Georgia 2.3%
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/27	7,000,000	8,129,730
General, sub. lien, Refunding, Series A, 5.00%, 1/01/28	5,100,000	5,909,064
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/26	5,165,000	6,245,880
Refunding, Series B, AGMC Insured, 5.00%, 11/01/20	2,875,000	2,892,911
Refunding, Series B, AGMC Insured, 5.00%, 11/01/21	3,100,000	3,119,313
Refunding, Series C, 5.00%, 11/01/33	6,750,000	8,531,257
Refunding, Series C, 5.00%, 11/01/34	3,000,000	3,780,180
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/20	5,700,000	5,735,511
Series B, AGMC Insured, Pre-Refunded, 5.00%, 11/01/21	6,130,000	6,168,190
Fulton County Development Authority Revenue,
Spelman College, Refunding, 5.00%, 6/01/28	3,785,000	4,500,630
Spelman College, Refunding, 5.00%, 6/01/29	4,385,000	5,216,045
Spelman College, Refunding, 5.00%, 6/01/30	4,805,000	5,714,779
Gainesville and Hall County Hospital Authority Revenue,
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/27	1,750,000	2,155,790
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/28	2,100,000	2,575,041
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/29	2,000,000	2,450,460
Anticipation Certificates, Northeast Georgia Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/30	1,000,000	1,219,030
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%, 1/01/20	10,000,000	10,121,400

		84,465,211

franklintempleton.com	Semiannual Report	39

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)

Hawaii 0.8%
Hawaii State GO, Series EO, 5.00%, 8/01/28	$25,000,000	$29,677,000

Illinois 1.5%
Chicago O’Hare International Airport Revenue, General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/22	5,215,000	5,288,897
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,529,679
Cook County GO, Refunding, Series A, MAC Insured, 5.25%, 11/15/22	12,395,000	13,514,516
Illinois State Finance Authority Revenue, Northwestern University, 5.00%, 12/01/28	1,675,000	2,222,222
Illinois State GO,
MAC Insured, 5.00%, 2/01/26	5,650,000	6,401,337
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	20,015,100
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, Pre-Refunded, 5.00%, 6/15/23	600,000	662,850

		54,634,601

Indiana 0.3%
Indiana Finance Authority Revenue, State Revolving Fund Program, Green Bonds, Series A, 5.00%, 2/01/35	9,795,000	12,415,358

Kansas 0.3%
Kansas State Department of Transportation Highway Revenue, Refunding, Series A, 5.00%, 9/01/28	8,000,000	9,498,480

Kentucky 1.2%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	6,000,000	6,226,500
Kentucky Economic Development Finance Authority Revenue, CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/30	2,000,000	2,548,440
[a] Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, 5.00%, 9/01/31	1,500,000	1,849,875
Prairie State Project, Refunding, Series A, 5.00%, 9/01/32	1,600,000	1,963,440
Prairie State Project, Refunding, Series A, 5.00%, 9/01/33	1,000,000	1,223,460
Kentucky State Property and Buildings Commission Revenue, Project No. 119, BAM Insured, 5.00%, 5/01/32	2,000,000	2,495,600
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/26	2,570,000	3,150,769
Revitalization Projects, Refunding, Series B, 5.00%, 7/01/28	3,000,000	3,746,580
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System, Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,590,450
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/29	5,500,000	6,704,775
Refunding, Series A, AGMC Insured, 5.00%, 10/01/31	5,500,000	6,626,455

		44,126,344

Louisiana 1.6%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	15,139,050
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/25	2,400,000	2,920,728
Refunding, AGMC Insured, 5.00%, 11/01/27	3,500,000	4,212,320
Refunding, AGMC Insured, 5.00%, 11/01/29	4,685,000	5,622,562

40	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/29	$10,000	$12,344
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/30	5,000	6,172
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/32	15,000	18,516
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/28	1,000,000	1,233,250
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	2,000,000	2,453,940
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/29	1,240,000	1,491,398
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	2,250,000	2,743,987
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/30	995,000	1,190,309
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/31	1,745,000	2,115,359
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,750,000	2,112,232
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/32	1,485,000	1,760,245
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/33	2,000,000	2,405,740
Louisiana State GO, Refunding, Series C, 5.00%, 8/01/25	10,000,000	11,823,700

		57,261,852

Maryland 2.3%
Anne Arundel County GO, Consolidated General Improvements, Refunding, 5.00%, 4/01/29	7,495,000	9,022,931
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/30	6,450,000	8,082,817
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series C, 5.00%, 7/01/32	5,905,000	7,323,971
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/28	2,790,000	3,336,366
Mayor and City Council of Baltimore, Wastewater Projects, Refunding, Series D, 5.00%, 7/01/29	5,835,000	6,974,167
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/29	1,000,000	1,253,450
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/30	2,940,000	3,668,003
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/31	2,085,000	2,589,633
Mayor and City Council of Baltimore, Wastewater Projects, Subordinate, Series A, 5.00%, 7/01/32	3,240,000	4,013,518
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/29	1,320,000	1,648,297
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/30	1,785,000	2,214,382
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/31	3,765,000	4,641,002
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/32	4,000,000	4,917,600
Maryland State Community Development Administration Department of Housing and CDR, Residential, Series B, 3.00%, 9/01/34	5,000,000	5,207,650
Maryland State Health and Higher Educational Facilities Authority Revenue,
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/30	8,520,000	10,573,490
University of Maryland Medical System Issue, Refunding, Series B, 5.00%, 7/01/31	7,415,000	9,128,236

		84,595,513

Massachusetts 3.9%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,065,500
Massachusetts State GO,
Refunding, Series A, 5.00%, 7/01/28	7,500,000	9,111,375
Refunding, Series A, 5.00%, 7/01/29	6,000,000	7,266,300

franklintempleton.com	Semiannual Report	41

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Port Authority Revenue,
Refunding, Series C, 5.00%, 7/01/32	$4,220,000	$5,417,594
Series C, 5.00%, 7/01/33	4,430,000	5,672,748
Series C, 5.00%, 7/01/34	9,280,000	11,842,858
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series A, 5.00%, 8/15/25	10,975,000	12,223,845
Senior, Refunding, Series A, 5.00%, 8/15/26	7,000,000	7,790,020
Senior, Refunding, Series B, 5.00%, 8/15/27	6,000,000	6,669,780
Massachusetts State Water Pollution Abatement Trust Revenue,
State Revolving Fund, Refunding, 5.00%, 8/01/26	10,650,000	13,441,898
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/24	9,380,000	10,641,047
State Revolving Fund, Series 17, Sub Series 17A, 5.00%, 2/01/25	9,750,000	11,053,770
Massachusetts Water Resources Authority Revenue, General, Green Bonds, Refunding, Series C, 5.00%, 8/01/32	13,920,000	17,595,158
University of Massachusetts Building Authority Revenue,
Refunding, Senior Series 3, 5.00%, 11/01/31	10,035,000	12,769,939
Senior Series 3, 5.00%, 11/01/32	5,000,000	6,347,000

		142,908,832

Michigan 2.0%
Lansing Board of Water and Light Utility System Revenue, Refunding, Series A, 5.00%, 7/01/36	4,645,000	5,938,307
Lansing School District GO,
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/30	1,860,000	2,267,749
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/31	2,010,000	2,437,587
Counties of Ingham, Eaton and Clinton, School Building and Site, Series I, 5.00%, 5/01/32	2,310,000	2,790,434
Michigan Finance Authority Revenue,
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/34	8,200,000	9,892,316
State Revolving Fund, Clean Water, Pre-Refunded, 5.00%, 10/01/24	5,000,000	5,592,800
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	7,832,580
Michigan State HDA Rental Housing Revenue, Series A-1, 3.00%, 10/01/39	3,500,000	3,620,680
Michigan State Hospital Finance Authority Revenue,
Ascension Health Credit Group, Series B-3, 4.00%, 11/15/31	5,100,000	5,920,284
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/31	2,700,000	3,396,816
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/32	1,250,000	1,566,575
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24	8,000,000	8,797,680
Wayne State University Revenue,
General, Refunding, Series A, 5.00%, 11/15/19	3,905,000	3,935,069
General, Refunding, Series A, 5.00%, 11/15/20	3,935,000	3,964,749
General, Series A, ETM, 5.00%, 11/15/19	1,305,000	1,314,944
General, Series A, Pre-Refunded, 5.00%, 11/15/20	1,320,000	1,330,058

		70,598,628

42	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Minnesota 0.4%
Minnesota Agricultural and Economic Development Board Revenue,
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/21	$4,165,000	$4,237,054
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/22	5,570,000	5,667,364
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.25%, 2/15/23	5,000,000	5,096,350

		15,000,768

Missouri 0.8%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, Mercy Health, Refunding, Series A, 5.00%, 6/01/31	12,500,000	16,084,500
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Plum Point Project, Refunding, Series A, 5.00%, 1/01/27	3,250,000	3,863,502
Plum Point Project, Refunding, Series A, 5.00%, 1/01/28	4,500,000	5,325,390
Plum Point Project, Refunding, Series A, 5.00%, 1/01/29	4,045,000	4,775,608

		30,049,000

Nevada 0.2%
Washoe County School District GO, Refunding, Series A, 5.00%, 6/01/25	6,130,000	6,751,705

New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	8,551,553

New Jersey 5.1%
Hudson County Improvement Authority Facility Lease Revenue,
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/22	5,220,000	5,883,044
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/23	5,375,000	6,273,646
Hudson County Lease Project, Refunding, AGMC Insured, 5.375%, 10/01/24	2,050,000	2,474,186
New Jersey EDA Revenue,
School Facilities Construction, Refunding, Series EE, 5.25%, 9/01/24	12,210,000	12,907,069
School Facilities Construction, Series AAA, 5.00%, 6/15/34	5,000,000	5,844,400
New Jersey Health Care Facilities Financing Authority Revenue,
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/20	10,000,000	10,318,400
Barnabas Health Issue, Series A, ETM, 5.00%, 7/01/21	20,535,000	21,973,887
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/30	900,000	1,114,686
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/31	1,080,000	1,330,420
New Jersey State Educational Facilities Authority Revenue,
Higher Education Capital Improvement Fund Issue, Series B, 5.00%, 9/01/36	5,000,000	5,790,800
Kean University Issue, Series A, Pre-Refunded, 5.00%, 9/01/21	6,000,000	6,000,000
New Jersey State Higher Education Assistance Authority Student Loan Revenue, Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,525,175
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	29,163,095
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	28,284,250
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	12,998,788
New Jersey State Turnpike Authority Revenue, Turnpike, Refunding, Series H, 5.00%, 1/01/20	6,540,000	6,558,312

franklintempleton.com	Semiannual Report	43

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	$5,000,000	$5,683,650
Refunding, Series J, 5.00%, 5/01/27	10,830,000	12,285,769
Series L, 5.00%, 5/01/27	5,270,000	5,978,393

		183,387,970

New York 9.5%
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/23	6,235,000	6,879,637
City School District of the City of Buffalo Project, Refunding, Series A, 5.00%, 5/01/24	8,000,000	8,824,880
Long Island Power Authority Electric System Revenue, General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,577,500
MTA Revenue,
Transportation, Refunding, Series F, 5.00%, 11/15/26	25,000,000	27,937,500
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	4,592,198
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/27	3,500,000	4,024,755
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/21	9,000,000	9,581,670
New York City GO,
Fiscal 2013, Refunding, Series D, 5.00%, 8/01/27	10,000,000	11,276,100
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	11,721,126
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/22	8,000,000	8,900,960
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/23	6,860,000	7,885,913
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/25	2,000,000	2,412,400
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/26	10,000,000	12,021,700
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/27	7,500,000	9,012,975
Fiscal 2017, Subseries A-1, 5.00%, 8/01/29	10,000,000	12,460,200
Fiscal 2019, Refunding, Series E, 5.00%, 8/01/32	2,000,000	2,601,120
Fiscal 2019, Refunding, Series E, 5.00%, 8/01/34	3,500,000	4,515,000
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2003, Refunding, Subseries A-1, 5.00%, 11/01/23	11,500,000	12,476,350
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/23	12,805,000	13,393,005
Future Tax Secured, Subordinate, Fiscal 2012, Series C, 5.00%, 11/01/24	7,620,000	8,265,262
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/27	8,740,000	10,152,559
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/28	5,000,000	5,798,750
New York State Dormitory Authority Revenues,
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A, 5.00%, 5/01/29	10,000,000	11,992,100
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, 5.00%, 10/01/24	350,000	350,994
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/24	4,650,000	4,664,136
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A, NATL Insured, 5.50%, 7/01/23	7,915,000	9,238,150
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,745,990
New York State Dormitory Authority Sales Tax Revenue, Refunding, Series E, 5.00%, 3/15/32	10,000,000	12,936,000

44	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 12/15/27	$10,000,000	$11,263,800
General Purpose, Refunding, Series A, 5.00%, 3/15/28	7,185,000	8,667,122
General Purpose, Refunding, Series E, 5.00%, 2/15/30	5,000,000	5,987,500
General Purpose, Series A, 5.00%, 3/15/32	10,000,000	12,926,200
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B, 5.00%, 4/01/21	12,000,000	12,283,560
New York State Thruway Authority General Revenue, Series I, Assured Guaranty, 5.00%, 1/01/26	10,000,000	10,908,800
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, Series C, 5.00%, 1/01/20	6,500,000	6,585,995
State Personal Income Tax, General Purpose, Series D, 5.00%, 3/15/24	10,000,000	11,365,500
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, Two Hundred Fourteenth Series, 5.00%, 9/01/34	2,500,000	3,222,825
Consolidated, Refunding, Two Hundred Fourteenth Series, 5.00%, 9/01/35	3,075,000	3,951,098
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project, Refunding, 5.00%, 7/01/22	10,000,000	10,654,300

		345,055,630

North Carolina 0.8%
Buncombe County Limited Obligation Revenue, Series A, 5.00%, 6/01/28	5,000,000	5,857,150
Charlotte Water and Sewer System Revenue, Refunding, 5.00%, 7/01/27	10,000,000	12,208,700
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A, ETM, 5.00%, 1/01/21	10,000,000	10,510,100

		28,575,950

Ohio 6.5%
Akron Income Tax Revenue,
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/24	5,265,000	5,815,508
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/25	6,645,000	7,336,013
Community Learning Centers, Refunding, Series A, 5.00%, 12/01/26	8,240,000	9,089,791
Cincinnati GO,
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/24	1,270,000	1,406,665
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/25	2,000,000	2,215,220
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/27	2,000,000	2,215,220
Various Purpose, Improvement, Series A, Pre-Refunded, 5.00%, 12/01/28	2,350,000	2,602,883
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/25	5,000,000	5,442,300
Refunding, Series A, AGMC Insured, 5.00%, 1/01/26	5,000,000	5,432,650
Cleveland Water Revenue,
second lien, Series A, Pre-Refunded, 5.00%, 1/01/25	2,500,000	2,728,600
second lien, Series A, Pre-Refunded, 5.00%, 1/01/26	2,000,000	2,182,880
Cuyahoga County EDR,
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/20	7,000,000	7,336,560
Recovery Zone Facility, Medical Mart/Convention Center Project, Series F, 5.00%, 12/01/21	7,300,000	7,652,517

franklintempleton.com	Semiannual Report	45

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Hamilton County Sewer System Revenue,
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/24	$2,500,000	$2,899,275
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/25	2,400,000	2,782,224
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/26	4,000,000	4,631,640
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/27	5,000,000	5,780,600
The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/28	3,000,000	3,462,960
Kent State University Revenues,
General Receipts, Series A, 5.00%, 5/01/23	1,200,000	1,320,408
General Receipts, Series A, 5.00%, 5/01/24	1,500,000	1,650,090
General Receipts, Series A, 5.00%, 5/01/25	1,500,000	1,649,265
General Receipts, Series A, 5.00%, 5/01/26	1,600,000	1,757,888
[a] Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 4.00%, 11/15/36	4,250,000	5,034,550
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects, Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,021,373
Ohio State GO,
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/24	8,585,000	9,230,764
Higher Education, Series A, Pre-Refunded, 5.00%, 2/01/25	7,000,000	7,526,540
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre- Refunded, 5.00%, 5/01/26	11,000,000	12,981,100
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre- Refunded, 5.00%, 5/01/27	5,000,000	5,900,500
Highway Capital Improvements, Full Faith and Credit, Highway User Receipts, Series R, Pre- Refunded, 5.00%, 5/01/28	9,100,000	10,738,910
Ohio State Turnpike Commission Revenue, Turnpike, Refunding, Series A, NATL Insured, 5.50%, 2/15/24	10,000,000	11,472,700
Ohio State Water Development Authority Water PCR, Loan Fund, Series A, 5.00%, 12/01/31	10,000,000	12,607,900
Toledo City School District GO,
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/24	2,920,000	3,271,831
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/25	4,125,000	4,620,619
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/26	4,340,000	4,854,073
School Facilities Improvement, Refunding, Series B, 5.00%, 12/01/27	4,565,000	5,101,114
Toledo Water System Revenue,
Improvement and Refunding, 5.00%, 11/15/25	4,000,000	4,529,280
Improvement and Refunding, 5.00%, 11/15/26	6,140,000	6,945,322
Improvement and Refunding, 5.00%, 11/15/27	6,450,000	7,288,500
Improvement and Refunding, 5.00%, 11/15/28	6,570,000	7,416,479
University of Cincinnati General Receipts Revenue,
Series C, AGMC Insured, 5.00%, 6/01/21	11,705,000	11,814,676
Series C, AGMC Insured, 5.00%, 6/01/22	11,575,000	11,684,847
Series C, Pre-Refunded, AGMC Insured, 5.00%, 6/01/21	105,000	105,981
Series C, Pre-Refunded, AGMC Insured, 5.00%, 6/01/22	100,000	100,934

		236,639,150

46	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Oregon 1.4%
Clackamas County School District No. 12 North Clackamas GO, Series B, 5.00%, 6/15/32	$3,725,000	$4,676,179
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,242,400
senior lien, Refunding, Series A, 5.00%, 11/15/27	3,000,000	3,596,700
senior lien, Refunding, Series A, 5.00%, 11/15/28	3,500,000	4,192,825
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,685,450
Washington Counties School District No. 48J Beaverton GO,
5.00%, 6/15/27	5,000,000	5,909,450
5.00%, 6/15/28	5,000,000	5,892,500
5.00%, 6/15/29	7,500,000	8,835,075

		50,030,579

Pennsylvania 3.5%
Allegheny County Hospital Development Authority Revenue,
University of Pittsburgh Medical Center, Refunding, Series A, 5.00%, 7/15/34	5,000,000	6,421,200
University of Pittsburgh Medical Center, Series A, 5.00%, 5/15/20	7,500,000	7,702,500
Commonwealth Financing Authority Revenue,
Series C-1, AGMC Insured, 5.00%, 6/01/22	4,130,000	4,242,336
Series C-1, AGMC Insured, 5.00%, 6/01/23	4,345,000	4,461,881
Lancaster County Solid Waste Management Authority Solid Waste Disposal System Revenue,
Series A, 5.25%, 12/15/25	5,345,000	6,160,326
Series A, 5.25%, 12/15/26	5,835,000	6,708,791
Pennsylvania State GO, Second Series, 5.00%, 10/15/26	13,375,000	15,425,254
Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series A, 4.00%, 8/15/34	5,895,000	6,734,094
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	32,537,474
Series E, Pre-Refunded, 5.00%, 12/01/24	5,000,000	5,441,000
Series E, Pre-Refunded, 5.00%, 12/01/25	10,000,000	10,882,000
Pennsylvania State University Revenue, Series A, 5.00%, 9/01/30	4,000,000	5,106,000
Philadelphia Gas Works Revenue,
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/30	2,000,000	2,479,120
1998 General Ordinance, Refunding, Fifteenth Series, 5.00%, 8/01/31	4,030,000	4,968,426
Philadelphia Water and Wastewater Revenue, Refunding, Series B, 5.00%, 11/01/31	5,750,000	7,196,528

		126,466,930

South Carolina 1.5%
Anderson Water and Sewer System Revenue,
Refunding, AGMC Insured, 5.00%, 7/01/22	2,555,000	2,827,108
Refunding, AGMC Insured, 5.00%, 7/01/23	2,695,000	2,974,876
Refunding, AGMC Insured, 5.00%, 7/01/24	2,825,000	3,109,252
Refunding, AGMC Insured, 5.00%, 7/01/25	2,965,000	3,259,009
Berkeley County Utility Revenue,
Combined Utility System, Refunding, 5.00%, 6/01/25	3,665,000	4,196,058
Combined Utility System, Refunding, 5.00%, 6/01/26	1,700,000	1,944,307
South Carolina Jobs-EDA Hospital Revenue, Prisma Health Obligated Group, Refunding, Series A, 5.00%, 5/01/33	6,000,000	7,458,360

franklintempleton.com	Semiannual Report	47

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
South Carolina (continued)
South Carolina State Transportation Infrastructure Bank Revenue,
Series B, AGMC Insured, Pre-Refunded, 5.00%, 10/01/25	$12,935,000	$14,468,574
Series B, AGMC Insured, Pre-Refunded, 5.00%, 10/01/26	13,440,000	15,033,446

		55,270,990

Tennessee 1.3%
Chattanooga Health Educational and Housing Facility Board Revenue,
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/30	2,020,000	2,573,924
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/31	1,500,000	1,903,500
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/33	1,000,000	1,260,770
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/34	1,000,000	1,257,360
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/35	1,250,000	1,566,562
CommonSpirit Health, Refunding, Series A-1, 4.00%, 8/01/36	1,000,000	1,129,460
CommonSpirit Health, Refunding, Series A-1, 4.00%, 8/01/37	1,250,000	1,407,863
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	17,397,354
Metropolitan Government of Nashville and Davidson County GO, Improvement, Series A, Pre-Refunded, 5.00%, 1/01/26	5,000,000	5,631,350
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%, 7/01/26	1,675,000	1,921,627
Refunding, 5.00%, 7/01/27	1,800,000	2,062,116
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Refunding, Series B, 5.00%, 11/01/28	8,180,000	9,998,169

		48,110,055

Texas 10.9%
Austin Water and Wastewater System Revenue,
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/26	4,835,000	5,414,620
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/27	4,000,000	4,475,480
Travis Williamson and Hays Counties, Refunding, Series A, 5.00%, 11/15/28	5,000,000	5,677,100
Clear Creek ISD,
GO, Refunding, Series A, 5.00%, 2/15/25	11,370,000	12,427,751
GO, Refunding, Series A, 5.00%, 2/15/26	12,060,000	13,172,776
Dallas Waterworks and Sewer System Revenue,
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/30	1,500,000	1,907,535
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/31	2,500,000	3,160,225
Denton Collin Kaufman and Rockwall Counties, Refunding, 5.00%, 10/01/32	1,000,000	1,259,240
Dallas/Fort Worth International Airport Revenue,
Joint Refunding, Series D, 5.25%, 11/01/27	5,000,000	5,840,600
Joint Refunding, Series D, 5.25%, 11/01/28	2,100,000	2,446,521
El Paso ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/27	5,460,000	6,478,181
GO, Refunding, PSF Guarantee, 5.00%, 8/15/28	2,500,000	2,959,150
Fort Worth GO,
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%, 3/01/25	6,000,000	6,561,960
Tarrant Denton Parker and Wise Counties, General Purpose, Refunding and Improvement, 5.00%, 3/01/26	6,790,000	7,403,137

48	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Texas (continued)
Harris County MTA Revenue,
Sales and Use Tax, Contractual Obligations, 5.00%, 11/01/28	$2,000,000	$2,374,140
Sales and Use Tax, Contractual Obligations, Pre-Refunded, 5.00%, 11/01/26	2,000,000	2,390,080
Sales and Use Tax, Contractual Obligations, Pre-Refunded, 5.00%, 11/01/27	2,000,000	2,390,080
Harris County Toll Road Revenue,
senior lien, Refunding, Series A, 5.00%, 8/15/32	2,500,000	3,167,925
senior lien, Refunding, Series A, 5.00%, 8/15/33	2,500,000	3,161,000
Houston GO,
Public Improvement, Refunding, Series A, 5.00%, 3/01/22	3,855,000	3,929,286
Public Improvement, Series A, Pre-Refunded, 5.00%, 3/01/22	6,145,000	6,261,878
Houston Utility System Revenue,
Combined, first lien, Refunding, Series B, 5.00%, 11/15/34	3,250,000	4,075,760
Combined, first lien, Refunding, Series B, 5.00%, 11/15/35	4,500,000	5,627,970
Combined, first lien, Refunding, Series C, 5.00%, 5/15/24	5,000,000	5,884,400
Combined, first lien, Refunding, Series C, 5.00%, 5/15/26	19,690,000	23,155,440
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/24	6,000,000	6,384,120
LCRA Transmission Services Corp. Project, Refunding, Series B, 5.00%, 5/15/24	10,620,000	11,299,892
North Texas Tollway Authority Revenue,
Special Projects System, Series D, Pre-Refunded, 5.00%, 9/01/24	12,000,000	12,917,040
System, first tier, Refunding, Series A, 4.00%, 1/01/33	5,000,000	5,719,600
Northwest ISD,
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	4,815,000	5,780,600
GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/29	7,015,000	8,404,321
San Angelo ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/28	5,220,000	6,072,269
San Antonio Electric and Gas Systems Revenue,
Refunding, 5.25%, 2/01/25	27,000,000	32,875,470
Refunding, 5.00%, 2/01/27	10,415,000	12,876,377
San Antonio Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 5/15/24	1,500,000	1,737,135
junior lien, Refunding, Series A, 5.00%, 5/15/26	2,200,000	2,543,860
junior lien, Refunding, Series A, 5.00%, 5/15/28	2,000,000	2,305,500
junior lien, Refunding, Series A, 5.00%, 5/15/29	1,000,000	1,151,870
Texas State Water Development Board Revenue,
State Water Implementation Fund, Master Trust, Series A, 5.00%, 10/15/31	12,585,000	15,987,984
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/34	5,800,000	6,760,132
State Water Implementation Fund, Master Trust, Series B, 4.00%, 10/15/36	10,000,000	11,663,900
Texas Transportation Commission State Highway Fund Revenue,
first tier, Refunding, Series A, 5.00%, 4/01/23	20,000,000	22,757,000
first tier, Refunding, Series A, 5.00%, 4/01/24	20,000,000	23,497,000
first tier, Refunding, Series A, 5.00%, 4/01/25	20,000,000	23,485,200
University of Houston Revenue,
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	4,745,000	5,009,249
Consolidated, Series A, Pre-Refunded, 5.00%, 2/15/27	255,000	268,821
University of Texas System Revenue, Board of Regents, Permanent University Fund, Series B, 5.00%, 7/01/27	10,000,000	11,779,400

franklintempleton.com	Semiannual Report	49

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Texas (continued)
Williamson County GO,
Refunding, 5.00%, 2/15/23	$6,235,000	$6,830,941
Refunding, 5.00%, 2/15/25	13,780,000	15,093,510

		394,803,426

Utah 0.5%
Utah State Board of Regents Student Loan Revenue,
Refunding, Series EE-2, 5.00%, 11/01/20	9,000,000	9,400,410
Refunding, Series EE-2, 5.00%, 11/01/21	9,000,000	9,401,400

		18,801,810

Virginia 3.9%
Norfolk Water Revenue,
Pre-Refunded, 5.00%, 11/01/24	6,050,000	6,681,499
Pre-Refunded, 5.00%, 11/01/25	5,910,000	6,526,886
Refunding, 5.00%, 11/01/24	95,000	104,822
Refunding, 5.00%, 11/01/25	90,000	99,255
Richmond Public Utility Revenue, Refunding, Series A, 5.00%, 1/15/32	10,000,000	12,175,100
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%, 8/01/20	13,450,000	13,937,697
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, Pre-Refunded, 5.00%, 2/01/25	13,080,000	15,312,233
21st Century College and Equipment Programs, Series D, 5.00%, 2/01/25	7,405,000	8,928,134
Virginia Commonwealth Transportation Board of Transportation Revenue, Capital Projects, 3.00%, 5/15/36	9,460,000	10,076,697
Virginia State PBA Public Facilities Revenue,
Refunding, Series B, 4.00%, 8/01/29	12,060,000	14,118,642
Series B, Pre-Refunded, 4.00%, 8/01/29	1,075,000	1,275,541
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution, Series C, 5.00%, 8/01/27	4,460,000	5,278,588
Virginia State Resources Authority Clean Water Revenue,
Revolving Fund, Refunding, 5.00%, 10/01/28	11,950,000	14,698,739
Revolving Fund, Refunding, Series B, 5.00%, 10/01/26	26,155,000	31,457,142

		140,670,975

Washington 4.5%
Energy Northwest Electric Revenue,
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/22	3,250,000	3,608,605
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	3,500,000	4,016,775
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/24	1,250,000	1,481,463
Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/36	7,000,000	9,080,050
King County Sewer Revenue,
Refunding, Series B, 5.00%, 7/01/25	1,200,000	1,420,812
Refunding, Series B, 5.00%, 7/01/26	1,200,000	1,419,720
Refunding, Series B, 5.00%, 7/01/27	1,900,000	2,241,601
Refunding, Series B, 5.00%, 7/01/28	3,050,000	3,591,222
Refunding, Series B, 5.00%, 7/01/29	2,600,000	3,058,640

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Washington (continued)
Seattle Drain and Wastewater Revenue,
Refunding, 5.00%, 5/01/24	$5,230,000	$6,163,240
Refunding, 5.00%, 5/01/25	5,500,000	6,480,815
Refunding, 5.00%, 5/01/26	2,995,000	3,526,942
Refunding, 5.00%, 5/01/27	3,150,000	3,705,156
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series B, 5.00%, 2/01/20	7,000,000	7,113,470
Improvement and Refunding, Series C, 4.00%, 9/01/34	5,300,000	6,137,877
Washington Health Care Facilities Authority Revenue,
Overlake Hospital Medical Center, Refunding, Series B, 5.00%, 7/01/30	1,000,000	1,260,670
Overlake Hospital Medical Center, Refunding, Series B, 5.00%, 7/01/31	1,925,000	2,409,619
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/31	2,250,000	2,684,025
Virginia Mason Medical Center, Refunding, 5.00%, 8/15/32	4,005,000	4,762,225
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series B, 5.00%, 7/01/25	29,370,000	34,759,395
Various Purpose, Series D, 5.00%, 2/01/31	5,480,000	6,850,822
Various Purpose, Series D, 5.00%, 2/01/32	10,000,000	12,456,900
Various Purpose, Series D, Pre-Refunded, 5.00%, 2/01/25	13,955,000	15,276,399
Washington State Health Care Facilities Authority Revenue,
CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/35	1,370,000	1,715,569
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/30	2,800,000	3,567,816
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/31	1,700,000	2,157,300
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/32	1,500,000	1,895,910
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/33	1,395,000	1,758,774
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/34	1,225,000	1,540,266
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/35	1,250,000	1,565,300
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/36	2,125,000	2,653,041
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/37	2,000,000	2,476,100

		162,836,519

Wisconsin 0.5%
Wisconsin State Transportation Revenue,
Refunding, Series 1, 5.00%, 7/01/24	6,560,000	7,283,831
Refunding, Series 2, 5.00%, 7/01/31	5,000,000	6,309,100
Series 1, Pre-Refunded, 5.00%, 7/01/24	3,440,000	3,821,255

		17,414,186

U.S. Territories 0.0%†
Guam 0.0%†
Guam Government Limited Obligation Revenue, Section 30, Series A, ETM, 5.50%, 12/01/19	1,025,000	1,036,132

Total Municipal Bonds before Short Term Investments (Cost $3,267,032,142)		3,473,604,835

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Short Term Investments 3.7%

Municipal Bonds 3.7%
Alabama 0.0%†
[b] Mobile IDB, PCR, Alabama Power Co. Barry Plant Project, First Series, Daily VRDN and Put, 1.43%, 6/01/34	$100,000	$100,000

Arizona 0.8%
[b] Arizona IDA Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.37%, 2/01/48	29,380,000	29,380,000

Colorado 0.4%
[b] Denver City and County COP, Wellington E. Webb Municipal Office Building, Refunding, Series A3, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.39%, 12/01/31	12,800,000	12,800,000

Florida 0.7%
[b] Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.43%, 7/15/22	22,600,000	22,600,000
[b] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.38%, 9/01/28	4,500,000	4,500,000

		27,100,000

Kentucky 0.1%
[b] Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, LOC PNC Bank, Daily VRDN and Put, 1.39%, 10/01/39	5,000,000	5,000,000

Michigan 0.1%
[b] Michigan State Strategic Fund Limited Obligation Revenue, Henry Ford Museum and Greenfield Village Project, LOC Comerica Bank, Daily VRDN and Put, 1.41%, 12/01/33	1,350,000	1,350,000
[b] University of Michigan Revenue, Regents, General, Series A, SPA Wells Fargo Bank, Daily VRDN and Put, 1.36%, 4/01/38	2,000,000	2,000,000

		3,350,000

Missouri 0.0%†
[b] Missouri State Health and Educational Facilities Authority Educational Facilities Revenue, The Washington University, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.36%, 3/01/40	1,100,000	1,100,000

New York 0.3%
[b] New York City GO, Fiscal 2006, Series I, Subseries I-8, SPA State Street Bank & Trust Co., Daily VRDN and Put, 1.42%, 4/01/36	2,015,000	2,015,000
[b] New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2013, Series A, Subseries A-4, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.39%, 8/01/39	1,700,000	1,700,000
Future Tax Secured, Senior, Multi-Modal, Fiscal 2003, Refunding, Series A, Subseries A-4, SPA Toronto Dominion Bank, Daily VRDN and Put, 1.39%, 11/01/29	3,700,000	3,700,000
[b] Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding, Subseries B-2, LOC Citibank, Daily VRDN and Put, 1.30%, 1/01/32	4,200,000	4,200,000

		11,615,000

North Carolina 0.5%
[b] The Charlotte-Mecklenburg Hospital Authority Revenue,
Carolinas HealthCare System, Refunding, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.36%, 1/15/38	1,700,000	1,700,000
Carolinas HealthCare System, Series E, LOC TD Bank National Association, Daily VRDN and Put, 1.39%, 1/15/44	16,090,000	16,090,000

		17,790,000

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Intermediate-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Municipal Bonds (continued)
Oregon 0.1%
[b] Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National Association, Daily VRDN and Put, 1.39%, 8/01/34	$2,300,000	$2,300,000

Utah 0.1%
[b] Weber County Hospital Revenue, IHC Health Services Inc., Series C, SPA Bank of New York Mellon, Daily VRDN and Put, 1.39%, 2/15/35	2,860,000	2,860,000

Virginia 0.6%
[b] Albemarle County EDA Hospital Facilities Revenue, Sentara Martha Jefferson Hospital, Refunding, Series B, SPA TD Bank National Association, Daily VRDN and Put, 1.41%, 10/01/48	19,800,000	19,800,000
[b] Virginia College Building Authority Educational Facilities Revenue, University of Richmond Project, SPA Wells Fargo Bank, Daily VRDN and Put, 1.38%, 11/01/36	1,375,000	1,375,000

		21,175,000

Total Short Term Investments (Cost $134,570,000)		134,570,000

Total Investments (Cost $3,401,602,142) 99.4%		3,608,174,835

Other Assets, less Liabilities 0.6%		21,251,368

Net Assets 100.0%		$3,629,426,203

See Abbreviations on page 141.

†Rounds to less than 0.1% of net assets.

aSecurity purchased on a when-issued basis. See Note 1(b).

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	53

FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin Federal Limited-Term Tax-Free Income Fund

	Six Months Ended August 31, 2019 (unaudited)	Year Ended February 28, 2019[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.35	$10.27

Income from investment operations[b]:

Net investment income[c]	0.07	0.07

Net realized and unrealized gains (losses)	0.21	0.08

Total from investment operations	0.28	0.15

Less distributions from:

Net investment income	(0.09)	(0.07)

Net asset value, end of period	$10.54	$10.35

Total return[d]	2.68%	1.49%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.82%	0.83%

Expenses net of waiver and payments by affiliates[f]	0.65%	0.65%

Net investment income	1.41%	1.23%

Supplemental data

Net assets, end of period (000’s)	$116,963	$103,864

Portfolio turnover rate	8.67%	64.94%

aFor the period September 10, 2018 (effective date) to February 28, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

54	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019		2018	2017	2016[a]	2015

Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.36		$10.29		$10.37	$10.45	$10.47	$10.51

Income from investment operations[b]:

Net investment income[c]	0.08		0.14		0.09	0.09	0.10	0.11

Net realized and unrealized gains (losses)	0.20		0.08		(0.09)	(0.09)	(0.03)	(0.05)

Total from investment operations	0.28		0.22		—	—	0.07	0.06

Less distributions from:

Net investment income	(0.09)		(0.15)		(0.08)	(0.08)	(0.09)	(0.10)

Net asset value, end of period	$10.55		$10.36		$10.29	$10.37	$10.45	$10.47

Total return[d]	2.73%		2.11%		0.01%	0.04%	0.70%	0.60%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.72%		0.73%		0.71%	0.70%	0.69%	0.70%

Expenses net of waiver and payments by affiliates	0.55%	[f]	0.55%	[f]	0.63%	0.63%	0.63%	0.62%

Net investment income	1.51%		1.33%		0.84%	0.83%	0.95%	1.05%

Supplemental data

Net assets, end of period (000’s)	$541,313		$582,767		$687,197	$810,811	$886,784	$890,556

Portfolio turnover rate	8.67%		64.94%		40.13%	18.54%	22.58%	19.64%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019		2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.35		$10.28		$10.37

Income from investment operations[b]:

Net investment income[c]	0.09		0.16		0.07

Net realized and unrealized gains (losses)	0.20		0.07		(0.10)

Total from investment operations	0.29		0.23		(0.03)

Less distributions from:

Net investment income	(0.10)		(0.16)		(0.06)

Net asset value, end of period	$10.54		$10.35		$10.28

Total return[d]	2.82%		2.29%		(0.32)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.54%		0.55%		0.54%

Expenses net of waiver and payments by affiliates	0.36%	[f]	0.36%	[f]	0.44%

Net investment income	1.70%		1.52%		1.03%

Supplemental data

Net assets, end of period (000’s)	$50,511		$47,182		$51,656

Portfolio turnover rate	8.67%		64.94%		40.13%

aFor the period August 1, 2017 (effective date) to February 28, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

56	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019		2018	2017	2016[a]	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.35		$10.29		$10.37	$10.44	$10.46	$10.50

Income from investment operations[b]:

Net investment income[c]	0.09		0.15		0.10	0.10	0.11	0.12

Net realized and unrealized gains (losses)	0.21		0.07		(0.08)	(0.07)	(0.02)	(0.04)

Total from investment operations	0.30		0.22		0.02	0.03	0.09	0.08

Less distributions from:

Net investment income	(0.10)		(0.16)		(0.10)	(0.10)	(0.11)	(0.12)

Net asset value, end of period	$10.55		$10.35		$10.29	$10.37	$10.44	$10.46

Total return[d]	2.90%		2.16%		0.16%	0.28%	0.86%	0.75%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.57%		0.58%		0.56%	0.55%	0.54%	0.55%

Expenses net of waiver and payments by affiliates	0.40%	[f]	0.40%	[f]	0.48%	0.48%	0.48%	0.47%

Net investment income	1.66%		1.48%		0.99%	0.98%	1.10%	1.20%

Supplemental data

Net assets, end of period (000’s)	$297,797		$274,316		$247,708	$296,298	$239,537	$231,428

Portfolio turnover rate	8.67%		64.94%		40.13%	18.54%	22.58%	19.64%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2019 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund

	Shares	Value

Management Investment Companies (Cost $15,789,813) 1.6%
Financials 1.6%
[a] Franklin Liberty Municipal Bond ETF	615,000	$16,266,750

	Principal Amount

Municipal Bonds 86.9%
Alabama 1.0%
[b] Mobile IDB,
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, 2.90%, 12/12/23	$7,550,000	7,949,621
PCR, Alabama Power Co. Barry Plant Project, Mandatory Put, Series A, 1.85%, 3/24/20	2,250,000	2,255,828

		10,205,449

Arkansas 1.6%
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%, 6/15/22	11,195,000	11,630,933
Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/20	4,930,000	4,967,222

		16,598,155

California 6.6%
[b] California Health Facilities Financing Authority Revenue,
Providence St. Joseph Health, Mandatory Put, Series B-3, 2.00%, 10/01/25	13,340,000	13,948,971
St. Joseph Health System, Mandatory Put, Refunding, Series D, 5.00%, 10/15/20	5,000,000	5,222,100
St. Joseph Health System, Mandatory Put, Series C, 5.00%, 10/15/19	3,250,000	3,264,755
[b] California Infrastructure and Economic Development Bank Revenue, J Paul Getty Trust, Mandatory Put, Refunding, Series A-1, 1.891%, 4/01/22	15,000,000	14,990,100
[b] California State Municipal Finance Authority Solid Waste Disposal Revenue, Waste Management Inc. Project, Mandatory Put, Series A, 2.00%, 2/03/20	4,500,000	4,511,610
[b] California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put, Refunding, Series D, 2.625%, 12/01/23	3,000,000	3,134,370
California Statewide CDA Revenue, Viamonte Senior Living1 Project, Series B, California Mortgage Insured, 3.00%, 7/01/27	3,500,000	3,577,525
Mount San Antonio Community College District GO, Capital Appreciation, BAN, zero cpn., 4/01/22	10,000,000	9,690,400
Salinas UHSD, GO, Monterey County, BAN, Capital Appreciation, zero cpn., 8/01/20	5,000,000	4,906,950
[b] Western Municipal Water District Facilities Authority Adjustable Rate Water Revenue, Mandatory Put, Refunding, Series A, 1.50%, 10/01/20	3,250,000	3,259,100

		66,505,881

Colorado 0.8%
Denver City and County School District No. 1 GO, Series B, 4.00%, 12/01/27	7,480,000	8,109,292

Connecticut 2.1%
[b] Connecticut State Health and Educational Facilities Authority Revenue,
Yale University Issue, Mandatory Put, Refunding, Series A, 2.05%, 7/12/21	7,500,000	7,624,950
Yale University Issue, Mandatory Put, Series A, 1.30%, 2/03/20	10,000,000	10,007,800
Yale University Issue, Mandatory Put, Series X-2, 1.80%, 2/09/21	3,000,000	3,028,020

		20,660,770

58	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Florida 1.8%
Escambia County PCR, Gulf Power Co. Project, Refunding, 2.60%, 6/01/23	$5,000,000	$5,208,450
Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project, Refunding, Series A, 5.00%, 10/01/25	1,000,000	1,226,060
Florida State Turnpike Authority Revenue, Department of Transportation, Refunding, Series A, 2.875%, 7/01/25	3,000,000	3,141,210
Lee County Transportation Facilities Revenue, Refunding, AGMC Insured, 5.00%, 10/01/19	2,385,000	2,391,940
[b] Miami-Dade County IDA Solid Waste Disposal Revenue, Waste Management Inc. of Florida Project, Mandatory Put, 1.75%, 11/01/19	2,000,000	2,001,880
Orlando-Orange County Expressway Authority Revenue, Refunding, AGMC Insured, 5.00%, 7/01/24	4,000,000	4,427,160

		18,396,700

Georgia 3.5%
[b] Cobb County Development Authority Revenue, Georgia Waste Management Project, Mandatory Put, Series A, 1.875%, 10/01/19	2,500,000	2,501,475
Georgia State GO, Series A, 5.00%, 2/01/23	12,375,000	14,020,875
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Refunding, Series A, 3.00%, 7/01/23	11,000,000	11,792,990
[b] Monroe County Development Authority PCR,
Georgia Power Co. Plant Scherer Project, Mandatory Put, Refunding, First Series, 2.05%, 11/19/21	3,250,000	3,284,190
Gulf Power Co. Plant Scherer Project, Mandatory Put, First Series, 1.40%, 9/19/19	3,750,000	3,750,000

		35,349,530

Hawaii 1.1%
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/23	10,000,000	11,221,000

Illinois 0.9%
[b] Illinois State Finance Authority Revenue, Field Museum of Natural History, Refunding, Mandatory Put, 2.016%, 9/01/22	8,700,000	8,700,174

Iowa 1.0%
Des Moines Independent Community School District Revenue, Polk and Warren Counties, School Infrastructure Sales, Services and Use Tax, AGMC Insured, 3.00%, 6/01/29	9,300,000	10,043,349

Kansas 0.8%
[c] Kansas State Department of Transportation Highway Revenue, Refunding, Series B-5, Monthly FRN, 1.894%, (1-month USD LIBOR + 0.40%), 9/01/19	5,700,000	5,700,000
Reno County USD No. 308 GO, Hutchinson, Refunding, 5.00%, 9/01/27	1,575,000	2,006,692

		7,706,692

Kentucky 2.2%
[b] Kentucky Public Energy Authority Gas Supply Revenue,
Mandatory Put, Series A, 4.00%, 4/01/24	10,000,000	11,011,600
Mandatory Put, Series B, 4.00%, 1/01/25	10,000,000	11,210,900

		22,222,500

Louisiana 3.1%
Louisiana State GO,
Seried A, 5.00%, 3/01/31	10,870,000	14,184,807
Series A, 4.00%, 5/15/31	15,225,000	16,531,609

		30,716,416

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Maryland 5.2%
Baltimore City GO, Consolidated Public Improvement, Refunding, Series B, 5.00%, 10/15/25	$5,000,000	$6,153,600
Maryland State GO,
State and Local Facilities Loan of 2013, Second Series A, Pre-Refunded, 5.00%, 8/01/23	11,355,000	12,209,123
State and Local Facilities Loan of 2017, Refunding, Second Series B, 5.00%, 8/01/26	12,330,000	15,524,950
Washington Suburban Sanitary District GO,
Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%, 6/01/28	5,500,000	6,100,160
Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%, 6/01/30	5,500,000	6,100,160
Montgomery and Prince George’s Counties, Consolidated Public Improvement, Pre-Refunded, 4.00%, 6/01/31	5,500,000	6,100,160

		52,188,153

Massachusetts 0.6%
[b] Massachusetts Development Finance Agency Revenue, Partners HealthCare System Issue, Mandatory Put, Refunding, Series S-4, 5.00%, 1/25/24	5,000,000	5,816,750

Michigan 1.4%
Grand Rapids Sanitary Sewer System Revenue, Improvement and Refunding, Series A, AGMC Insured, 5.50%, 1/01/22	3,145,000	3,318,164
Michigan Finance Authority Revenue, Unemployment Obligation Assessment, Refunding, Series B, 5.00%, 7/01/20	10,000,000	10,181,200
Michigan State HDA Rental Housing Revenue, Series A-1, 1.50%, 10/01/22	1,000,000	1,001,630

		14,500,994

Minnesota 1.6%
Farmington ISD No. 192 GO, School Building, Refunding, Series C, 5.00%, 2/01/24	6,065,000	7,062,207
[b] Minneapolis MFHR, Riverside Homes Project, Mandatory Put, Series A, 2.40%, 5/01/20	1,250,000	1,251,975
Minnesota State Higher Education Facilities Authority Revenue,
University of St. Thomas, 5.00%, 10/01/26	1,000,000	1,242,280
University of St. Thomas, 5.00%, 10/01/27	1,000,000	1,268,610
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/21	5,000,000	5,255,050

		16,080,122

Mississippi 0.5%
[b] Mississippi Business Finance Corp. Solid Waste Disposal Revenue, Waste Management Inc. Project, Mandatory Put, 1.35%, 9/01/20	5,000,000	5,000,850

Nevada 2.8%
Clark County School District GO, Refunding, Series D, 5.00%, 6/15/20	20,000,000	20,604,200
Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, Refunding, 5.00%, 12/01/20	7,000,000	7,342,790

		27,946,990

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
New Jersey 4.6%
Garden State Preservation Trust Revenue, Open Space and Farmland Preservation, Forward Delivery, Series A, 5.75%, 11/01/28	$25,000,000	$32,175,250
[b]New Jersey State Housing and Mortgage Finance Agency MF Conduit Revenue, Garden Spires Project, Mandatory Put, Series A, 2.02%, 8/01/20	4,310,000	4,332,843
New Jersey State Transportation Trust Fund Authority Revenue, Transportation, Capital Appreciation, Series C, BHAC Insured, zero cpn., 12/15/27	11,110,000	9,484,163

		45,992,256

New Mexico 0.9%
[b]Farmington PCR, Southern California Edison Co. Four Corners Project, Mandatory Put, Refunding, Series A, 1.875%, 4/01/20	9,000,000	9,024,300

New York 7.5%
[b]Chautauqua County Capital Resource Corp. Revenue, Multi-Mode, Jamestown Center City Development Corp. Project, Mandatory Put, Refunding, Subseries C, 2.00%, 11/01/21	4,750,000	4,780,780
New York City GO,
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/24	6,000,000	6,017,160
Fiscal 2010, Series E, 5.00%, 8/01/27	8,075,000	8,098,095
Fiscal 2014, Refunding, Series G, 5.00%, 8/01/20	7,000,000	7,252,490
Fiscal 2019, Refunding, Series A, 5.00%, 8/01/22	5,000,000	5,563,100
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Refunding, Series A, 5.00%, 12/15/19	6,095,000	6,163,020
New York State Energy Research and Development Authority PCR,
New York State Electric and Gas Corp. Project, Refunding, Series D, 3.50%, 10/01/29	3,000,000	3,509,970
[b]Rochester Gas and Electric Corp. Project, Mandatory Put, Series A, 3.00%, 7/01/25	10,000,000	10,901,500
New York State HFAR, Affordable Housing, Climate Bond Certified/Green Bonds, Series K, GNMA Secured, 1.50%, 5/01/21	10,000,000	10,034,700
Suffolk County GO,
Public Improvements, Series B, AGMC Insured, 4.00%, 10/15/28	4,205,000	4,896,933
Refunding, Series D, 4.00%, 10/15/19	3,835,000	3,847,617
Refunding, Series D, 4.00%, 10/15/20	4,270,000	4,407,152

		75,472,517

North Carolina 1.3%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,510,950
North Carolina State University at Raleigh Revenue,
General, The Board of Governors of the University of North Carolina, Refunding, Series A, 5.00%, 10/01/27	1,500,000	1,945,275
General, The Board of Governors of the University of North Carolina, Refunding, Series B, 5.00%, 10/01/26	3,000,000	3,803,130

		13,259,355

North Dakota 0.5%
West Fargo GO, Cass County, Temporary, Refunding and Improvement, 2.15%, 5/01/21	5,000,000	5,003,300

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Ohio 3.9%
American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/20	$7,000,000	$7,121,730
Lucas County Hospital Revenue, Promedica Healthcare Obligated Group, Refunding, Series A, 6.50%, 11/15/37	10,000,000	11,164,200
Marysville Wastewater Treatment System Revenue, Refunding, BAM Insured, 5.00%, 12/01/19	1,000,000	1,009,120
Ohio State Water Development Authority PCR, Loan Fund, Series A, 5.00%, 6/01/29	8,500,000	11,301,345
Ohio State Water Development Authority Revenue, Fresh Water, 5.00%, 6/01/28	7,000,000	9,115,470

		39,711,865

Oklahoma 0.8%
Oklahoma County Finance Authority Educational Facilities Lease Revenue,
Midwest City-Del City Public Schools Project, 5.00%, 10/01/19	510,000	511,474
Midwest City-Del City Public Schools Project, 5.00%, 10/01/20	1,350,000	1,405,809
Midwest City-Del City Public Schools Project, 5.00%, 10/01/22	1,000,000	1,112,190
Tulsa County Industrial Authority Educational Facilities Lease Revenue,
Owasso Public Schools Project, 5.00%, 9/01/21	2,010,000	2,158,981
Owasso Public Schools Project, 5.00%, 9/01/22	1,500,000	1,663,365
Owasso Public Schools Project, 5.00%, 9/01/23	1,170,000	1,336,292

		8,188,111

Oregon 1.9%
Oregon State Department of Transportation Highway User Tax Revenue,
senior lien, Refunding, Series A, 5.00%, 11/15/22	5,000,000	5,622,900
senior lien, Refunding, Series C, 5.00%, 11/15/19	7,860,000	7,921,622
Oregon State GO, Higher Education, Refunding, Series B, 5.00%, 8/01/27	2,785,000	3,397,032
Salem-Keizer School District No. 24J GO, Marion and Polk Counties, 5.00%, 6/15/25	2,000,000	2,441,200

		19,382,754

Pennsylvania 2.9%
[b] Lehigh County IDA, PCR, PPL Electric Utilities Corp. Project, Refunding, Mandatory Put, Series A, 1.80%, 9/01/22	10,000,000	10,085,200
Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	10,000,000	10,142,600
Westmoreland County Municipal Authority Revenue, Municipal Service, Pre-Refunded, 5.00%, 8/15/37	7,895,000	9,091,014

		29,318,814

South Carolina 1.1%
[b] Patriots Energy Group Financing Agency Gas Supply Revenue, Mandatory Put, Sub Series A, 4.00%, 2/01/24	10,000,000	11,040,200

Tennessee 3.2%
Memphis GO,
General Improvement, Refunding, 5.00%, 6/01/24	6,915,000	8,173,945
General Improvement, Refunding, 5.00%, 6/01/25	7,260,000	8,842,099
General Improvement, Refunding, 5.00%, 6/01/26	7,625,000	9,539,866
[b] Tennergy Corp. Gas Supply Revenue, Mandatory Put, Series A, 5.00%, 10/01/24	5,000,000	5,843,100

		32,399,010

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Texas 9.1%
Clifton Higher Education Finance Corp. Revenue,
Education, IDEA Public Schools, Refunding, PSF Guarantee, 3.00%, 8/15/20	$2,400,000	$2,440,776
Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/21	2,000,000	2,108,240
Education, IDEA Public Schools, Refunding, PSF Guarantee, 4.00%, 8/15/22	3,200,000	3,455,040
Comal ISD,
GO, School Building, PSF Guarantee, 5.00%, 2/01/21	2,280,000	2,406,221
GO, School Building, PSF Guarantee, 5.00%, 2/01/22	2,250,000	2,460,555
Cypress-Fairbanks ISD,
GO, Harris County, Refunding, PSF Guarantee, 5.00%, 2/15/22	7,320,000	8,021,476
[b] GO, Harris County, School Building, Series A-1, PSF Guarantee, Mandatory Put, 2.125%, 8/16/21	6,315,000	6,419,892
Dallas Waterworks and Sewer System Revenue, Dallas Denton Collin and Rockwall Counties, Refunding, Series A, 5.00%, 10/01/26	5,000,000	6,138,850
Fort Worth GO, Tarrant Denton Parker Johnson and Wise Counties, General Purpose, Refunding and Improvement, Series A, 5.00%, 3/01/20	5,000,000	5,096,850
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/26	1,000,000	1,262,850
Lubbock GO, Refunding, 5.00%, 2/15/25	5,150,000	6,189,476
Northside ISD, GO, Refunding, PSF Guarantee, 4.00%, 8/15/20	5,940,000	6,106,439
San Antonio ISD, GO, Bexar County, School Building, Refunding, PSF Guarantee, 5.00%, 2/15/21	14,880,000	15,724,142
Texas State GO,
Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, Subseries B-3, 5.00%, 8/01/24	4,750,000	5,636,825
Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, Subseries B-3, 5.00%, 8/01/25	2,000,000	2,444,220
Water Financial Assistance, Water Infrastructure Fund, Refunding, Series B, Subseries B-3, 5.00%, 8/01/26	2,000,000	2,510,660
Texas State Water Development Board Revenue, State Revolving Fund, 5.00%, 8/01/27	4,200,000	5,392,380
[b] Texas Transportation Commission State Highway Fund Revenue, first tier, Mandatory Put, Refunding, Series B, 4.00%, 10/01/21	3,000,000	3,172,770
University of Texas System Revenue, Board of Regents, Financing System, Series J, 5.00%, 8/15/21	4,000,000	4,306,160

		91,293,822

Utah 0.1%
South Valley Water Reclamation Facility Sewer Revenue, AGMC Insured, 5.00%, 2/15/23	1,225,000	1,383,515

Virginia 2.8%
Virginia College Building Authority Educational Facilities Revenue,
21st Century College and Equipment Programs, Series A, 4.00%, 2/01/29	15,375,000	16,466,010
Public Higher Education Financing Program, Refunding, Series B, 5.00%, 9/01/20	11,760,000	12,219,463

		28,685,473

Washington 6.6%
Energy Northwest Electric Revenue, Columbia Generating Station, Refunding, Series A, 5.00%, 7/01/23	5,000,000	5,738,250
King and Pierce Counties School District No. 408 Auburn GO,
5.00%, 12/01/27	1,700,000	2,204,186
5.00%, 12/01/28	3,300,000	4,264,359
Pierce County Sumner School District No. 320 GO, Unlimited Tax, Refunding and Improvement, 4.00%, 12/01/20	7,250,000	7,516,728

franklintempleton.com	Semiannual Report	63

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Washington (continued)
Snoqualmie Valley School District No. 410 GO,
King County, Improvement and Refunding, 5.00%, 12/01/20	$4,880,000	$5,119,559
King County, Improvement and Refunding, 5.00%, 12/01/21	2,455,000	2,671,359
Spokane County School District No. 354 Mead GO,
4.00%, 12/01/32	1,150,000	1,341,590
5.00%, 12/01/33	1,500,000	1,892,505
Spokane County School District No. 356 Central Valley GO, 4.00%, 12/01/31	8,295,000	9,735,925
[b] University of Washington Revenue, General, Mandatory Put, Series A, 5.00%, 5/01/22	5,000,000	5,399,900
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, 5.00%, 7/01/23	3,255,000	3,613,180
Motor Vehicle Fuel Tax, Refunding, Series R-2015D, 5.00%, 7/01/28	3,985,000	4,769,965
Motor Vehicle Fuel Tax, Refunding, Series R-D, 5.00%, 7/01/23	4,085,000	4,534,513
Variable Purpose, Series D, 5.00%, 2/01/34	6,545,000	7,164,746

		65,966,765

Wisconsin 1.1%
Fond Du Lac GO,
Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/20	700,000	703,598
Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	1,000,000	1,021,370
Wisconsin State GO, Series B, 3.00%, 5/01/33	9,000,000	9,141,930

		10,866,898

Total Municipal Bonds (Cost $847,789,835)		874,958,722

Total Investments before Short Term Investments (Cost $863,579,648)		891,225,472

Short Term Investments 10.9%

Municipal Bonds 10.9%
Alabama 0.1%
[d] Mobile IDB, PCR, Alabama Power Co. Barry Plant Project, First Series, Daily VRDN and Put, 1.43%, 6/01/34	600,000	600,000

Arizona 2.0%
[d] Arizona IDA Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.37%, 2/01/48	2,830,000	2,830,000
[d] Maricopa County IDA Hospital Revenue, Honor Health, Refunding, Series C, Weekly VRDN and Put, 2.15%, 9/01/24	17,000,000	17,056,950

		19,886,950

Colorado 1.0%
[d] Denver City and County COP, Wellington E. Webb Municipal Office Building, Refunding, Series A2, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.39%, 12/01/29	10,100,000	10,100,000

64	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Municipal Bonds (continued)
Florida 2.5%
[d] Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.43%, 7/15/22	$3,800,000	$3,800,000
[d] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.38%, 9/01/28	21,300,000	21,300,000

		25,100,000

Kentucky 0.4%
[d] Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc., Series B, LOC PNC Bank, Daily VRDN and Put, 1.39%, 10/01/39	4,000,000	4,000,000

Maryland 1.6%
[d] Montgomery County GO, Consolidated Public Improvement, Series E, SPA US Bank National Association, Daily VRDN and Put, 1.36%, 11/01/37	16,600,000	16,600,000

Michigan 0.1%
[d] University of Michigan Revenue, Regents, General, Series A, SPA Wells Fargo Bank, Daily VRDN and Put, 1.36%, 4/01/38	600,000	600,000

New York 0.4%
[d] New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily VRDN and Put, 1.35%, 6/15/38	1,975,000	1,975,000
[d] New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2013, Series C, Subseries C-4, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.39%, 11/01/36	500,000	500,000
[d] Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding, Series F, LOC Citibank, Daily VRDN and Put, 1.30%, 11/01/32	1,950,000	1,950,000

		4,425,000

North Carolina 0.5%
[d] The Charlotte-Mecklenburg Hospital Authority Revenue,
Carolinas HealthCare System, Refunding, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.36%, 1/15/38	3,500,000	3,500,000
Carolinas HealthCare System, Refunding, Series C, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.36%, 1/15/37	200,000	200,000
Carolinas HealthCare System, Series E, LOC TD Bank National Association, Daily VRDN and Put, 1.39%, 1/15/44	1,800,000	1,800,000

		5,500,000

Ohio 0.6%
Dublin City School District GO, Franklin Delaware and Union Counties, School Facilities Construction and Improvement, Series A, 3.00%, 12/01/19	2,415,000	2,426,592
[d] Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 1.35%, 1/01/39	3,175,000	3,175,000

		5,601,592

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Limited-Term Tax-Free Income Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Municipal Bonds (continued)
Pennsylvania 0.8%
[d] Pennsylvania State Turnpike Commission Turnpike Revenue, Refunding, Series A-2, Weekly VRDN and Put, 2.05%, (MUNIPSA + 0.70%), 12/01/19	$3,000,000	$3,001,770
[d] University of Pittsburgh of the Commonwealth System of Higher Education Revenue, Pitt Asset Notes, Higher Education, Weekly VRDN and Put, 1.59%, 9/15/21	5,000,000	4,992,950

		7,994,720

Utah 0.6%
[d] Utah County Hospital Revenue, IHC Health Services Inc., Series C, SPA TD Bank National Association, Daily VRDN and Put, 1.35%, 5/15/58	600,000	600,000
[d] Weber County Hospital Revenue, IHC Health Services Inc., Series C, SPA Bank of New York Mellon, Daily VRDN and Put, 1.39%, 2/15/35	5,340,000	5,340,000

		5,940,000

Virginia 0.3%
[d] Albemarle County EDA Hospital Facilities Revenue, Sentara Martha Jefferson Hospital, Refunding, Series B, SPA TD Bank National Association, Daily VRDN and Put, 1.41%, 10/01/48	2,900,000	2,900,000

Total Short Term Investments (Cost $109,193,502)		109,248,262

Total Investments (Cost $972,773,150) 99.4%		1,000,473,734
Other Assets, less Liabilities 0.6%		6,110,716

Net Assets 100.0%		$1,006,584,450

See Abbreviations on page 141.

aSee Note 3(f) regarding investments in affiliated management investment companies.

bThe maturity date shown represents the mandatory put date.

cThe coupon rate shown represents the rate at period end.

dVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

66	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin High Yield Tax-Free Income Fund

	Six Months Ended August 31, 2019 (unaudited)	Year Ended February 28, 2019[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.93	$ 9.97

Income from investment operations[b]:

Net investment income[c]	0.20	0.20

Net realized and unrealized gains (losses)	0.44	(0.04)

Total from investment operations	0.64	0.16

Less distributions from:

Net investment income	(0.23)	(0.20)

Net asset value, end of period	$10.34	$ 9.93

Total return[d]	6.51%	1.68%

Ratios to average net assets[e]

Expenses[f]	0.81%	0.81%

Net investment income	3.94%	4.23%

Supplemental data

Net assets, end of period (000’s)	$603,488	$343,683

Portfolio turnover rate	4.26%	6.16%

aFor the period September 10, 2018 (effective date) to February 28, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	67

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019	2018	2017	2016[a]	2015

Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.92		$ 9.94	$10.25	$10.57	$10.68	$10.15

Income from investment operations[b]:

Net investment income[c]	0.21		0.43	0.43	0.46	0.45	0.46

Net realized and unrealized gains (losses)	0.44		(0.01)	(0.30)	(0.33)	(0.11)	0.54

Total from investment operations	0.65		0.42	0.13	0.13	0.34	1.00

Less distributions from:

Net investment income	(0.24)		(0.44)	(0.44)	(0.45)	(0.45)	(0.47)

Net asset value, end of period	$10.33		$ 9.92	$ 9.94	$10.25	$10.57	$10.68

Total return[d]	6.60%		4.33%	1.30%	1.21%	3.30%	9.99%

Ratios to average net assets[e]

Expenses	0.66%	[f]	0.66% [f]	0.66%	0.64%	0.67%	0.65%

Net investment income	4.09%		4.38%	4.22%	4.36%	4.32%	4.39%

Supplemental data

Net assets, end of period (000’s)	$4,249,110		$4,174,968	$4,608,917	$5,030,901	$5,117,876	$5,244,428

Portfolio turnover rate	4.26%		6.16%	6.98%	12.26%	11.81%	8.29%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

68	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019	2018	2017	2016[a]	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.12		$10.13	$10.44	$10.76	$10.86	$10.31

Income from investment operations[b]:

Net investment income[c]	0.18		0.39	0.38	0.41	0.40	0.41

Net realized and unrealized gains (losses)	0.45		(0.01)	(0.30)	(0.34)	(0.11)	0.55

Total from investment operations	0.63		0.38	0.08	0.07	0.29	0.96

Less distributions from:

Net investment income	(0.21)		(0.39)	(0.39)	(0.39)	(0.39)	(0.41)

Net asset value, end of period	$10.54		$10.12	$10.13	$10.44	$10.76	$10.86

Total return[d]	6.30%		3.77%	0.71%	0.62%	2.78%	9.43%

Ratios to average net assets[e]

Expenses	1.21%	[f]	1.21% [f]	1.21%	1.19%	1.22%	1.20%

Net investment income	3.54%		3.83%	3.67%	3.81%	3.77%	3.84%

Supplemental data

Net assets, end of period (000’s)	$534,262		$558,728	$870,227	$1,025,186	$1,062,643	$1,100,883

Portfolio turnover rate	4.26%		6.16%	6.98%	12.26%	11.81%	8.29%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	69

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019	2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.97		$ 9.98	$10.31

Income from investment operations[b]:

Net investment income[c]	0.22		0.45	0.27

Net realized and unrealized gains (losses)	0.44		(0.01)	(0.34)

Total from investment operations	0.66		0.44	(0.07)

Less distributions from:

Net investment income	(0.25)		(0.45)	(0.26)

Net asset value, end of period	$10.38		$ 9.97	$ 9.98

Total return[d]	6.64%		4.55%	(0.68)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.53%		0.52%	0.52%

Expenses net of waiver and payments by affiliates	0.52%	[f]	0.52% [g]	0.51%

Net investment income	4.23%		4.52%	4.37%

Supplemental data

Net assets, end of period (000’s)	$111,054		$90,752	$152,255

Portfolio turnover rate	4.26%		6.16%	6.98%

aFor the period August 1, 2017 (effective date) to February 28, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin High Yield Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019	2018	2017	2016[a]	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.97		$ 9.98	$10.30	$10.61	$10.72	$10.18

Income from investment operations[b]:

Net investment income[c]	0.21		0.45	0.44	0.47	0.46	0.47

Net realized and unrealized gains (losses)	0.44		(0.01)	(0.31)	(0.32)	(0.11)	0.55

Total from investment operations	0.65		0.44	0.13	0.15	0.35	1.02

Less distributions from:

Net investment income	(0.24)		(0.45)	(0.45)	(0.46)	(0.46)	(0.48)

Net asset value, end of period	$10.38		$ 9.97	$ 9.98	$10.30	$10.61	$10.72

Total return[d]	6.62%		4.52%	1.29%	1.39%	3.39%	10.16%

Ratios to average net assets[e]

Expenses	0.56%	[f]	0.56% [f]	0.56%	0.54%	0.57%	0.55%

Net investment income	4.19%		4.48%	4.32%	4.46%	4.42%	4.49%

Supplemental data

Net assets, end of period (000’s)	$1,135,645		$994,336	$1,070,254	$1,898,648	$2,167,363	$2,194,757

Portfolio turnover rate	4.26%		6.16%	6.98%	12.26%	11.81%	8.29%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	71

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2019 (unaudited)

Franklin High Yield Tax-Free Income Fund

	Principal Amount	Value

Municipal Bonds 93.9%
Alabama 2.6%
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	$6,000,000	$6,319,260
Cullman County Health Care Authority Revenue, Regional Medical Center, Series A, 7.00%, 2/01/36	5,000	5,010
Jefferson County Sewer Revenue,
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/28	7,350,000	4,967,497
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/29	13,465,000	8,376,711
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/30	19,050,000	10,892,409
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/31	24,845,000	13,019,774
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/32	30,825,000	14,865,356
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/33	35,700,000	15,875,433
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/34	28,020,000	11,454,296
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/35	15,000,000	5,642,550
Capital Appreciation, wts., sub. lien, Refunding, Series E, zero cpn., 10/01/36	12,425,000	4,289,980
Capital Appreciation, wts., sub. lien, Refunding, Series F, zero cpn. to 9/30/23, 7.50% thereafter, 10/01/39	75,000,000	72,905,250
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,087,600
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,531,710

		175,232,836

Arizona 1.6%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,544,100
La Paz County IDA Education Facility Lease Revenue,
Charter School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/38	1,000,000	1,177,770
Charter School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/48	1,000,000	1,156,360
Maricopa County IDA Education Revenue,
Benjamin Franklin Charter School Projects, Series A, 6.00%, 7/01/38	5,000,000	5,854,700
Benjamin Franklin Charter School Projects, Series A, 6.00%, 7/01/52	10,000,000	11,516,900
Maricopa County PCC, PCR, Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	15,387,000
Pima County IDAR, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	15,405,000	15,974,831
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	7,259,520
5.50%, 12/01/29	11,105,000	14,756,768
Tempe IDAR,
Mirabella at ASU Project, Series A, 6.00%, 10/01/37	1,200,000	1,395,648
Mirabella at ASU Project, Series A, 6.125%, 10/01/47	1,400,000	1,613,962
Mirabella at ASU Project, Series A, 6.125%, 10/01/52	1,400,000	1,608,726
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc. Project, Refunding, Series A, 6.375%, 12/01/37	15,095,000	14,988,882

		103,235,167

Arkansas 0.2%
Arkansas State Development Finance Authority IDR, Big River Steel Project, 4.50%, 9/01/49	10,000,000	10,872,200

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California 22.5%
Alvord USD, GO, Riverside County, Capital Appreciation, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn., 8/01/41	$30,750,000	$15,605,010
Azusa Special Tax, CFD No. 2005-1, Rosedale, Improvement Area No. 1, 5.00%, 9/01/37	3,615,000	3,615,000
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,735,187
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,043,950
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,070,320
California State GO,
Various Purpose, 5.25%, 11/01/40	47,000,000	49,192,550
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	71,448,300
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	61,308,600
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	10,778,100
California State Municipal Finance Authority Revenue,
California Baptist University, Series A, 5.50%, 11/01/45	17,400,000	20,285,964
California Baptist University, Series A, 5.00%, 11/01/46	6,800,000	7,797,288
Harbor Regional Center Project, Pre-Refunded, 8.50%, 11/01/39	5,000,000	5,058,700
California State PCFA Solid Waste Disposal Revenue,
CalPlant I Project, Green Bonds, 7.50%, 7/01/32	24,500,000	25,664,485
CalPlant I Project, Green Bonds, 8.00%, 7/01/39	10,000,000	10,952,200
California State PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	6,233,280
California State Public Works Board Lease Revenue,
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-Refunded, 6.00%, 11/01/29	7,365,000	7,424,656
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, Pre-Refunded, 6.00%, 11/01/34	17,560,000	17,702,236
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,500,541
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,136,750
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,019,750
Lancer Educational Student Housing Project, Refunding, Series A, 5.00%, 6/01/36	7,210,000	8,206,494
Loma Linda University Medical Center, Refunding, Series A, 5.25%, 12/01/44	13,000,000	14,622,140
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56	3,000,000	3,430,800
Centinela Valley UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2010, Refunding, Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	3,400,236
Compton Community College District GO,
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/30	3,425,000	2,074,899
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/32	4,000,000	2,102,280
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/34	4,560,000	2,066,957
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/36	5,250,000	2,057,003
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/37	3,065,000	1,116,396
Capital Appreciation, Election of 2002, Series D, BAM Insured, zero cpn., 8/01/38	6,000,000	2,033,040
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter, 1/15/30	10,000,000	10,867,700
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	7,295,000	8,095,918
junior lien, Refunding, Series C, 6.25%, 1/15/33	17,580,000	20,899,104

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, (continued)
junior lien, Refunding, Series C, 6.50%, 1/15/43	$28,790,000	$34,475,449
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Capital Appreciation, First Subordinate, Series B, zero cpn., 6/01/47	50,000,000	8,588,000
Asset-Backed, Refunding, Series A-2, 5.00%, 6/01/47	20,000,000	20,513,200
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	52,685,000	54,114,871
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	37,857,065
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	39,537,530
Series B, 7.00%, 11/01/34	20,000,000	31,168,600
Series C, 6.50%, 11/01/39	20,000,000	31,989,600
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,130,138
Palmdale Elementary School District Special Tax,
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/28	1,500,000	1,266,720
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/30	1,250,000	987,388
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/31	1,250,000	945,938
CFD No. 90-1, Capital Appreciation, Series A, AGMC Insured, zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	2,510,175
Riverside County Transportation Commission Toll Revenue,
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/32	4,000,000	2,853,800
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/33	5,500,000	3,784,275
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/41	5,000,000	2,519,150
Capital Appreciation, senior lien, Series B, zero cpn., 6/01/42	7,000,000	3,399,620
senior lien, Series A, 5.75%, 6/01/44	6,065,000	6,789,222
San Buenaventura Revenue,
Community Memorial Health System, 8.00%, 12/01/31	10,000,000	11,318,000
Community Memorial Health System, 7.50%, 12/01/41	15,000,000	16,792,200
San Diego USD,
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	44,565,000	38,429,736
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	33,305,000	29,183,839
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series G, zero cpn., 7/01/34	5,000,000	2,645,250
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series G, zero cpn., 7/01/35	10,000,000	4,978,200
[a] San Francisco City and County Airport Commission International Airport Revenue, Second Series, Series E, 5.00%, 5/01/50	40,000,000	48,926,800
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/29	10,000,000	10,029,200
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	43,496,737
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	43,779,843
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/24	52,700,000	50,409,658
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	45,200,000	42,748,352
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/26	131,900,000	123,058,743
junior lien, Capital Appreciation, ETM, zero cpn., 1/01/27	139,100,000	127,243,116
junior lien, Refunding, Series B, 5.25%, 1/15/44	20,000,000	22,887,600

74	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (continued)
junior lien, Refunding, Series B, 5.25%, 1/15/49	$25,000,000	$28,516,500
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	10,860,900
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	21,248,600
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	40,887,200
San Ysidro School District GO,
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/42	10,000,000	3,528,700
Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/43	12,500,000	4,173,875
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Revenue,
Santa Clara County Tobacco Securitization Corp., Asset-Backed, Turbo Capital Appreciation, Series A, zero cpn., 6/01/36	15,000,000	5,926,350
Santa Clara County Tobacco Securitization Corp., Asset-Backed, Turbo Capital Appreciation, Series C, zero cpn., 6/01/56	60,000,000	5,802,600
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	7,740,000
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/27	9,855,000	12,360,240
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, First Subordinate Capital Appreciation, Series B, zero cpn., 6/01/46	50,000,000	9,136,000

		1,492,084,814

Colorado 4.6%
9th Avenue Metropolitan District No. 2 GO, In the City and County of Denver, Limited Tax, 5.00%, 12/01/48	2,475,000	2,629,118
Aerotropolis Regional Transportation Authority Special Revenue, 5.00%, 12/01/51	5,500,000	5,723,135
Banning Lewis Ranch Regional Metropolitan District GO, In the City of Colorado Springs, El Paso County, Limited Tax, Series A, 5.375%, 12/01/48	2,245,000	2,395,550
Bradburn Metropolitan District No. 2 GO,
Westminster Adams County, Refunding and Improvement, Series A, 5.00%, 12/01/38	600,000	653,196
Westminster Adams County, Refunding and Improvement, Series A, 5.00%, 12/01/47	2,400,000	2,588,376
Brighton Crossing Metropolitan District No. 4 GO,
Adams County, Limited Tax, Series A, 5.00%, 12/01/37	525,000	557,786
Adams County, Limited Tax, Series A, 5.00%, 12/01/47	1,220,000	1,292,712
Colorado Health Facilities Authority Revenue,
CommonSpirit Health, Refunding, Series A-1, 4.00%, 8/01/44	6,080,000	6,737,370
CommonSpirit Health, Refunding, Series A-2, 5.00%, 8/01/44	17,500,000	21,342,475
The Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 5.00%, 6/01/45	14,000,000	16,942,940
Frasier Meadows Retirement Community Project, Refunding and Improvement, Series A, 5.25%, 5/15/47	4,250,000	4,827,618
Copperleaf Metropolitan District No. 2 GO, Refunding, 5.75%, 12/01/45	2,000,000	2,102,740
Copperleaf Metropolitan District No. 6 GO, Arapahoe County, Limited Tax, Series A, 5.25%, 12/01/48	3,850,000	4,058,131
Cornerstar Metropolitan District GO,
City of Aurora, Arapahoe County, Limited Tax, Refunding, Series A, 5.125%, 12/01/37	1,000,000	1,064,960
City of Aurora, Arapahoe County, Limited Tax, Refunding, Series A, 5.25%, 12/01/47	2,600,000	2,766,322
Cottonwood Highlands Metropolitan District No.1 GO, In the Town of Parker, Limited Tax, Series A, 5.00%, 12/01/49	900,000	964,503

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Denver Health and Hospital Authority Healthcare Revenue,
Refunding, Series A, 4.00%, 12/01/35	$5,000,000	$5,519,650
Refunding, Series A, 4.00%, 12/01/36	5,000,000	5,504,550
Denver International Business Center Metropolitan District No. 1 GO, In the County of Denver, Limited Tax, Subordinate, Series B, 6.00%, 12/01/48	2,000,000	2,114,180
E-470 Public Highway Authority Revenue,
Current Interest, Senior, Series C, 5.375%, 9/01/26	5,000,000	5,202,300
senior bond, Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	12,542,100
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	5,920,700
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	9,666,375
senior bond, Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	5,272,400
First Creek Village Metropolitan District GO,
City and County of Denver, Limited Tax, Series A, 5.00%, 12/01/39	595,000	662,806
City and County of Denver, Limited Tax, Series A, 5.00%, 8/01/49	540,000	595,949
Hunters Overlook Metropolitan District No. 5 GO,
In the Town of Severance, Weld County, Limited Tax, Series A, 5.00%, 12/01/39	750,000	809,933
In the Town of Severance, Weld County, Limited Tax, Series A, 5.00%, 12/01/49	1,000,000	1,067,820
Leyden Rock Metropolitan District No. 10 GO, Refunding and Improvement, Series A, 5.00%, 12/01/45	1,250,000	1,316,650
Palisade Park West Metropolitan District GO, City and County of Broomfield, Limited Tax, Series A, 5.125%, 12/01/49	1,500,000	1,540,365
The Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	3,157,440
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	2,731,984
6.25%, 11/15/28	12,500,000	16,272,875
6.50%, 11/15/38	80,100,000	124,935,975
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/25	1,115,000	1,145,417
Ritoro Metropolitan District GO, In the Town of Elizabeth, Elbert County, Limited Tax, Series A, 5.00%, 12/01/49	2,000,000	2,055,400
Sierra Ridge Metropolitan District No. 2 GO, Douglas County, Limited Tax, Senior, Series A, 5.50%, 12/01/46	1,500,000	1,581,870
South Aurora Regional Improvement Authority Special Revenue, In the City of Aurora, 6.25%, 12/01/57	2,815,000	2,980,184
Southglenn Metropolitan District Special Revenue,
In the City of Centennial Colorado, Refunding, 5.00%, 12/01/30	3,470,000	3,706,342
In the City of Centennial Colorado, Refunding, 5.00%, 12/01/36	810,000	856,421
In the City of Centennial Colorado, Refunding, 5.00%, 12/01/46	4,200,000	4,420,080
Village at Dry Creek Metropolitan District No. 2 GO, In the City of Thorton, Adams County, Limited Tax, 4.375%, 12/01/44	1,370,000	1,406,812
[b] Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 6/01/31	3,000,000	2,400,000
Willow Bend Metropolitan District GO, Adams County, In the City of Thornton, Limited Tax, Series A, 5.00%, 12/01/49	1,000,000	1,060,100

		303,093,610

Connecticut 0.4%
Connecticut State Health and Educational Facilities Authority Revenue,
Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/46	1,490,000	1,635,290
Church Home of Hartford Inc. Project, Series A, 5.00%, 9/01/53	4,650,000	5,082,264
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/37	5,500,000	6,250,420

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Connecticut (continued)
Connecticut State Health and Educational Facilities Authority Revenue, (continued)
Masonicare Issue, Refunding, Series F, 5.00%, 7/01/43	$13,000,000	$14,584,830

		27,552,804

District of Columbia 2.9%
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,631,730
American Society of Hematology Issue, 5.00%, 7/01/42	9,515,000	10,312,262
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	13,277,728
Assn. of American Medical Colleges Issue, Series B, 5.00%, 10/01/41	5,010,000	5,309,498
Center for Strategic and International Studies Inc. Issue, Pre-Refunded, 6.375%, 3/01/31	4,710,000	5,071,445
Center for Strategic and International Studies Inc. Issue, Pre-Refunded, 6.625%, 3/01/41	5,500,000	5,946,655
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,320,320
The Methodist Home of the District of Columbia Issue, Series A, 5.125%, 1/01/35	1,565,000	1,605,549
The Methodist Home of the District of Columbia Issue, Series A, 5.25%, 1/01/39	1,015,000	1,041,918
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed, Refunding, 6.50%, 5/15/33	13,440,000	15,478,713
Capital Appreciation, Asset-Backed, Series A, zero cpn., 6/15/46	175,000,000	32,019,750
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured Guaranty, 6.50%, 10/01/41	60,145,000	79,238,632
Washington Convention and Sports Authority Dedicated Tax Revenue, Convention Center Hotel Project, senior lien, Series A, 5.00%, 10/01/40	10,000,000	10,357,400

		194,611,600

Florida 5.4%
Brooks of Bonita Springs CDD Capital Improvement Revenue, Lee County, 6.85%, 5/01/31	840,000	841,411
Cape Coral Health Facilities Authority Revenue, Senior Housing, Gulf Care Inc. Project, Refunding, 6.00%, 7/01/45	5,250,000	5,804,820
[a] Capital Trust Agency Educational Facilities Revenue,
Odyssey Charter School Inc., 5.00%, 7/01/49	1,280,000	1,417,626
Odyssey Charter School Inc., 5.00%, 7/01/54	2,390,000	2,639,277
Capital Trust Agency Retirement Facility Revenue, Sarasota-Manatee Jewish Housing Council Inc. Project ACCD Investments, Refunding, 5.00%, 7/01/46	3,250,000	3,488,908
Capital Trust Agency Revenue, Provision Cares Proton Therapy Center Orlando Project, senior, 7.50%, 6/01/48	10,000,000	11,075,800
Capital Trust Agency Student Housing Revenue, University Bridge LLC Student Housing Project, Series A, 5.25%, 12/01/43	31,755,000	34,335,411
Collier County Educational Facilities Authority Revenue,
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/33	5,500,000	6,016,450
Ave Maria University Inc. Project, Refunding, Series A, 6.00%, 6/01/38	12,000,000	13,061,280
Hodges University Inc. Project, 6.125%, 11/01/43	10,035,000	11,171,263
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	5,000,000	5,909,550
Greenway ID Special Assessment Revenue, 5.125%, 5/01/43	37,445,000	38,618,901
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,100,000	2,105,187

franklintempleton.com	Semiannual Report	77

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Florida (continued)
Indigo CDD Capital Improvement Revenue,
Refunding, Series A, 7.00%, 5/01/31	$630,000	$630,794
Refunding, Series C, 7.00%, 5/01/30	4,123,752	2,886,626
Lakeshore Ranch CDD Capital Improvement Revenue, Pasco County, 5.25%, 5/01/35	7,500,000	7,501,575
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, Pre-Refunded, 5.50%, 11/15/42	3,800,000	4,161,038
Martin Memorial Medical Center, Pre-Refunded, 5.00%, 11/15/45	7,500,000	8,931,675
Miami World Center CDD Special Assessment,
5.125%, 11/01/39	2,000,000	2,209,320
5.25%, 11/01/49	2,500,000	2,765,050
Miami-Dade County Aviation Revenue, Miami International Airport, Series A, Pre-Refunded, 5.50%, 10/01/41	20,850,000	21,848,298
Miami-Dade County Educational Facilities Authority Revenue, University of Miami Issue, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	13,853,920
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	44,360,000	45,718,303
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	7,985,000	8,986,159
North Sumter County Utility Dependent District Utility Revenue,
sub. bond, 6.00%, 10/01/30	3,780,000	3,971,041
sub. bond, 6.25%, 10/01/43	6,865,000	7,230,973
Northern Palm Beach County ID Special Assessment,
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/34	2,700,000	2,906,334
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/37	750,000	820,605
Water Control and Improvement, Unit of Development No. 2C, 5.00%, 8/01/46	3,000,000	3,258,750
Water Control and Improvement, Unit of Development No. 2C, 5.20%, 8/01/46	6,000,000	6,425,400
Orange County Health Facilities Authority Revenue,
Presbyterian Retirement Communities Project, 5.00%, 8/01/41	1,800,000	2,008,926
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	6,285,000	6,982,509
Palm Beach County Health Facilities Authority Revenue, Retirement Communities, ACTS Retirement-Life Communities Inc., Obligated Group, Refunding, 5.00%, 11/15/32	8,180,000	9,766,920
Pelican Marsh CDD Special Assessment Revenue,
Refunding, 4.875%, 5/01/22	480,000	490,219
Refunding, 5.375%, 5/01/31	1,275,000	1,348,670
Pinellas County IDAR,
Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc. Project, 5.00%, 7/01/29	1,000,000	1,208,630
Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc. Project, 5.00%, 7/01/39	2,000,000	2,358,620
River Place St. Lucie CDD Special Assessment Revenue,
Series A, 7.625%, 5/01/21	600,000	462,162
Series A, 7.625%, 5/01/30	1,590,000	1,225,954
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	6,125,000	6,128,124
Village CDD No. 10 Special Assessment Revenue,
5.75%, 5/01/31	1,800,000	2,029,482
5.00%, 5/01/32	5,280,000	5,702,242
5.125%, 5/01/43	8,300,000	9,019,776
6.00%, 5/01/44	7,500,000	8,561,550
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%, 5/01/35	3,610,000	3,749,418

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Florida (continued)
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	$6,745,000	$7,265,916
7.00%, 5/01/41	5,985,000	6,545,854
Refunding, 5.00%, 5/01/22	595,000	621,751
Refunding, 5.25%, 5/01/31	1,870,000	1,990,783
Refunding, 5.50%, 5/01/42	1,870,000	1,994,449
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	205,000	205,908

		360,259,608

Georgia 1.6%
Atlanta Water and Wastewater Revenue,
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,600,000	10,670,278
Series A, Pre-Refunded, 6.25%, 11/01/34	30,000,000	30,246,000
[c]Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%, 12/01/28	1,470,000	15
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health Care System Project, ETM, 6.375%, 10/01/28	8,000,000	10,007,600
Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/49	11,500,000	16,499,855
Main Street Natural Gas Inc. Revenue,
Gas Project, Series A, 5.50%, 9/15/25	5,000,000	6,114,400
Gas Project, Series A, 5.50%, 9/15/27	4,000,000	5,109,040
Gas Project, Series A, 5.50%, 9/15/28	10,000,000	13,058,600
Richmond County Development Authority Environmental Improvement Revenue, International Paper Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,055,090
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A, 6.25%, 11/01/33	4,865,000	4,903,287

		103,664,165

Idaho 0.2%
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%, 2/01/36	13,305,000	14,232,225

Illinois 4.8%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn., 1/01/35	19,800,000	9,812,880
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Pre-Refunded, 5.50%, 11/01/40	3,570,000	3,749,821
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	5,000	5,021
Bureau County Township High School District No. 502 GO, Hall, School Building, Series A, BAM Insured, Pre-Refunded, 6.625%, 10/01/43	5,250,000	6,448,732
Chicago O’Hare International Airport Revenue,
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	12,697,876
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	20,654,934
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/36	11,000,000	11,747,120
Cook County GO, Refunding, Series C, 5.00%, 11/15/29	34,555,000	37,671,861
Illinois State Finance Authority Education Revenue,
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/25	2,750,000	3,029,675
Illinois Charter Schools Project - Noble Network of Charter Schools, Refunding, 5.00%, 9/01/32	3,750,000	4,132,462

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority MFHR,
Better Housing Foundation Blue Station Project, Series A-1, 5.00%, 12/01/43	$3,000,000	$3,010,800
Better Housing Foundation Blue Station Project, Series A-1, 5.00%, 12/01/53	3,075,000	3,049,847
[c] Better Housing Foundation ERNST Portfolio Project, Series A-1, 5.10%, 12/01/43	1,600,000	560,000
[c] Better Housing Foundation ERNST Portfolio Project, Series A-1, 5.25%, 12/01/53	2,600,000	910,000
Windy City Portfolio Project, Series A-1, 4.375%, 12/01/42	2,815,000	2,032,177
Illinois State Finance Authority Revenue,
OSF Healthcare System, Series A, 5.00%, 11/15/45	15,750,000	17,939,722
Plymouth Place Inc., Refunding, 5.00%, 5/15/37	2,500,000	2,689,375
Plymouth Place Inc., Refunding, 5.25%, 5/15/45	1,100,000	1,183,875
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	3,035,000	3,065,562
Riverside Health System, Refunding, 6.25%, 11/15/35	1,965,000	1,985,357
Roosevelt University Project, Pre-Refunded, 6.50%, 4/01/39	12,000,000	12,048,120
Rosalind Franklin University, Refunding, Series A, 5.00%, 8/01/47	1,525,000	1,751,020
Rosalind Franklin University Research Building Project, Series C, 5.00%, 8/01/46	1,900,000	2,182,359
Westminster Village, Refunding, Series A, 5.00%, 5/01/48	4,030,000	4,279,820
Westminster Village, Refunding, Series A, 5.50%, 5/01/53	8,310,000	9,116,569
Illinois State Finance Authority Student Housing Revenue,
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/35	5,335,000	5,500,332
CHF-Cook LLC, Northeastern Illinois University Project, Series A, 5.00%, 7/01/47	10,000,000	10,212,000
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,997,800
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,181,525
Illinois State Finance Authority Water Facility Revenue,
American Water Capital Corp. Project, 5.25%, 10/01/39	15,350,000	15,383,463
American Water Capital Corp. Project, 5.25%, 5/01/40	10,415,000	10,641,943
Illinois State Financing Authority Revenue, Westminster Village, Refunding, Series A, 5.25%, 5/01/48	10,000,000	10,845,300
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B-1, AGMC Insured, zero cpn., 6/15/45	18,100,000	7,762,728
McCormick Place Expansion Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/15/35	10,000,000	6,266,700
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention Center, ETM, 7.00%, 7/01/26	6,205,000	7,635,873
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	24,650,000	26,723,065
Upper Illinois River Valley Development Authority MFHR,
Prairie View and Timber Oaks Apartments, Series A1, 5.00%, 12/01/54	11,000,000	11,544,390
Prairie View and Timber Oaks Apartments, Sub Series B, 6.00%, 12/01/54	5,520,000	5,806,819
Village of Hillside Revenue, Tax Increment, Cook County, Refunding, 5.00%, 1/01/30	2,690,000	2,896,350

		321,153,273

Indiana 0.8%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, Series A, 5.00%, 6/01/32	10,000,000	10,527,600
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,369,750
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,579,000
Greencroft Obligated Group, Series A, 7.00%, 11/15/43	5,000,000	5,736,150

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Indiana (continued)
Indiana Finance Authority Revenue, (continued)
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%, 7/01/40	$12,500,000	$13,798,375
Indiana State Finance Authority Exempt Facility Revenue, Green Bonds, Res Polyflow Indiana Project, 7.00%, 3/01/39	2,500,000	2,585,700
Indiana State Housing and CDA MFHR, Lake Meadows Assisted Living Project, Series A, 5.00%, 1/01/39	2,000,000	2,065,740

		53,662,315

Iowa 0.8%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University Project, Pre-Refunded, 6.00%, 9/01/39	11,000,000	11,528,990
Iowa State Finance Authority Senior Housing Revenue,
Northcrest Inc. Project, Series A, 5.00%, 3/01/38	1,000,000	1,102,540
Northcrest Inc. Project, Series A, 5.00%, 3/01/48	1,750,000	1,912,383
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed, Refunding, Series B, 5.60%, 6/01/34	35,850,000	35,896,246

		50,440,159

Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	6,250,000	6,307,382
Wyandotte County/Kansas City Unified Government Revenue, Kansas Community ID Sales Tax, Legends Apartments Garage and West Lawn Project, 4.50%, 6/01/40	1,960,000	2,063,801

		8,371,183

Kentucky 1.3%
Kentucky Economic Development Finance Authority Revenue,
Hospital, Owensboro Health Inc., Refunding, Series A, 5.25%, 6/01/41	10,000,000	11,764,200
Hospital, Owensboro Medical Health System Inc., Series A, Pre-Refunded, 6.50%, 3/01/45	18,330,000	19,041,937
Kentucky State Public Transportation Infrastructure Authority First Tier Toll Revenue,
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.60% thereafter, 7/01/39	10,000,000	10,900,200
Downtown Crossing Project, Capital Appreciation, zero cpn. to 6/30/23, 6.75% thereafter, 7/01/43	5,000,000	5,451,900
Louisville/Jefferson County Metro Government Revenue,
College Improvement, Bellarmine University Inc. Project, 5.625%, 5/01/29	430,000	432,021
College Improvement, Bellarmine University Inc. Project, Pre-Refunded, 5.625%, 5/01/29	5,125,000	5,161,798
College Improvement, Bellarmine University Inc. Project, Pre-Refunded, 6.125%, 5/01/39	5,000,000	5,039,450
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	10,756,935
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	8,000,000	8,028,160
American Water Co. Project, Series A, 5.375%, 6/01/40	10,000,000	10,291,300

		86,867,901

franklintempleton.com	Semiannual Report	81

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Louisiana 1.3%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	$13,990,000	$14,179,564
[a] Calcasieu Parish Memorial Hospital Service District Hospital Revenue, Lake Charles Memorial Hospital Project, Refunding, 5.00%, 12/01/39	2,055,000	2,451,656
Louisiana Local Government Environmental Facilities and CDA Revenue,
Green Bonds, Vermilion Parish Louisiana Gomesa Project, 4.625%, 11/01/38	2,080,000	2,160,163
St. Martin Parish Gomesa Project, 4.40%, 11/01/44	3,250,000	3,341,878
Tangipahoa Parish Gomesa Project, Green Bonds, 5.375%, 11/01/38	2,575,000	2,820,346
Terrebonne Parish Gomesa Project, 5.50%, 11/01/39	2,270,000	2,463,154
Westlake Chemical Corp. Projects, Series A, 6.50%, 8/01/29	9,000,000	9,428,760
Westlake Chemical Corp. Projects, Series A-2, 6.50%, 11/01/35	8,000,000	8,459,520
Louisiana Public Facilities Authority Hospital Revenue,
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/41	2,000,000	2,245,120
Lafayette General Health System Project, Refunding, Series A, 5.00%, 11/01/45	7,405,000	8,290,046
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.50%, 5/15/37	5,000,000	5,450,900
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	16,962,735
Ochsner Clinic Foundation Project, Pre-Refunded, 5.00%, 5/15/47	60,000	74,064
Louisiana State Local Government Environmental Facilities and CDA Revenue, Student Housing, Provident Group - ULM Properties LLC - University of Louisiana at M, onroe Project, Series A, 5.00%, 7/01/54	4,000,000	4,350,960
St. Tammany Public Trust Financing Authority Revenue,
Christwood Project, Refunding, 5.25%, 11/15/29	1,200,000	1,322,304
Christwood Project, Refunding, 5.25%, 11/15/37	1,650,000	1,791,752
Tobacco Settlement FICO Revenue, Tobacco Settlement, Asset-Backed, Refunding, Series A, 5.25%, 5/15/35	1,000,000	1,104,360

		86,897,282

Maine 0.3%
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,612,865
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,878,100
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,865,040

		20,356,005

Maryland 0.6%
Baltimore Special Obligation Revenue,
Mayor and City Council of Baltimore, Harbor Point Project, Refunding, 5.00%, 6/01/36	1,250,000	1,339,938
Mayor and City Council of Baltimore, Harbor Point Project, Refunding, 5.125%, 6/01/43	2,500,000	2,689,075
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%, 7/01/40	6,845,000	6,996,685
Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Series A, Pre- Refunded, 5.75%, 6/01/35	13,070,000	13,516,471
Maryland State Community Development Administration Department of Housing and CDR, Residential, Refunding, Series B, 3.20%, 9/01/39	10,000,000	10,422,300
Prince George’s County Special Obligation,
Westphalia Town Center Project, 5.125%, 7/01/39	1,500,000	1,679,445
Westphalia Town Center Project, 5.25%, 7/01/48	2,125,000	2,377,471

		39,021,385

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Massachusetts 1.3%
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A, 7.00%, 3/01/21	$495,000	$524,621
Massachusetts Development Finance Agency Revenue,
North Hill Communities Issue, Series A, Pre-Refunded, 6.25%, 11/15/28	2,067,000	2,417,956
North Hill Communities Issue, Series A, Pre-Refunded, 6.25%, 11/15/33	2,000,000	2,414,000
North Hill Communities Issue, Series A, Pre-Refunded, 6.50%, 11/15/43	4,125,000	5,017,196
Massachusetts State Development Finance Agency Revenue,
Linden Ponds Inc. Facility, 5.00%, 11/15/38	3,000,000	3,426,480
Linden Ponds Inc. Facility, 5.125%, 11/15/46	5,000,000	5,699,800
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue K, Refunding, 5.25%, 7/01/29	5,060,000	5,449,468
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A, 5.125%, 7/01/41	10,340,000	11,023,681
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL Insured, 5.50%, 1/01/34	35,000,000	49,535,500

		85,508,702

Michigan 4.1%
Detroit City School District GO, School Building and Site Improvement, Series A, AGMC Insured, 6.00%, 5/01/29	15,900,000	20,293,011
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.50%, 7/01/29	5,000,000	6,397,900
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000	15,039
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,151,280
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	4,215,000	4,629,335
Michigan Finance Authority Revenue,
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.00%, 7/01/24	3,000,000	3,121,140
Higher Education, Limited Obligation, Thomas M. Cooley Law School Project, Refunding, 6.75%, 7/01/44	5,505,000	5,825,997
[a] Hospital, Bronson Healthcare Group Inc., Refunding, Series A, 5.00%, 5/15/54	32,380,000	37,319,893
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	27,525,000	29,568,731
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	75,000	81,440
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B, 5.00%, 7/01/39	5,600,000	6,266,680
Local Government Loan Program, Public Lighting Authority, Local Project, Refunding, Series B, 5.00%, 7/01/44	5,000,000	5,563,550
Local Government Loan Program, senior lien, Refunding, Series C-1, 5.00%, 7/01/44	10,000,000	10,829,900
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%, 7/01/32	10,000,000	11,607,500
Local Government Loan Program, senior lien, Refunding, Series C-3, AGMC Insured, 5.00%, 7/01/33	3,000,000	3,469,920
Local Government Loan Program, senior lien, Refunding, Series D-1, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,724,750
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/29	11,000,000	12,923,460
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/30	9,000,000	10,539,720
Local Government Loan Program, senior lien, Refunding, Series D-4, 5.00%, 7/01/34	10,000,000	11,530,100
Local Government Loan Program, senior lien, Series C-6, 5.00%, 7/01/33	10,000,000	11,506,200

franklintempleton.com	Semiannual Report	83

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Michigan Hospital Finance Authority Revenue,
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	$26,810,000	$29,285,635
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	2,050,000	2,264,717
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	10,836,600
Michigan Tobacco Settlement Finance Authority Revenue,
First Subordinate, Capital Appreciation, Series B, zero cpn., 6/01/52	150,000,000	8,775,000
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/34	2,500,000	2,512,550
Tobacco Settlement Asset-Backed, Senior, Series A, 6.00%, 6/01/48	5,000,000	5,025,100

		269,065,148

Minnesota 0.2%
Apple Valley Senior Housing Revenue, PHS Apple Valley Senior Housing Inc. - Orchard Path Project, Refunding, 5.00%, 9/01/58	6,000,000	6,483,840
Minneapolis Senior Housing and Healthcare Revenue,
Ecumen - Abiitan Mill City Project, 5.25%, 11/01/45	2,800,000	2,951,984
Ecumen - Abiitan Mill City Project, 5.375%, 11/01/50	1,000,000	1,001,220
[a] Minnesota Higher Education Facilities Authority Revenue, College of St. Scholastica Inc., Refunding, 4.00%, 12/01/40	1,000,000	1,122,560
Wayzata Senior Housing Revenue,
Folkestone Senior Living Community, Refunding, 5.00%, 8/01/49	1,000,000	1,106,450
Folkestone Senior Living Community, Refunding, 5.00%, 8/01/54	1,000,000	1,104,030

		13,770,084

Mississippi 1.2%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	20,936,905
Mississippi Development Bank Special Obligation Revenue, Hancock County Gomesa Project, Green Bonds, 4.55%, 11/01/39	2,250,000	2,323,080
Mississippi Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Health Care, Series A, 5.00%, 9/01/41	40,000,000	45,816,000
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A, 5.80%, 5/01/34	7,000,000	7,204,400

		76,280,385

Missouri 0.4%
Cape Girardeau County IDA Health Facilities Revenue, Southeast Health, Refunding, Series A, 6.00%, 3/01/33	4,920,000	5,694,162
Kansas City IDA Airport Special Obligation Revenue, Kansas City International Airport Terminal Modernization Project, Series B, 5.00%, 3/01/54	5,000,000	6,049,350
Kirkwood IDA Retirement Community Revenue,
Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/42	1,000,000	1,135,180
Aberdeen Heights, Refunding, Series A, 5.25%, 5/15/50	3,500,000	3,935,085
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, Pre-Refunded, 5.00%, 9/01/42	7,000,000	7,785,960
Stoddard County IDA Health Facilities Revenue, Southeast Health, Refunding, Series B, 6.00%, 3/01/37	4,075,000	4,692,322

		29,292,059

84	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Montana 0.1%
Montana State Facility Finance Authority Health Care Facilities Revenue, Kalispell Regional Medical Center Obligated Group, Series B, 5.00%, 7/01/48	$5,765,000	$6,722,797

Nevada 0.8%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,295,000	1,306,564
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,010,000	1,018,403
Local ID No. 142, Mountain’s Edge, Refunding, 5.00%, 8/01/21	1,110,000	1,176,089
Local ID No. 159, Summerlin Village 16A, 5.00%, 8/01/35	2,400,000	2,638,944
Director of the State of Nevada Department of Business and Industry Charter School Lease Revenue,
Somerset Academy, Series A, 5.00%, 12/15/38	1,000,000	1,085,630
Somerset Academy, Series A, 5.00%, 12/15/48	1,500,000	1,608,315
Director of the State of Nevada Department of Business and Industry Environmental Improvement Revenue,
Green Fulcrum Sierra Biofuels LLC Project, 5.875%, 12/15/27	11,885,000	13,321,540
Green Fulcrum Sierra Biofuels LLC Project, 6.25%, 12/15/37	9,000,000	10,565,190
Henderson Local ID Special Assessment,
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.10%, 3/01/22	1,065,000	1,048,045
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 5.125%, 3/01/25	1,120,000	1,080,654
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/32	1,750,000	1,812,633
No. T-18, Limited Obligation Improvement, Inspirada, Discount Term, Refunding, 4.00%, 9/01/35	2,500,000	2,567,175
Las Vegas Special ID No. 610, Local Improvement, Skye Canyon, 5.00%, 6/01/48	8,185,000	8,797,074
Las Vegas Special ID No. 812 Special Assessment,
Local Improvement, Summerlin Village 24, 5.00%, 12/01/27	1,490,000	1,675,550
Local Improvement, Summerlin Village 24, 5.00%, 12/01/30	1,725,000	1,921,288
Local Improvement, Summerlin Village 24, 5.00%, 12/01/35	1,090,000	1,200,156
Reno Sales Tax Revenue, Capital Appreciation, ReTRAC-Reno Transportation Rail Access Corridor Project, Subordinate, Refunding, Series C, zero cpn., 7/01/58	19,500,000	2,833,545

		55,656,795

New Hampshire 0.1%
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,018,700

New Jersey 3.4%
Hudson County Improvement Authority Solid Waste System Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,074,300
New Jersey EDA Revenue,
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, Pre-Refunded, 5.875%, 6/01/42	5,000,000	5,179,200
School Facilities Construction, Series AAA, 5.00%, 6/15/35	3,450,000	4,024,874
School Facilities Construction, Series AAA, 5.00%, 6/15/41	4,550,000	5,260,437
New Jersey EDA Special Facility Revenue,
Continental Airlines Inc. Project, 4.875%, 9/15/19	3,845,000	3,848,422
Continental Airlines Inc. Project, 5.125%, 9/15/23	19,800,000	21,463,398
Continental Airlines Inc. Project, 5.25%, 9/15/29	41,900,000	46,271,008
New Jersey State Higher Education Assistance Authority Student Loan Revenue, Senior, Series B, 3.00%, 12/01/32	8,000,000	8,233,200

franklintempleton.com	Semiannual Report	85

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	$4,810,000	$5,353,241
Transportation Program, Series AA, 5.25%, 6/15/41	2,500,000	2,842,000
Transportation Program, Series AA, 5.00%, 6/15/44	9,335,000	10,298,559
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/38	46,750,000	25,855,555
Transportation System, Series B, 5.25%, 6/15/36	17,500,000	18,555,775
Tobacco Settlement FICO Revenue,
Senior, Refunding, Series A, 5.00%, 6/01/46	16,500,000	18,951,900
Senior, Refunding, Series A, 5.25%, 6/01/46	11,000,000	12,890,240
Subordinate, Refunding, Series B, 5.00%, 6/01/46	25,000,000	28,001,500

		222,103,609

New Mexico 2.2%
Farmington PCR,
Public Service Co. of New Mexico, San Juan Project, Refunding, Series B, 5.90%, 6/01/40	58,000,000	59,944,160
Public Service Co. of New Mexico, San Juan Project, Refunding, Series C, 5.90%, 6/01/40	18,435,000	19,052,941
Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 5.90%, 6/01/40	53,520,000	55,313,991
Lower Petroglyphs Public ID Special Levy Revenue,
Albuquerque, Refunding, 5.00%, 10/01/33	500,000	548,660
Albuquerque, Refunding, 5.00%, 10/01/38	450,000	486,324
Albuquerque, Refunding, 5.00%, 10/01/48	1,205,000	1,291,374
New Mexico Mortgage Finance Authority Revenue, SFM Program, Class I, Series D, GNMA Secured, 3.00%, 7/01/39	2,000,000	2,083,820
New Mexico State Hospital Equipment Loan Council First Mortgage Revenue, Haverland Carter Lifestyle Group, 5.00%, 7/01/42	5,000,000	5,291,950

		144,013,220

New York 3.8%
MAC for City of Troy Revenue,
Capital Appreciation, Series C, NATL Insured, zero cpn., 7/15/21	428,010	417,100
Capital Appreciation, Series C, NATL Insured, zero cpn., 1/15/22	649,658	628,375
MTA Revenue,
Transportation, Refunding, Series D, 5.00%, 11/15/38	8,790,000	9,962,762
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/41	15,500,000	16,893,605
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	10,000,000	10,519,200
Transportation, Series E, 5.00%, 11/15/33	10,000,000	11,398,000
New York City GO,
Series F, 7.50%, 2/01/21	5,000	5,023
Series G, 7.50%, 2/01/22	5,000	5,025
New York City HDC, MFMR, 8 Spruce Street, Class F, 4.50%, 2/15/48	7,500,000	7,970,475
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	1,465,000	1,465,601
New York Liberty Development Corp. Revenue,
3 World Trade Center Project, Class 2, Refunding, 5.375%, 11/15/40	10,000,000	11,314,500
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	65,000,000	90,485,850
[a] Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 2.625%, 9/15/69	3,250,000	3,364,855
Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 3, Pre-Refunded, 6.375%, 7/15/49	18,500,000	18,868,150

86	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp. Revenue, (continued)
[a] Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 3, Refunding, 2.80%, 9/15/69	$8,000,000	$8,324,960
New York Transportation Development Corp. Special Facilities Revenue, Laguardia Airport Terminal B Redevelopment Project, Series A, 5.25%, 1/01/50	41,785,000	47,116,766
Rockland Tobacco Asset Securitization Corp. Settlement Revenue, Asset-Backed, First Subordinate, Series A, zero cpn., 8/15/45	61,000,000	11,807,160

		250,547,407

North Carolina 0.6%
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%, 11/01/33	1,300,000	1,310,231
Recovery Zone Facility, International Paper Co. Projects, Series B, 6.25%, 11/01/33	4,000,000	4,031,480
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	16,351,200
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/30	2,790,000	3,060,435
Pennybyrn at Maryfield, first mortgage, Refunding, 5.00%, 10/01/35	1,000,000	1,074,460
North Carolina State Medical Care Commission Retirement Facilities Revenue,
Galloway Ridge Project, first mortgage, Refunding, Series A, 5.25%, 1/01/41	2,720,000	2,874,686
United Church Homes and Services, first mortgage, Refunding, Series A, 5.00%, 9/01/37	2,100,000	2,265,060
United Church Homes and Services, first mortgage, Refunding, Series C, 5.00%, 9/01/41	2,120,000	2,294,540
United Church Homes and Services, first mortgage, Refunding, Series C, 5.00%, 9/01/46	3,160,000	3,407,807

		36,669,899

North Dakota 0.2%
Burleigh County Education Facilities Revenue,
University of Mary Project, 5.10%, 4/15/36	2,800,000	2,984,016
University of Mary Project, 5.20%, 4/15/46	5,430,000	5,734,080
North Dakota State HFAR, Housing Finance Program, Home Mortgage Finance Program, Series C, 3.20%, 7/01/39	4,000,000	4,193,480

		12,911,576

Ohio 2.2%
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%, 6/01/45	12,500,000	12,954,750
Butler County Hospital Facilities Revenue, UC Health, Pre-Refunded, 5.50%, 11/01/40	10,000,000	10,515,600
Centerville Health Care Revenue,
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/47	2,700,000	2,982,258
Graceworks Lutheran Services, Improvement and Refunding, 5.25%, 11/01/50	2,500,000	2,755,800
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue,
Playhouse Square Foundation Project, Refunding, 5.25%, 12/01/38	700,000	821,947
Playhouse Square Foundation Project, Refunding, 5.50%, 12/01/43	700,000	827,274
Fairfield County Hospital Revenue, Fairfield Medical Center Project, Refunding and Improvement, 5.00%, 6/15/43	10,000,000	10,578,500
Hamilton County Healthcare Revenue,
Life Enriching Communities Project, Series A, Pre-Refunded, 6.50%, 1/01/41	4,970,000	5,320,584
Life Enriching Communities Project, Series A, Pre-Refunded, 6.625%, 1/01/46	2,500,000	2,680,450
Lake County Hospital Facilities Revenue, Lake Hospital System Inc., Refunding, 5.00%, 8/15/45	6,000,000	6,773,220

franklintempleton.com	Semiannual Report	87

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Little Miami Local School District GO,
School Improvement, Pre-Refunded, 6.875%, 12/01/34	$5,100,000	$5,604,696
School Improvement, Refunding, 6.875%, 12/01/34	345,000	357,247
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	15,862,650
Ohio State Hospital Revenue, University Hospitals Health System Inc., Refunding, Series A, 5.00%, 1/15/46	6,000,000	6,968,220
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	40,255,250
Southeastern Port Authority Hospital Facilities Revenue,
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/35	1,000,000	1,102,880
Memorial Health System Obligated Group Project, Refunding, 5.00%, 12/01/43	1,000,000	1,063,560
Memorial Health System Obligated Group Project, Refunding, 5.50%, 12/01/43	1,300,000	1,423,747
Memorial Health System Obligated Group Project, Refunding and Improvement, 6.00%, 12/01/42	14,000,000	15,258,880

		144,107,513

Oklahoma 0.1%
Tulsa County Industrial Authority Senior Living Community Revenue,
Montereau Inc. Project, Refunding, 5.25%, 11/15/37	1,250,000	1,445,675
Montereau Inc. Project, Refunding, 5.25%, 11/15/45	5,250,000	5,997,337

		7,443,012

Oregon 0.3%
Multnomah County Hospital Facilities Authority Revenue,
Mirabella South Waterfront Project, Refunding, Series A, 5.40%, 10/01/44	3,000,000	3,295,020
Mirabella South Waterfront Project, Refunding, Series A, 5.50%, 10/01/49	5,500,000	6,052,915
Salem Hospital Facility Authority Revenue,
Capital Manor Inc., Refunding, 5.00%, 5/15/22	625,000	682,250
Capital Manor Inc., Refunding, 5.75%, 5/15/27	1,000,000	1,108,540
Capital Manor Inc., Refunding, 5.625%, 5/15/32	1,000,000	1,090,550
Capital Manor Inc., Refunding, 6.00%, 5/15/42	3,100,000	3,381,170
Capital Manor Inc., Refunding, 6.00%, 5/15/47	2,000,000	2,178,120
Yamhill County Hospital Authority, Friendsview Retirement Community, Refunding, Series A, 5.00%, 11/15/51	3,045,000	3,384,974

		21,173,539

Pennsylvania 2.0%
Allegheny County Higher Education Building Authority University Revenue,
Carlow University Project, Pre-Refunded, 6.75%, 11/01/31	1,215,000	1,359,050
Carlow University Project, Pre-Refunded, 7.00%, 11/01/40	2,000,000	2,245,920
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project, Subordinate, 5.375%, 5/01/42	5,000,000	5,654,900
Chester County IDA Revenue,
Renaissance Academy Charter School Project, 5.00%, 10/01/34	1,500,000	1,673,490
Renaissance Academy Charter School Project, 5.00%, 10/01/39	1,725,000	1,908,385
Renaissance Academy Charter School Project, 5.00%, 10/01/44	1,160,000	1,277,125

88	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Chester County IDA Special Obligation Revenue,
Woodlands at Greystone Project, 5.00%, 3/01/38	$525,000	$564,832
Woodlands at Greystone Project, 5.125%, 3/01/48	1,000,000	1,074,360
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	13,055,640
Dallas Area Municipal Authority University Revenue,
Misericordia University Project, Refunding, 5.00%, 5/01/39	1,100,000	1,272,469
Misericordia University Project, Refunding, 5.00%, 5/01/48	4,000,000	4,564,280
Franklin County IDAR,
[a] Menno-Haven Inc. Project, 5.00%, 12/01/49	510,000	563,637
[a] Menno-Haven Inc. Project, 5.00%, 12/01/54	1,000,000	1,102,190
Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/38	1,000,000	1,120,200
Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/43	1,200,000	1,330,500
Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/48	3,300,000	3,649,008
Menno-Haven Inc. Project, Refunding, 5.00%, 12/01/53	1,900,000	2,095,282
Lancaster County Hospital Authority Revenue,
Brethren Village Project, Refunding, 5.125%, 7/01/37	1,000,000	1,101,710
Brethren Village Project, Refunding, 5.25%, 7/01/41	1,000,000	1,106,570
[d] Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Mandatory Put, Series B, 5.00%, 9/01/20	25,000,000	25,558,750
Pennsylvania State HFA,
SFMR, 3.15%, 10/01/39	3,000,000	3,152,100
[a] SFMR, Series 130A, 2.70%, 10/01/39	5,315,000	5,318,614
Pennsylvania State Turnpike Commission Turnpike Revenue,
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub Series B-2, zero cpn. to 11/30/28, 5.75% thereafter, 12/01/37	20,000,000	19,336,800
Motor License Fund Enhanced Turnpike, Capital Appreciation, Subordinate Special, Series B, Sub Series B-2, zero cpn. to 12/01/28, 5.875% thereafter, 12/01/40	25,075,000	24,056,704
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,450,700
Philadelphia IDAR, Senior Living Facilities, Wesley Enhanced Living Obligated Group, Refunding, Series A, 5.00%, 7/01/49	3,000,000	3,333,750

		133,926,966

Rhode Island 0.1%
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Care New England Issue, Series A, Pre-Refunded, 6.00%, 9/01/33	7,320,000	8,707,506

South Carolina 1.3%
South Carolina Jobs EDA Residential Care Facilities Revenue,
South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/47	2,000,000	2,186,860
South Carolina Episcopal Home at Still Hopes, 5.00%, 4/01/52	1,750,000	1,908,830
South Carolina Episcopal Home at Still Hopes, Refunding, Series A, 5.00%, 4/01/48	3,500,000	3,819,060
South Carolina Episcopal Home at Still Hopes, Refunding, Series A, 5.25%, 4/01/53	9,000,000	9,894,690
South Carolina Jobs-EDA Student Housing Revenue, Coastal Housing Foundation LLC Project, Series A, Pre-Refunded, 6.50%, 4/01/42	10,000,000	10,310,300
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%, 12/01/43	52,890,000	59,336,233

		87,455,973

franklintempleton.com	Semiannual Report	89

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
South Dakota 0.2%
Sioux Falls Health Facilities Revenue,
Dow Rummel Village Project, 5.00%, 11/01/42	$3,000,000	$3,192,660
Dow Rummel Village Project, Refunding, 5.00%, 11/01/46	11,110,000	11,780,822

		14,973,482

Tennessee 1.3%
Chattanooga Health Educational and Housing Facility Board Revenue, CommonSpirit Health, Refunding, Series A-1, 4.00%, 8/01/44	2,000,000	2,216,240
Johnson City Health and Educational Facilities Board Hospital Revenue,
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/27	19,365,000	16,182,556
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/28	19,400,000	15,726,416
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/29	19,365,000	15,254,004
Mountain States Health Alliance, Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/30	19,370,000	14,695,825
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/23	5,000,000	5,188,200
Refunding, Series B, 5.75%, 7/01/24	3,500,000	3,631,460
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	10,000,000	11,823,800
Nashville Metropolitan Development and Housing Agency Tax Increment Revenue, Fifth + Broadway Development Project, 5.125%, 6/01/36	900,000	1,003,536

		85,722,037

Texas 7.9%
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese of Austin, Series B, 6.125%, 4/01/45	10,000,000	10,257,400
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/35	3,000,000	1,981,410
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/37	2,500,000	1,530,250
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/38	2,405,000	1,417,916
Capital Appreciation, senior lien, Refunding, zero cpn., 1/01/39	2,545,000	1,451,464
senior lien, Pre-Refunded, 5.75%, 1/01/25	2,350,000	2,385,227
senior lien, Pre-Refunded, 5.75%, 1/01/31	2,500,000	2,650,400
senior lien, Pre-Refunded, 6.00%, 1/01/41	7,925,000	8,427,762
senior lien, Pre-Refunded, 6.25%, 1/01/46	24,340,000	25,963,721
Clifton Higher Education Finance Corp. Revenue, Education, Uplift Education, Series A, 5.00%, 12/01/45	3,855,000	4,250,176
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, Pre-Refunded, 5.00%, 11/01/42	12,000,000	12,542,760
Joint Improvement, Series A, Pre-Refunded, 5.00%, 11/01/45	50,000,000	52,261,500
Joint Improvement, Series B, 5.00%, 11/01/44	11,385,000	12,532,153
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project, Series A, 7.25%, 8/15/38	15,000,000	18,445,950
Fort Worth Special Assessment Revenue,
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/27	1,965,000	2,119,174
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.00%, 9/01/32	1,270,000	1,342,784
Fort Worth Public ID No. 17, Rock Creek Ranch Major Improvement Project, 5.125%, 9/01/37	1,650,000	1,733,259

90	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Texas (continued)
Fort Worth Special Assessment Revenue, (continued)
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek Ranch Roadway Improvement Project, 5.00%, 9/01/27	$1,605,000	$1,693,339
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek Ranch Roadway Improvement Project, 5.00%, 9/01/32	1,550,000	1,647,495
Tarrant Denton Parker Johnson and Wise Counties, Fort Worth Public ID No. 17, Rock Creek Ranch Roadway Improvement Project, 5.00%, 9/01/37	2,000,000	2,095,220
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	10,774,000
First Tier Toll, Series A, 5.125%, 10/01/43	2,850,000	3,184,647
Harris County Cultural Education Facilities Finance Corp. Revenue,
Brazos Presbyterian Homes Inc. Project, first mortgage, Refunding, 5.00%, 1/01/48	5,000,000	5,482,850
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/43	3,000,000	3,563,250
Brazos Presbyterian Homes Inc. Project, first mortgage, Series B, Pre-Refunded, 7.00%, 1/01/48	5,250,000	6,235,687
Houston Airport System Revenue, Special Facilities, United Airlines Terminal E Project, Refunding, 4.75%, 7/01/24	10,000,000	10,964,500
Mesquite Health Facilities Development Corp. Retirement Facility Revenue,
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/35	5,175,000	5,203,152
Christian Care Centers Inc. Project, Refunding, 5.00%, 2/15/36	1,000,000	1,002,340
Christian Care Centers Inc. Project, Refunding, 5.125%, 2/15/42	3,750,000	3,732,562
New Hope Cultural Education Facilities Finance Corp. Education Revenue,
Cityscape Schools Inc., Series A, 5.00%, 8/15/39	500,000	563,830
Cityscape Schools Inc., Series A, 5.00%, 8/15/51	1,570,000	1,745,934
New Hope Cultural Education Facilities Finance Corp. First Mortgage Revenue, Morningside Ministries Project, 6.50%, 1/01/43	4,350,000	4,797,702
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue,
Longhorn Village Project, Refunding, 5.00%, 1/01/42	2,000,000	2,194,820
Longhorn Village Project, Refunding, 5.00%, 1/01/47	8,435,000	9,231,433
MRC Crestview Project, Refunding, 5.00%, 11/15/36	1,020,000	1,120,388
MRC Crestview Project, Refunding, 5.00%, 11/15/46	4,100,000	4,435,749
Presbyterian Village North Project, Refunding, 5.00%, 10/01/39	2,750,000	3,047,165
Presbyterian Village North Project, Refunding, 5.25%, 10/01/49	12,300,000	13,716,960
Wesleyan Homes Inc. Project, Refunding, 5.50%, 1/01/43	3,200,000	3,485,600
New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue,
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Fourth Tier, Series D, 6.00%, 7/01/26	145,000	149,047
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Fourth Tier, Series D, 7.00%, 7/01/51	5,110,000	5,348,535
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF - Collegiate Housing Stephenville III LLC, Tarleton State University Project, Series A, 5.00%, 4/01/47	6,420,000	7,027,974
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/42	3,500,000	3,667,160
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	3,324,630
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	30,000,000	29,012,700
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	31,439,000
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,841,500
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21, 6.75% thereafter, 9/01/45	25,000,000	34,733,000

franklintempleton.com	Semiannual Report	91

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue, (continued)
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/23, 7.00% thereafter, 9/01/43	$10,000,000	$12,794,200
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,485,100
Red River Education FICO Higher Education Revenue, Houston Baptist University Project, Refunding, 5.50%, 10/01/46	4,250,000	4,923,412
Red River Health Facilities Development Corp. First Mortgage Revenue,
[c] Eden Home Project, 7.25%, 12/15/42	11,000,000	7,287,500
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,591,875
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	2,082,320
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Texas Health Resources System, Refunding, 5.00%, 11/15/40	15,225,000	15,835,675
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/44	2,500,000	2,744,975
Trinity Terrace Project, The Cumberland Rest Inc., Refunding, Series A-1, 5.00%, 10/01/49	2,625,000	2,868,049
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue,
5.00%, 12/15/30	25,000,000	27,595,250
5.00%, 12/15/31	24,500,000	26,993,610
5.00%, 12/15/32	10,000,000	11,002,800
Texas State Transportation Commission Revenue,
State Highway 249 System, First Tier Toll, Capital Appreciation, Series A, zero cpn., 8/01/46	3,000,000	937,860
State Highway 249 System, First Tier Toll, Capital Appreciation, Series A, zero cpn., 8/01/47	5,750,000	1,706,313
State Highway 249 System, First Tier Toll, Capital Appreciation, Series A, zero cpn., 8/01/51	3,500,000	828,870
State Highway 249 System, First Tier Toll, Capital Appreciation, Series A, zero cpn., 8/01/52	4,000,000	893,360
State Highway 249 System, First Tier Toll, Capital Appreciation, Series A, zero cpn., 8/01/53	400,000	84,480
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A, 5.00%, 8/15/41	5,000,000	5,434,250
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman Project, Pre-Refunded, 6.00%, 11/01/41	9,350,000	10,259,007

		526,104,381

Virginia 1.4%
Henrico County EDA Residential Care Facilities Revenue,
LifeSpire of Virginia, Refunding, Series C, 5.00%, 12/01/37	765,000	874,150
LifeSpire of Virginia, Refunding, Series C, 5.00%, 12/01/47	2,200,000	2,467,850
Pinnacle Living, Series A, 5.00%, 6/01/44	3,550,000	3,975,326
Pinnacle Living, Series A, 5.00%, 6/01/49	4,065,000	4,540,564
Norfolk EDA Health Care Facilities Revenue, Sentara Healthcare, Refunding, Series B, 5.00%, 11/01/43	17,575,000	19,209,651
Peninsula Town Center CDA Special Obligation Revenue, Refunding, 5.00%, 9/01/45	2,300,000	2,566,938
Virginia Small Business Financing Authority Revenue,
Elizabeth River Crossings OPCO LLC Project, senior lien, 6.00%, 1/01/37	6,485,000	7,223,447
Elizabeth River Crossings OPCO LLC Project, senior lien, 5.50%, 1/01/42	35,790,000	39,140,660
senior lien, 95 Express Lanes LLC Project, 5.00%, 1/01/44	8,000,000	8,553,680
Virginia State Small Business Financing Authority Residential Care Facility Revenue, Pinnacle Living, Series C, 5.00%, 6/01/52	6,000,000	6,524,160

		95,076,426

92	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Washington 1.3%
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding, Series A, 5.50%, 9/01/42	$3,150,000	$3,254,139
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	4,050,000	5,067,117
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%, 12/01/35	5,355,000	5,596,403
Washington Health Care Facilities Authority Revenue, Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	19,725,000	21,636,944
[c] Washington State Economic Development Finance Authority Environmental Facilities Revenue,
Coalview Centralia LLC Project, 8.25%, 8/01/25	3,800,000	2,660,000
Coalview Centralia LLC Project, 9.50%, 8/01/25	12,855,000	8,998,500
[d] Washington State Economic Development Finance Authority Revenue, Propeller Airports Paine Field LLC Project, Mandatory Put, Series A, 6.50%, 3/01/24	25,000,000	26,486,500
Washington State Health Care Facilities Authority Revenue, CommonSpirit Health, Refunding, Series A-1, 4.00%, 8/01/44	2,500,000	2,770,300
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Pre- Refunded, 5.625%, 10/01/40	5,235,000	5,252,433
Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,277,420

		83,999,756

West Virginia 0.1%
Kanawha County Commission Student Housing Revenue, The West Virginia State University Foundation Project, 6.75%, 7/01/45	6,650,000	7,260,138

Wisconsin 0.7%
PFA Education Revenue,
Coral Academy of Science Las Vegas, Series A, 5.00%, 7/01/45	2,805,000	3,199,523
Coral Academy of Science Las Vegas, Series A, 5.00%, 7/01/53	4,345,000	4,932,097
PFA Retirement Facilities Revenue,
Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/37	625,000	702,631
Whitestone Retirement Facilities, first mortgage, Refunding, 5.00%, 3/01/52	1,800,000	1,981,584
Wisconsin Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals Inc., Refunding, Series A, 5.25%, 8/15/34	5,000,000	5,476,250
St. Johns Communities Inc., Refunding, Series B, 5.00%, 9/15/45	1,500,000	1,564,140
St. Johns Communities Inc. Project, Series A, 5.00%, 9/15/50	4,000,000	4,216,000
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,049,650
Wisconsin Health and Educational Facilities Authority Senior Living Revenue,
Covenant Communities Inc. Project, Third Tier, Series C, 7.00%, 7/01/43	1,000,000	1,001,820
Covenant Communities Inc. Project, Third Tier, Series C, 7.50%, 7/01/53	2,750,000	2,756,215
[a] Wisconsin Housing and EDA Home Ownership Revenue, Series C, FNMA Insured, 2.75%, 9/01/39	3,000,000	3,014,580
Wisconsin PFA Exempt Facilities Revenue, Celanese Project, Refunding, Series C, 4.30%, 11/01/30	4,000,000	4,286,640
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative, Series A, NATL Insured, 5.50%, 12/01/40	6,755,000	7,101,194

		45,282,324

franklintempleton.com	Semiannual Report	93

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Wyoming 0.1%
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%, 6/01/40	$5,500,000	$5,903,040
Wyoming CDA Student Housing Revenue,
CHF-Wyoming LLC, University of Wyoming Project, 6.25%, 7/01/31	600,000	636,348
CHF-Wyoming LLC, University of Wyoming Project, 6.50%, 7/01/43	1,600,000	1,691,104

		8,230,492

U.S. Territories 4.5%

Guam 1.1%
Government of Guam GO,
Series A, 6.00%, 11/15/19	1,790,000	1,805,626
Series A, Pre-Refunded, 6.75%, 11/15/29	10,000,000	10,113,000
Series A, Pre-Refunded, 7.00%, 11/15/39	15,000,000	15,175,650
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	11,144,072
Guam Government Limited Obligation Revenue,
Section 30, Series A, Pre-Refunded, 5.625%, 12/01/29	3,850,000	3,892,966
Section 30, Series A, Pre-Refunded, 5.75%, 12/01/34	8,430,000	8,526,692
Guam Government Waterworks Authority Water and Wastewater System Revenue, Pre-Refunded, 5.625%, 7/01/40	4,000,000	4,150,560
Guam International Airport Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	2,000,000	2,322,740
General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,503,070
Guam Power Authority Revenue, Series A, Pre-Refunded, 5.50%, 10/01/40	10,000,000	10,471,000

		71,105,376

Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	10,965,000	11,028,378

Puerto Rico 3.3%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	9,500,000	9,662,450
Asset-Backed, Refunding, 5.625%, 5/15/43	2,500,000	2,542,750
[c] Puerto Rico Electric Power Authority Power Revenue,
Series A-4-RSA-1, zero cpn., 7/01/19	5,500,000	4,709,375
Series A-RSA-1, 7.25%, 7/01/30	25,000,000	20,750,000
Series A-RSA-1, 6.75%, 7/01/36	29,750,000	24,432,188
Series A-RSA-1, 5.00%, 7/01/42	26,990,000	21,592,000
Series A-RSA-1, 7.00%, 7/01/43	5,000,000	4,118,750
Series B-4-RSA-1, zero cpn., 7/01/19	5,500,000	4,709,375
Series E-1-RSA-1, zero cpn., 1/01/21	6,000,000	5,317,500
Series E-2-RSA-1, zero cpn., 7/01/21	6,000,000	5,317,500
Series E-3-RSA-1, zero cpn., 1/01/22	1,989,500	1,763,194
Series E-4-RSA-1, zero cpn., 7/01/22	1,989,499	1,763,193
Series WW-RSA-1, 5.50%, 7/01/38	16,355,000	13,124,888
Series XX-RSA-1, 5.75%, 7/01/36	23,620,000	19,073,150
Series XX-RSA-1, 5.25%, 7/01/40	71,780,000	57,603,450
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects, Refunding, 5.125%, 12/01/27	3,000,000	3,164,160

94	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	$16,835,000	$17,276,919

		216,920,842

Total U.S. Territories		299,054,596

Total Municipal Bonds before Short Term Investments (Cost $5,408,803,447)		6,227,687,054

Short Term Investments 7.1%

Municipal Bonds 7.1%
Arizona 0.2%
[e] Arizona IDA Hospital Revenue, Phoenix Children’s Hospital, Refunding, Series A, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.37%, 2/01/48	2,000,000	2,000,000
[e] Phoenix IDA Health Care Facilities Revenue, Mayo Clinic, Series B, SPA Wells Fargo Bank, Daily VRDN and Put, 1.35%, 11/15/52	14,240,000	14,240,000

		16,240,000

Florida 1.8%
[e] Martin County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.43%, 7/15/22	10,700,000	10,700,000
[e] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.38%, 9/01/28	108,575,000	108,575,000

		119,275,000

Georgia 0.1%
[c] Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 6.50%, 4/30/17	1,260,628	252,126
[e] Fulton County Development Authority Revenue, Children’s Healthcare of Atlanta Inc. Project, Refunding, SPA PNC Bank, Weekly VRDN and Put, 1.36%, 7/01/42	4,900,000	4,900,000

		5,152,126

Louisiana 0.1%
[e] East Baton Rouge Parish PCR, Exxon Project, Refunding, Daily VRDN and Put, 1.30%, 11/01/19	5,875,000	5,875,000

Minnesota 0.2%
[e] Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding, Series B-1, LOC JPMorgan Chase Bank, Daily VRDN and Put, 1.37%, 11/15/35	14,840,000	14,840,000

Mississippi 0.4%
[e] Mississippi Business Finance Corp. Gulf Opportunity Zone IDR,
Chevron USA Inc. Project, Series B, Daily VRDN and Put, 1.35%, 12/01/30	13,100,000	13,100,000
Chevron USA Inc. Project, Series B, Daily VRDN and Put, 1.35%, 11/01/35	12,020,000	12,020,000

		25,120,000

franklintempleton.com	Semiannual Report	95

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Municipal Bonds (continued)
Missouri 0.2%
[e] Missouri State Development Finance Board Revenue, Infrastructure Facilities, St. Louis Convention Center, Series C, LOC US Bank National Association, Daily VRDN and Put, 1.40%, 12/01/20	$400,000	$400,000
[e] Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
The Washington University, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.36%, 3/01/40	3,490,000	3,490,000
The Washington University, Series B, SPA US Bank National Association, Daily VRDN and Put, 1.18%, 2/15/33	7,800,000	7,800,000

		11,690,000

New Mexico 0.5%
[e] New Mexico Hospital Equipment Loan Council Hospital System Revenue, Presbyterian Healthcare Services, Series C, SPA Wells Fargo Bank, Daily VRDN and Put, 1.37%, 8/01/34	31,300,000	31,300,000

New York 1.7%
[e] MTA Dedicated Tax Fund Revenue, Refunding, Subseries A-1, LOC Toronto Dominion Bank, Daily VRDN and Put, 1.39%, 11/01/31	11,050,000	11,050,000
[e] New York City GO, Fiscal 2014, Series D, Subseries D-4, LOC TD Bank National Association, Daily VRDN and Put, 1.39%, 8/01/40	6,000,000	6,000,000
[e] New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily VRDN and Put, 1.35%, 6/15/38	26,460,000	26,460,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-1, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.39%, 6/15/50	12,655,000	12,655,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-3, SPA Toronto Dominion Bank, Daily VRDN and Put, 1.39%, 6/15/49	6,500,000	6,500,000
Second General Resolution, Fiscal 2016, Refunding, Series AA, Subseries AA-2, SPA PNC Bank, Daily VRDN and Put, 1.48%, 6/15/48	10,100,000	10,100,000
[e] New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2013, Series C, Subseries C-4, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.39%, 11/01/36	18,800,000	18,800,000
[e] Triborough Bridge and Tunnel Authority Revenue,
General, MTA Bridges and Tunnels, Refunding, Series C, LOC State Street Bank B&T Co., Daily VRDN and Put, 1.32%, 1/01/32	9,000,000	9,000,000
General, MTA Bridges and Tunnels, Refunding, Subseries B-2, LOC Citibank, Daily VRDN and Put, 1.30%, 1/01/32	9,035,000	9,035,000

		109,600,000

North Carolina 0.3%
[e] The Charlotte-Mecklenburg Hospital Authority Revenue,
Carolinas HealthCare System, Refunding, Series B, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.36%, 1/15/38	12,485,000	12,485,000
Carolinas HealthCare System, Refunding, Series C, SPA JPMorgan Chase Bank, Daily VRDN and Put, 1.36%, 1/15/37	7,000,000	7,000,000

		19,485,000

Oregon 0.7%
[e] Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, LOC TD Bank National Association, Daily VRDN and Put, 1.39%, 8/01/34	45,200,000	45,200,000

96	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Yield Tax-Free Income Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Municipal Bonds (continued)
Pennsylvania 0.3%
[e] Geisinger Authority Revenue, Geisinger Health System, Montour County, Series A, SPA TD Bank National Association, Daily VRDN and Put, 1.37%, 10/01/43	$ 22,150,000	$22,150,000

Tennessee 0.3%
[e] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and Put, 1.38%, 6/01/42	22,915,000	22,915,000

Utah 0.3%
[e] Weber County Hospital Revenue, IHC Health Services Inc., Series C, SPA Bank of New York Mellon, Daily VRDN and Put, 1.39%, 2/15/35	22,680,000	22,680,000

Total Short Term Investments (Cost $472,530,629)		471,522,126

Total Investments (Cost $5,881,334,076) 101.0%		6,699,209,180
Other Assets, less Liabilities (1.0)%		(65,650,759)

Net Assets 100.0%		$6,633,558,421

See Abbreviations on page 141.

aSecurity purchased on a when-issued basis. See Note 1(b).

bThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.

cSee Note 7 regarding defaulted securities.

dThe maturity date shown represents the mandatory put date.

eVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin Massachusetts Tax-Free Income Fund

	Six Months Ended August 31, 2019 (unaudited)	Year Ended February 28, 2019[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.47	$11.39

Income from investment operations[b]:

Net investment income[c]	0.16	0.16

Net realized and unrealized gains (losses)	0.55	0.08

Total from investment operations	0.71	0.24

Less distributions from:

Net investment income	(0.17)	(0.16)

Net asset value, end of period	$12.01	$11.47

Total return[d]	6.25%	2.12%

Ratios to average net assets[e]

Expenses[f]	0.86%	0.86%

Net investment income	2.76%	2.88%

Supplemental data

Net assets, end of period (000’s)	$31,538	$20,086

Portfolio turnover rate	5.01%	6.58%

aFor the period September 10, 2018 (effective date) to February 28, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019	2018	2017	2016[a]	2015

Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.46		$11.47	$11.63	$11.94	$11.93	$11.42

Income from investment operations[b]:

Net investment income[c]	0.17		0.35	0.35	0.39	0.40	0.42

Net realized and unrealized gains (losses)	0.55		(0.01)	(0.15)	(0.31)	0.01	0.51

Total from investment operations	0.72		0.34	0.20	0.08	0.41	0.93

Less distributions from:

Net investment income	(0.18)		(0.35)	(0.36)	(0.39)	(0.40)	(0.42)

Net asset value, end of period	$12.00		$11.46	$11.47	$11.63	$11.94	$11.93

Total return[d]	6.34%		2.98%	1.66%	0.62%	3.50%	8.28%

Ratios to average net assets[e]

Expenses	0.71%	[f]	0.71% [f]	0.68%	0.67%	0.66%	0.67%

Net investment income	2.91%		3.03%	3.02%	3.23%	3.38%	3.56%

Supplemental data

Net assets, end of period (000’s)	$318,020		$314,235	$363,555	$375,435	$400,201	$439,041

Portfolio turnover rate	5.01%		6.58%	23.50%	7.16%	4.90%	6.51%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019	2018	2017	2016[a]	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.60		$11.61	$11.77	$12.07	$12.06	$11.53

Income from investment operations[b]:

Net investment income[c]	0.14		0.28	0.29	0.32	0.34	0.36

Net realized and unrealized gains (losses)	0.56		(0.01)	(0.16)	(0.30)	—	0.53

Total from investment operations	0.70		0.27	0.13	0.02	0.34	0.89

Less distributions from:

Net investment income	(0.15)		(0.28)	(0.29)	(0.32)	(0.33)	(0.36)

Net asset value, end of period	$12.15		$11.60	$11.61	$11.77	$12.07	$12.06

Total return[d]	6.07%		2.37%	1.08%	0.13%	2.89%	7.79%

Ratios to average net assets[e]

Expenses	1.26%	[f]	1.26% [f]	1.23%	1.22%	1.21%	1.22%

Net investment income	2.36%		2.48%	2.47%	2.68%	2.83%	3.01%

Supplemental data

Net assets, end of period (000’s)	$31,958		$33,253	$56,607	$60,441	$61,834	$62,878

Portfolio turnover rate	5.01%		6.58%	23.50%	7.16%	4.90%	6.51%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019	2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.46		$11.48	$11.76

Income from investment operations[b]:

Net investment income[c]	0.18		0.36	0.21

Net realized and unrealized gains (losses)	0.56		(0.02)	(0.28)

Total from investment operations	0.74		0.34	(0.07)

Less distributions from:

Net investment income	(0.19)		(0.36)	(0.21)

Net asset value, end of period	$12.01		$11.46	$11.48

Total return[d]	6.50%		3.01%	(0.65)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.60%		0.59%	0.60%

Expenses net of waiver and payments by affiliates	0.57%	[f]	0.57% [f]	0.55%

Net investment income	3.05%		3.17%	3.15%

Supplemental data

Net assets, end of period (000’s)	$11,768		$1,284	$1,688

Portfolio turnover rate	5.01%		6.58%	23.50%

aFor the period August 1, 2017 (effective date) to February 28, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin Massachusetts Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019	2018	2017	2016[a]	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.46		$11.48	$11.63	$11.94	$11.93	$11.41

Income from investment operations[b]:

Net investment income[c]	0.18		0.36	0.36	0.40	0.41	0.43

Net realized and unrealized gains (losses)	0.55		(0.02)	(0.14)	(0.31)	0.01	0.53

Total from investment operations	0.73		0.34	0.22	0.09	0.42	0.96

Less distributions from:

Net investment income	(0.19)		(0.36)	(0.37)	(0.40)	(0.41)	(0.44)

Net asset value, end of period	$12.00		$11.46	$11.48	$11.63	$11.94	$11.93

Total return[d]	6.39%		2.98%	1.84%	0.72%	3.60%	8.48%

Ratios to average net assets[e]

Expenses	0.61%	[f]	0.61% [f]	0.58%	0.57%	0.56%	0.57%

Net investment income	3.01%		3.13%	3.12%	3.33%	3.48%	3.66%

Supplemental data

Net assets, end of period (000’s)	$50,985		$50,814	$63,366	$34,909	$12,614	$10,274

Portfolio turnover rate	5.01%		6.58%	23.50%	7.16%	4.90%	6.51%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2019 (unaudited)

Franklin Massachusetts Tax-Free Income Fund

	Principal Amount	Value

Municipal Bonds 98.7%
Massachusetts 98.7%
Belmont GO, Municipal Purpose Loan of 2019, 4.00%, 3/15/45	$3,020,000	$3,436,519
Boston Water and Sewer Commission Revenue, General, Refunding, Senior Series A, 4.00%, 11/01/28	4,400,000	5,037,912
Braintree GO,
Municipal Purpose Loan, Refunding, 3.00%, 6/01/35	1,765,000	1,885,143
Refunding, 5.00%, 5/15/27	2,000,000	2,582,680
City of Quincy GO, Muni Purpose Loan, Refunding, 4.00%, 6/01/32	2,565,000	2,870,184
Massachusetts Bay Transportation Authority Sales Tax Revenue,
Refunding, Senior Series A, 5.25%, 7/01/30	4,000,000	5,547,880
Refunding, Series B, 5.00%, 7/01/33	2,500,000	3,002,950
Series A, 5.00%, 7/01/40	5,000,000	5,924,800
Massachusetts Development Finance Agency Revenue,
Boston College Issue, Refunding, Series T, 5.00%, 7/01/42	3,750,000	4,593,562
Boston University Issue, Series BB1, 4.00%, 10/01/46	5,000,000	5,498,000
The Broad Institute Issue, Refunding, 4.00%, 4/01/41	5,000,000	5,660,800
The Broad Institute Issue, Series A, Pre-Refunded, 5.375%, 4/01/41	15,000,000	16,020,450
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/46	6,890,000	8,184,907
Harvard University Issue, Refunding, Series A, 5.00%, 7/15/33	5,000,000	6,213,450
Lahey Clinic Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/32	2,975,000	3,530,819
Lahey Health System Obligated Group Issue, Refunding, Series F, 5.00%, 8/15/34	5,000,000	5,910,950
Northeastern University Issue, Series A, 5.00%, 3/01/44	5,000,000	5,715,450
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/34	5,000,000	6,104,150
Partners HealthCare System Issue, Refunding, Series S, 5.00%, 7/01/33	1,880,000	2,387,713
Partners HealthCare System Issue, Refunding, Series S, 4.00%, 7/01/41	7,500,000	8,503,425
Partners HealthCare System Issue, Series L, Pre-Refunded, 5.00%, 7/01/41	5,000,000	5,355,050
Sterling and Francine Clark Art Institute Issue, Pre-Refunded, 5.00%, 7/01/41	12,900,000	13,816,029
Williams College Issue, Refunding, Series S, 4.00%, 7/01/46	9,550,000	10,770,012
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	5,039,857
Worcester Polytechnic Institute Issue, Refunding, 5.00%, 9/01/42	1,090,000	1,318,137
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	7,472,950
Refunding, Series D, 4.00%, 5/01/38	4,350,000	4,958,565
Series B, Pre-Refunded, 5.00%, 5/01/40	4,625,000	4,745,712
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/35	16,165,000	16,361,728
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/37	1,015,000	1,300,327
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series S-1, 5.00%, 10/01/38	2,410,000	3,083,306
Wellesley College Issue, Refunding, Series L, 4.00%, 7/01/44	6,160,000	7,053,015
Woods Hole Oceanographic Institution Issue, Refunding, 5.00%, 6/01/35	1,200,000	1,517,952
Woods Hole Oceanographic Institution Issue, Refunding, 5.00%, 6/01/36	1,000,000	1,261,490
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	2,025,000	2,050,333
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,046,080

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State GO,
Consolidated Loan of 2014, Series F, 4.00%, 11/01/29	$6,000,000	$6,527,460
Consolidated Loan of 2017, Series A, 5.25%, 4/01/42	5,000,000	6,221,450
Consolidated Loan of 2018, Series A, 5.00%, 1/01/47	5,000,000	6,118,650
Massachusetts State Health and Educational Facilities Authority Revenue,
Boston College Issue, Series M-2, 5.50%, 6/01/35	8,600,000	12,416,852
Cape Cod Healthcare Obligated Group Issue, Assured Guaranty, Pre-Refunded, 5.125%, 11/15/35	3,150,000	3,175,105
Children’s Hospital Issue, Series M, Pre-Refunded, 5.25%, 12/01/39	7,000,000	7,069,580
Southcoast Health System Obligated Group Issue, Series D, 5.00%, 7/01/39	5,500,000	5,516,555
Sterling and Francine Clark Art Institute Issue, Series B, Pre-Refunded, 5.00%, 7/01/40	5,000,000	5,163,400
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	315,000	336,030
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.25%, 12/01/27	4,000,000	4,192,320
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	6,028,783
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,701,768
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,504,950
Housing, Series D, 5.05%, 6/01/40	3,120,000	3,122,496
Housing, Series F, 3.15%, 12/01/32	105,000	105,155
Housing, Series F, 3.45%, 12/01/37	45,000	45,074
SF Housing, Series 159, FNMA Insured, 4.05%, 12/01/32	1,670,000	1,706,857
SF Housing, Series 162, GNMA Secured, 3.15%, 12/01/32	10,905,000	11,180,570
Massachusetts State Port Authority Revenue, Series B, 5.00%, 7/01/49	5,000,000	6,314,400
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Refunding, Series C, 5.00%, 11/15/34	5,000,000	6,174,150
Senior, Series B, 5.00%, 10/15/41	10,000,000	10,764,000
Massachusetts State Special Obligation Dedicated Tax Revenue,
Refunding, NATL Insured, 5.50%, 1/01/25	10,900,000	13,320,236
Refunding, NATL Insured, 5.50%, 1/01/34	16,900,000	23,918,570
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, Pre-Refunded, 4.00%, 6/01/31	5,555,000	5,840,972
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/47	5,000,000	6,067,800
Rail Enhancement and Accelerated Bridge Programs, Series B, 4.00%, 6/01/45	7,175,000	7,975,084
Massachusetts State Water Pollution Abatement Trust Revenue,
Pooled Loan Program, Series 6, 5.50%, 8/01/30	195,000	195,636
Pooled Loan Program, Series 7, 5.125%, 2/01/31	260,000	260,778
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	250,000	250,860
Massachusetts Water Resources Authority Revenue,
General, Green Bonds, Refunding, Series C, 5.00%, 8/01/40	5,000,000	6,064,450
General, Green Bonds, Series B, 5.00%, 8/01/40	1,140,000	1,408,869
General, Green Bonds, Series B, 5.00%, 8/01/42	3,145,000	3,871,935
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	7,359,565
General, Series B, 5.00%, 8/01/43	4,000,000	5,004,480
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue,
senior lien, 5.00%, 7/01/41	7,500,000	7,970,700
senior lien, Refunding, 5.25%, 7/01/36	5,585,000	5,985,724
Natick GO, Municipal Purpose Loan of 2018, 4.00%, 7/15/35	4,970,000	5,817,286

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Massachusetts Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Plymouth GO, Municipal Purpose Loan, Refunding, 4.00%, 5/01/47	$5,000,000	$5,595,050
Springfield Water and Sewer Commission Revenue, General, Series C, 5.00%, 4/15/37	1,260,000	1,556,113
University of Massachusetts Building Authority Project Revenue,
Refunding, Senior Series 1, 5.00%, 11/01/44	4,000,000	4,670,680
Senior Series 1, 5.25%, 11/01/42	5,000,000	6,311,450
Senior Series 2019-1, Refunding, 5.00%, 5/01/39	5,000,000	6,403,400
Worcester GO,
Municipal Purpose Loan, 3.25%, 11/01/25	3,370,000	3,521,178
Municipal Purpose Loan, 3.50%, 11/01/26	3,000,000	3,144,780

Total Municipal Bonds before Short Term Investments (Cost $403,083,715)		438,663,488

Short Term Investments (Cost $1,575,000) 0.4%

Municipal Bonds 0.4%
Massachusetts 0.4%
[a] Massachusetts State Health and Educational Facilities Authority Revenue, Harvard University Issue, Refunding, Series R, Daily VRDN and Put, 1.24%, 11/01/49	1,575,000	1,575,000

Total Investments (Cost $404,658,715) 99.1%		440,238,488

Other Assets, less Liabilities 0.9%		4,031,564

Net Assets 100.0%		$444,270,052

See Abbreviations on page 141.

aVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Highlights

Franklin New Jersey Tax-Free Income Fund

	Six Months Ended August 31, 2019 (unaudited)	Year Ended February 28, 2019[a]

Class A

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.14	$11.10

Income from investment operations[b]:

Net investment income[c]	0.16	0.17

Net realized and unrealized gains (losses)	0.47	0.04

Total from investment operations	0.63	0.21

Less distributions from:

Net investment income	(0.17)	(0.17)

Net asset value, end of period	$11.60	$11.14

Total return[d]	5.72%	1.97%

Ratios to average net assets[e]

Expenses[f]	0.82%	0.83%

Net investment income	2.83%	3.28%

Supplemental data

Net assets, end of period (000’s)	$82,568	$55,866

Portfolio turnover rate	7.74%	13.26%

aFor the period September 10, 2018 (effective date) to February 28, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019		2018	2017	2016[a]	2015

Class A1

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.13		$11.11		$11.45	$11.73	$11.95	$11.76

Income from investment operations[b]:

Net investment income[c]	0.17		0.38		0.39	0.44	0.46	0.47

Net realized and unrealized gains (losses)	0.46		0.03		(0.31)	(0.27)	(0.23)	0.20

Total from investment operations	0.63		0.41		0.08	0.17	0.23	0.67

Less distributions from:

Net investment income	(0.18)		(0.39)		(0.42)	(0.45)	(0.45)	(0.48)

Net asset value, end of period	$11.58		$11.13		$11.11	$11.45	$11.73	$11.95

Total return[d]	5.71%		3.78%		0.68%	1.44%	1.99%	5.75%

Ratios to average net assets[e]

Expenses	0.67%	[f]	0.68%	[f]	0.67%	0.65%	0.64%	0.64%

Net investment income	2.98%		3.43%		3.46%	3.79%	3.96%	3.98%

Supplemental data

Net assets, end of period (000’s)	$603,767		$596,817		$650,527	$742,824	$793,062	$893,018

Portfolio turnover rate	7.74%		13.26%		12.70%	9.20%	5.24%	4.81%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019		2018	2017	2016[a]	2015

Class C

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.28		$11.26		$11.60	$11.87	$12.09	$11.89

Income from investment operations[b]:

Net investment income[c]	0.14		0.32		0.33	0.38	0.40	0.41

Net realized and unrealized gains (losses)	0.47		0.03		(0.32)	(0.27)	(0.24)	0.20

Total from investment operations	0.61		0.35		0.01	0.11	0.16	0.61

Less distributions from:

Net investment income	(0.15)		(0.33)		(0.35)	(0.38)	(0.38)	(0.41)

Net asset value, end of period	$11.74		$11.28		$11.26	$11.60	$11.87	$12.09

Total return[d]	5.45%		3.15%		0.11%	0.95%	1.42%	5.20%

Ratios to average net assets[e]

Expenses	1.22%	[f]	1.23%	[f]	1.22%	1.20%	1.19%	1.19%

Net investment income	2.43%		2.88%		2.91%	3.24%	3.41%	3.43%

Supplemental data

Net assets, end of period (000’s)	$126,999		$125,982		$188,806	$217,952	$216,813	$231,740

Portfolio turnover rate	7.74%		13.26%		12.70%	9.20%	5.24%	4.81%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

108	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019		2018[a]

Class R6

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.14		$11.12		$11.37

Income from investment operations[b]:

Net investment income[c]	0.18		0.40		0.25

Net realized and unrealized gains (losses)	0.46		0.03		(0.26)

Total from investment operations	0.64		0.43		(0.01)

Less distributions from:

Net investment income	(0.19)		(0.41)		(0.24)

Net asset value, end of period	$11.59		$11.14		$11.12

Total return[d]	5.78%		3.91%		(0.11)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.53%		0.54%		0.54%

Expenses net of waiver and payments by affiliates	0.53%	[f,g]	0.54%	[f,g]	0.53%

Net investment income	3.12%		3.57%		3.60%

Supplemental data

Net assets, end of period (000’s)	$26,489		$20,459		$19,936

Portfolio turnover rate	7.74%		13.26%		12.70%

aFor the period August 1, 2017 (effective date) to February 28, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	109

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Franklin New Jersey Tax-Free Income Fund (continued)

	Six Months Ended August 31, 2019		Year Ended February 28,
	(unaudited)		2019		2018	2017	2016[a]	2015

Advisor Class

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$11.14		$11.12		$11.46	$11.74	$11.96	$11.77

Income from investment operations[b]:

Net investment income[c]	0.18		0.39		0.40	0.46	0.47	0.49

Net realized and unrealized gains (losses)	0.46		0.03		(0.31)	(0.28)	(0.23)	0.19

Total from investment operations	0.64		0.42		0.09	0.18	0.24	0.68

Less distributions from:

Net investment income	(0.19)		(0.40)		(0.43)	(0.46)	(0.46)	(0.49)

Net asset value, end of period	$11.59		$11.14		$11.12	$11.46	$11.74	$11.96

Total return[d]	5.76%		3.87%		0.77%	1.54%	2.10%	5.86%

Ratios to average net assets[e]

Expenses	0.57%	[f]	0.58%	[f]	0.57%	0.55%	0.54%	0.54%

Net investment income	3.08%		3.53%		3.56%	3.89%	4.06%	4.08%

Supplemental data

Net assets, end of period (000’s)	$83,802		$75,607		$79,286	$107,087	$91,175	$92,059

Portfolio turnover rate	7.74%		13.26%		12.70%	9.20%	5.24%	4.81%

aFor the year ended February 29.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

110	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2019 (unaudited)

Franklin New Jersey Tax-Free Income Fund

	Principal Amount	Value

Municipal Bonds 95.1%
Delaware 0.7%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$6,578,280

New Jersey 75.3%
Cape May County Industrial PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, NATL Insured, 6.80%, 3/01/21	5,400,000	5,828,112
Cumberland County Improvement Authority Revenue,
Technical High School Project, AGMC Insured, 5.00%, 9/01/39	2,000,000	2,325,120
Technical High School Project, BAM Insured, 5.00%, 1/15/36	955,000	1,181,631
Technical High School Project, BAM Insured, 5.00%, 1/15/37	1,000,000	1,233,850
Technical High School Project, BAM Insured, 5.00%, 1/15/38	1,020,000	1,254,977
Technical High School Project, BAM Insured, 5.00%, 1/15/39	1,070,000	1,313,446
Technical High School Project, BAM Insured, 5.00%, 1/15/44	5,725,000	6,964,176
Gloucester County Improvement Authority Revenue,
County Guaranteed Loan, Rowan University Project, 4.00%, 7/01/37	750,000	884,228
County Guaranteed Loan, Rowan University Project, 4.00%, 7/01/38	700,000	822,892
County Guaranteed Loan, Rowan University Project, 4.00%, 7/01/39	600,000	703,434
County Guaranteed Loan, Rowan University Project, 5.00%, 7/01/44	4,925,000	6,234,557
County Guaranteed Loan, Rowan University Project, 4.00%, 7/01/48	5,250,000	6,012,667
Rowan University Business and Engineering School Projects, Series C, AGMC Insured, 4.00%, 7/01/42	2,500,000	2,732,800
Rowan University Business and Engineering School Projects, Series C, AGMC Insured, 5.00%, 7/01/44	3,500,000	4,046,490
Hudson County Improvement Authority Lease Revenue, County Secured, Hudson County Vocational-Technical Schools Project, 5.00%, 5/01/46	6,000,000	7,096,620
Mercer County Improvement Authority Revenue,
Mercer County Projects, Refunding, 4.00%, 4/01/31	1,545,000	1,874,332
Mercer County Projects, Refunding, 4.00%, 4/01/32	2,050,000	2,474,760
Mercer County Projects, Refunding, 4.00%, 4/01/33	1,500,000	1,804,470
Middlesex County COP, Capital Appreciation, NATL Insured, zero cpn., 6/15/24	1,000,000	929,570
Monmouth County Improvement Authority Revenue,
Governmental Pooled Loan, Refunding, Series A, 4.00%, 8/01/32	300,000	367,770
Governmental Pooled Loan, Refunding, Series A, 4.00%, 8/01/36	500,000	597,130
Governmental Pooled Loan, Refunding, Series A, 4.00%, 8/01/37	275,000	326,128
Governmental Pooled Loan, Refunding, Series A, 4.00%, 8/01/38	225,000	265,408
Governmental Pooled Loan, Refunding, Series A, 4.00%, 8/01/39	400,000	469,772
Governmental Pooled Loan, Series A, 4.00%, 8/01/33	350,000	426,517
Governmental Pooled Loan, Series A, 4.00%, 8/01/34	525,000	635,313
Governmental Pooled Loan, Series A, 4.00%, 8/01/35	525,000	631,045
New Brunswick Parking Authority Revenue, City Guaranteed, Refunding, Series A, BAM Insured, 5.00%, 9/01/39	5,000,000	5,985,500
New Jersey EDA,
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/38	5,000,000	5,618,950
GO Lease Revenue, Rutgers University, College Avenue Redevelopment Project, 5.00%, 6/15/46	7,500,000	8,390,325
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	3,240,360
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	1,077,870
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	10,944,700
Cranes Mill Project, Refunding, 5.00%, 1/01/34	1,500,000	1,740,915
Cranes Mill Project, Refunding, 5.00%, 1/01/39	1,250,000	1,435,288
Cranes Mill Project, Refunding, 5.00%, 1/01/49	3,000,000	3,411,150

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey EDA Revenue, (continued)
Montclair State University Student Housing Project, Provident Group, Montclair Properties LLC, Series A, Pre-Refunded, 5.875%, 6/01/42	$17,950,000	$18,593,328
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/32	640,000	735,814
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/37	600,000	681,504
Provident Group-Kean Properties LLC, Kean University Student Housing Project, Series A, 5.00%, 7/01/47	1,500,000	1,678,275
Provident Group-Montclair Properties LLC, State University Student Housing Project, Refunding, AGMC Insured, 5.00%, 6/01/42	6,000,000	7,118,700
Provident Group-Rowan Properties LLC, Rowan University Student Housing Project, Series A, 5.00%, 1/01/48	7,000,000	7,609,560
School Facilities Construction, Refunding, Series K, NATL Insured, 5.25%, 12/15/21	10,000,000	10,860,200
School Facilities Construction, Refunding, Series N-1, NATL Insured, 5.50%, 9/01/27	8,660,000	10,868,213
School Facilities Construction, Series WW, 5.00%, 6/15/37	4,760,000	5,387,368
New Jersey EDA Water Facilities Revenue,
Middlesex Water Company Project, 4.00%, 8/01/59	6,200,000	6,836,120
Middlesex Water Company Project, 5.00%, 8/01/59	3,750,000	4,562,175
New Jersey-American Water Co. Inc. Project, Refunding, Series A, 5.70%, 10/01/39	10,000,000	10,033,100
New Jersey-American Water Co. Inc. Project, Refunding, Series B, 5.00%, 10/01/39	8,750,000	8,773,712
New Jersey Environmental Infrastructure Trust Revenue, Environmental Infrastructure, Refunding, Series A-R1, 5.00%, 9/01/21	8,915,000	9,618,037
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp. Issue, Pre-Refunded, 6.00%, 7/01/41	10,600,000	11,543,824
Atlantic Health System Hospital Corp. Issue, Refunding, 4.00%, 7/01/41	10,000,000	11,225,800
Atlantic Health System Hospital Corp. Issue, Refunding, Series A, 5.00%, 7/01/27	220,000	220,673
Barnabas Health Issue, Series A, Pre-Refunded, 5.625%, 7/01/32	5,500,000	5,947,315
Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/44	15,530,000	17,921,620
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/37	3,000,000	3,674,220
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/38	3,000,000	3,660,810
Hackensack Meridian Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/39	5,000,000	6,080,050
Hunterdon Medical Center Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/45	2,650,000	2,950,351
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/37	1,600,000	1,940,144
Inspira Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/46	18,500,000	21,762,105
Inspira Health Obligated Group Issue, Series A, 5.00%, 7/01/42	8,000,000	9,619,040
Inspira Health Obligated Group Issue, Series A, 4.00%, 7/01/47	8,700,000	9,721,380
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,753,025
Robert Wood Johnson University Hospital Issue, Series A, 5.00%, 7/01/43	3,650,000	4,217,101
Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	4,563,480
RWJ Barnabas Health Obligated Group Issue, Refunding, Series A, 5.00%, 7/01/43	15,000,000	18,050,850
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	3,267,359
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,659,030
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,068,810
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,638,204
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.75%, 10/01/31	10,000,000	10,034,200
New Jersey Housing and Mortgage Finance Agency MFR, Refunding, Series A, 3.95%, 11/01/43	1,100,000	1,198,857

112	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey Institute of Technology GO,
Series A, 5.00%, 7/01/42	$4,860,000	$5,271,399
Series A, 5.00%, 7/01/45	6,000,000	7,005,900
Series A, Pre-Refunded, 5.00%, 7/01/42	2,140,000	2,377,176
New Jersey State Educational Facilities Authority Revenue,
Kean University Issue, Refunding, Series D, BAM Insured, 4.00%, 9/01/38	1,150,000	1,294,107
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/34	2,205,000	2,583,599
Kean University Issue, Refunding, Series H, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,846,200
Kean University Issue, Series A, Pre-Refunded, 5.50%, 9/01/36	8,500,000	8,500,000
Montclair State University Issue, Refunding, Series A, 5.00%, 7/01/44	16,380,000	18,633,397
Montclair State University Issue, Refunding, Series B, 5.00%, 7/01/34	1,325,000	1,603,290
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/35	2,245,000	2,646,631
Montclair State University Issue, Refunding, Series D, 5.00%, 7/01/36	1,210,000	1,423,734
Montclair State University Issue, Series A, 5.00%, 7/01/39	5,000,000	5,717,900
Princeton University, Refunding, Series B, 5.00%, 7/01/44	15,000,000	17,370,450
Princeton University, Refunding, Series I, 5.00%, 7/01/35	5,800,000	7,344,714
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	16,006,050
Princeton University, Series B, 4.375%, 7/01/41	10,000,000	10,474,800
Ramapo College of New Jersey Issue, Series A, AGMC insured, 5.00%, 7/01/35	3,955,000	4,840,801
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,087,820
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	1,085,800
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/34	400,000	466,996
Seton Hall University Issue, Refunding, Series C, 5.00%, 7/01/37	1,300,000	1,510,626
Seton Hall University Issue, Refunding, Series D, 5.00%, 7/01/42	3,945,000	4,715,182
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/36	1,600,000	1,949,616
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/42	9,310,000	11,201,606
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/47	4,085,000	4,877,531
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	655,000	778,638
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,310,601
Refunding, Series 1A, 5.125%, 12/01/27	2,230,000	2,250,806
Refunding, Series 1A, 5.25%, 12/01/28	2,235,000	2,256,300
Senior, Series B, 3.25%, 12/01/39	10,000,000	10,349,100
Series 2, 5.00%, 12/01/26	185,000	192,296
Series 2, 5.00%, 12/01/27	135,000	140,230
Series 2, 5.00%, 12/01/28	140,000	145,338
Series 2, 5.00%, 12/01/30	1,500,000	1,570,065
Series 2, 5.00%, 12/01/36	1,000,000	1,045,540
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%, 11/01/38	2,490,000	2,495,627
New Jersey State Housing and Mortgage Finance Agency SFHR, Refunding, Series C, 3.95%, 10/01/44	4,500,000	4,921,200
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.25%, 6/15/31	10,000,000	11,117,400
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/29	5,000,000	3,854,800
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/32	10,000,000	6,934,600
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 12/15/33	10,000,000	6,875,900
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,308,150

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FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Turnpike Authority Revenue,
Turnpike, Refunding, Series B, 5.00%, 1/01/40	$15,245,000	$18,802,421
Turnpike, Refunding, Series G, 4.00%, 1/01/43	5,000,000	5,674,900
Turnpike, Series A, 5.00%, 1/01/34	6,505,000	8,021,771
Turnpike, Series A, 5.00%, 1/01/35	3,495,000	4,292,839
Turnpike, Series A, 5.00%, 1/01/48	15,500,000	19,277,660
Turnpike, Series I, Pre-Refunded, 5.00%, 1/01/35	5,000,000	5,064,500
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, City of Newark Redevelopment Projects, Refunding, 4.00%, 1/01/37	20,745,000	23,617,768
North Hudson Sewerage Authority Gross Revenue,
Lease Certificates, Refunding, senior lien, Series A, 5.00%, 6/01/42	1,005,000	1,113,148
Lease Certificates, senior lien, Series A, 5.00%, 6/01/42	16,795,000	18,286,732
Passaic County Improvement Authority County Guaranteed Parking Revenue, 200 Hospital Plaza Corp. Project, Pre-Refunded, 5.00%, 5/01/42	3,200,000	3,283,520
Rutgers State University GO, Series L, 5.00%, 5/01/43	12,000,000	13,425,480
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,086,350

		695,685,632

New York 8.8%
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,045,600
Consolidated, Refunding, One Hundred Seventy-First Series, 5.00%, 7/15/30	12,200,000	13,296,902
Consolidated, Refunding, One Hundred Seventy-Ninth Series, 5.00%, 12/01/38	15,000,000	17,259,900
Consolidated, Refunding, One Hundred Sixtieth Series, 5.00%, 9/15/36	15,000,000	15,020,100
Consolidated, Refunding, One Hundred Sixty-Sixth Series, 5.25%, 7/15/36	5,000,000	5,281,200
Consolidated, Refunding, Two Hundred Fourteenth Series, 4.00%, 9/01/43	3,000,000	3,446,730
Consolidated, Refunding, Two Hundred Sixteenth Series, 4.00%, 9/01/45	2,500,000	2,905,425
Consolidated, Refunding, Two Hundred Sixteenth Series, 4.00%, 9/01/49	6,000,000	6,953,940
Port Authority of New York and New Jersey Special Project Revenue, JFK International Air Terminal LLC Project, NATL Insured, 5.75%, 12/01/22	6,575,000	6,858,645

		81,068,442

Pennsylvania 8.6%
Delaware River Joint Toll Bridge Commission Revenue,
Bridge System, Refunding, Series B, 5.00%, 7/01/31	850,000	1,119,135
Bridge System, 5.00%, 7/01/42	19,500,000	23,886,525
Bridge System, Refunding, Series B, 5.00%, 7/01/32	1,000,000	1,312,140
Bridge System, Series A, 5.00%, 7/01/33	100,000	130,880
Bridge System, Series A, 5.00%, 7/01/34	150,000	195,332
Bridge System, Series A, 5.00%, 7/01/35	150,000	194,373
Bridge System, Series A, 5.00%, 7/01/36	150,000	193,475
Bridge System, Series A, 5.00%, 7/01/37	150,000	192,489
Bridge System, Series A, 5.00%, 7/01/38	150,000	191,946
Bridge System, Series A, 5.00%, 7/01/39	150,000	191,442
Bridge System, Series A, 5.00%, 7/01/44	760,000	958,216

114	Semiannual Report	franklintempleton.com

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New Jersey Tax-Free Income Fund (continued)

	Principal Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Delaware River Port Authority Revenue,
5.00%, 1/01/37	$10,000,000	$11,409,000
Series A, 5.00%, 1/01/37	3,285,000	4,176,023
Series A, 5.00%, 1/01/38	5,050,000	6,399,612
Series A, 5.00%, 1/01/39	2,300,000	2,905,038
Series A, 5.00%, 1/01/40	9,565,000	12,041,665
Series E, Pre-Refunded, 5.00%, 1/01/35	14,000,000	14,178,220

		79,675,511

U.S. Territories 1.7%
Puerto Rico 1.7%
[a] Puerto Rico Electric Power Authority Power Revenue,
Series WW-RSA-1, 5.50%, 7/01/38	16,620,000	13,337,550
Series XX-RSA-1, 5.25%, 7/01/40	3,125,000	2,507,813

		15,845,363

Total Municipal Bonds before Short Term Investments (Cost $820,192,714)		878,853,228

Short Term Investments 4.1%

Municipal Bonds 4.1%
New Jersey 4.1%
[b] New Jersey EDA, EDR, Lawrenceville School Project, SPA JPMorgan Chase Bank, Daily VRDN and Put, 0.64%, 7/01/31	5,950,000	5,950,000
[b] New Jersey Health Care Facilities Financing Authority Revenue,
Virtua Health Issue, Series B, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.60%, 7/01/43	11,200,000	11,200,000
Virtua Health Issue, Series C, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.64%, 7/01/43	13,400,000	13,400,000
[b] Union County PCFA Revenue, Exxon Project, Refunding, Daily VRDN and Put, 0.67%, 10/01/24	7,000,000	7,000,000

Total Short Term Investments (Cost $37,550,000)		37,550,000

Total Investments (Cost $857,742,714) 99.2%		916,403,228

Other Assets, less Liabilities 0.8%		7,222,475

Net Assets 100.0%		$923,625,703

See Abbreviations on page 141.

aSee Note 7 regarding defaulted securities.

bVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

August 31, 2019 (unaudited)

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,401,602,142	$956,983,337	$5,881,334,076	$404,658,715
Cost - Controlled affiliates (Note 3f)	—	15,789,813	—	—

Value - Unaffiliated issuers	$3,608,174,835	$984,206,984	$6,699,209,180	$440,238,488
Value - Controlled affiliates (Note 3f)	—	16,266,750	—	—
Cash	1,851	128,107	38,621	681,652
Receivables:
Capital shares sold	3,491,095	640,599	7,779,965	58,395
Dividends and interest	36,834,881	7,200,969	67,851,101	4,252,214
Other assets	1,803	516	3,101	213

Total assets	3,648,504,465	1,008,443,925	6,774,881,968	445,230,962

Liabilities:
Payables:
Investment securities purchased	10,036,038	—	120,939,978	—
Capital shares redeemed	5,832,423	994,737	12,730,830	472,921
Management fees	1,104,250	256,837	2,503,829	187,282
Distribution fees	319,348	93,434	775,132	51,102
Transfer agent fees	457,146	88,317	840,174	49,999
Trustees’ fees and expenses	2,404	239	3,191	282
Distributions to shareholders	1,020,147	336,791	2,293,054	168,055
Accrued expenses and other liabilities	306,506	89,120	1,237,359	31,269

Total liabilities	19,078,262	1,859,475	141,323,547	960,910

Net assets, at value	$3,629,426,203	$1,006,584,450	$6,633,558,421	$444,270,052

Net assets consist of:
Paid-in capital	$3,494,163,568	$984,020,342	$6,694,121,387	$428,810,806
Total distributable earnings (loss)	135,262,635	22,564,108	(60,562,966)	15,459,246

Net assets, at value	$3,629,426,203	$1,006,584,450	$6,633,558,421	$444,270,052

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

August 31, 2019 (unaudited)

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund

Class A:
Net assets, at value	$ 274,283,158	$116,962,925	$ 603,487,702	$ 31,538,110

Shares outstanding	22,362,789	11,093,026	58,379,951	2,626,260

Net asset value per share[a]	$12.27	$10.54	$10.34	$12.01

Maximum offering price per share (net asset value per share ÷ 97.75%, 97.75%, 96.25% and 96.25%, respectively)	$12.55	$10.78	$10.74	$12.48

Class A1:
Net assets, at value	$1,546,860,287	$541,313,357	$4,249,109,571	$318,020,153

Shares outstanding	126,283,040	51,292,920	411,367,129	26,499,832

Net asset value per share[a]	$12.25	$10.55	$10.33	$12.00

Maximum offering price per share (net asset value per share ÷ 97.75%, 97.75%, 96.25% and 96.25%, respectively)	$12.53	$10.79	$10.73	$12.47

Class C:
Net assets, at value	$ 238,444,862		$ 534,262,137	$ 31,958,131

Shares outstanding	19,406,853		50,689,661	2,630,180

Net asset value and maximum offering price per share[a]	$12.29		$10.54	$12.15

Class R6:
Net assets, at value	$ 405,266,291	$ 50,511,039	$ 111,053,935	$ 11,768,241

Shares outstanding	32,995,696	4,790,231	10,698,191	979,995

Net asset value and maximum offering price per share	$12.28	$10.54	$10.38	$12.01

Advisor Class:
Net assets, at value	$1,164,571,605	$297,797,129	$1,135,645,076	$ 50,985,417

Shares outstanding	94,835,889	28,231,272	109,438,451	4,247,543

Net asset value and maximum offering price per share	$12.28	$10.55	$10.38	$12.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

August 31, 2019 (unaudited)

Franklin New Jersey Tax-Free Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$857,742,714

Value - Unaffiliated issuers	$916,403,228
Cash	83,521
Receivables:
Capital shares sold	792,229
Interest	8,255,953
Other assets	443

Total assets	925,535,374

Liabilities:
Payables:
Capital shares redeemed	929,974
Management fees	366,722
Distribution fees	137,842
Transfer agent fees	102,796
Trustees’ fees and expenses	423
Distributions to shareholders	289,859
Accrued expenses and other liabilities	82,055

Total liabilities	1,909,671

Net assets, at value	$923,625,703

Net assets consist of:
Paid-in capital	$956,154,816
Total distributable earnings (loss)	(32,529,113)

Net assets, at value	$923,625,703

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

August 31, 2019 (unaudited)

Franklin New Jersey Tax-Free Income Fund

Class A:
Net assets, at value	$ 82,568,472

Shares outstanding	7,120,652

Net asset value per share[a]	$11.60

Maximum offering price per share (net asset value per share ÷ 96.25%)	$12.05

Class A1:
Net assets, at value	$603,767,350

Shares outstanding	52,135,731

Net asset value per share[a]	$11.58

Maximum offering price per share (net asset value per share ÷ 96.25%)	$12.03

Class C:
Net assets, at value	$126,998,945

Shares outstanding	10,818,032

Net asset value and maximum offering price per share[a]	$11.74

Class R6:
Net assets, at value	$ 26,489,265

Shares outstanding	2,285,086

Net asset value and maximum offering price per share	$11.59

Advisor Class:
Net assets, at value	$ 83,801,671

Shares outstanding	7,229,862

Net asset value and maximum offering price per share	$11.59

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the six months ended August 31, 2019 (unaudited)

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund

Investment income:
Dividends:
Controlled affiliates (Note 3f)	$ —	$ 91,663	$ —	$ —
Interest:
Unaffiliated issuers	55,647,951	10,381,414	152,113,558	7,847,129

Total investment income	55,647,951	10,473,077	152,113,558	7,847,129

Expenses:
Management fees (Note 3a)	8,144,244	2,407,388	14,526,240	1,098,682
Distribution fees: (Note 3c)
Class A	279,282	135,488	592,658	32,079
Class A1	782,908	422,575	2,120,487	158,733
Class C	811,022	—	1,772,015	106,892
Transfer agent fees: (Note 3e)
Class A	86,544	36,169	172,481	9,056
Class A1	603,270	187,689	1,539,515	111,846
Class C	96,226	—	197,870	11,569
Class R6	49,528	9,226	18,027	2,478
Advisor Class	435,474	97,800	383,489	17,028
Custodian fees (Note 4)	14,948	4,295	27,005	1,771
Reports to shareholders	108,357	22,865	147,492	9,941
Registration and filing fees	118,294	75,552	124,114	25,743
Professional fees	33,255	25,105	346,304	22,451
Trustees’ fees and expenses	14,013	3,560	23,662	1,672
Other	96,259	32,901	370,326	15,363

Total expenses	11,673,624	3,460,613	22,361,685	1,625,304
Expense reductions (Note 4)	(7,616)	(2,731)	(16,789)	(1,138)
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,747,610)	(880,104)	(3,499)	(1,142)

Net expenses	9,918,398	2,577,778	22,341,397	1,623,024

Net investment income	45,729,553	7,895,299	129,772,161	6,224,105

Realized and unrealized gains (losses): Net realized gain (loss) from:
Investments:
Unaffiliated issuers	41,195	—	4,652,163	247,795

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	88,763,621	19,543,380	268,894,937	20,079,243
Controlled affiliates (Note 3f)	—	431,075	—	—

Net change in unrealized appreciation (depreciation)	88,763,621	19,974,455	268,894,937	20,079,243

Net realized and unrealized gain (loss)	88,804,816	19,974,455	273,547,100	20,327,038

Net increase (decrease) in net assets resulting from operations	$134,534,369	$27,869,754	$403,319,261	$26,551,143

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the six months ended August 31, 2019 (unaudited)

Franklin New Jersey Tax-Free Income Fund

Investment income:
Interest:
Unaffiliated issuers	$16,435,297

Expenses:
Management fees (Note 3a)	2,147,847
Distribution fees: (Note 3c)
Class A	86,406
Class A1	301,003
Class C	415,004
Transfer agent fees: (Note 3e)
Class A	24,237
Class A1	210,600
Class C	44,663
Class R6	3,439
Advisor Class	27,955
Custodian fees (Note 4)	3,754
Reports to shareholders	19,809
Registration and filing fees	18,126
Professional fees	50,741
Trustees’ fees and expenses	3,319
Other	21,389

Total expenses	3,378,292
Expense reductions (Note 4)	(2,380)
Expenses waived/paid by affiliates (Note 3f and 3g)	(5)

Net expenses	3,375,907

Net investment income	13,059,390

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	315,474

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	36,342,340

Net realized and unrealized gain (loss)	36,657,814

Net increase (decrease) in net assets resulting from operations	$49,717,204

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Federal Intermediate-Term Tax-Free Income Fund		Franklin Federal Limited-Term Tax-Free Income Fund

	Six Months Ended August 31, 2019 (unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (unaudited)	Year Ended February 28, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 45,729,553	$ 101,793,705	$ 7,895,299	$ 13,599,918
Net realized gain (loss)	41,195	(7,866,971)	—	(4,039,322)
Net change in unrealized appreciation (depreciation)	88,763,621	10,300,480	19,974,455	11,632,111

Net increase (decrease) in net assets resulting from operations	134,534,369	104,227,214	27,869,754	21,192,707

Distributions to shareholders:
Class A	(2,889,838)	(1,195,834)	(883,241)	(415,474)
Class A1	(21,738,824)	(46,661,434)	(4,907,555)	(9,040,361)
Class C	(2,789,447)	(6,642,538)	—	—
Class R6	(6,017,431)	(14,772,127)	(471,638)	(831,859)
Advisor Class	(16,196,215)	(32,117,513)	(2,746,675)	(4,053,890)

Total distributions to shareholders	(49,631,755)	(101,389,446)	(9,009,109)	(14,341,584)

Capital share transactions: (Note 2)
Class A	86,501,136	180,237,196	11,065,311	102,821,026
Class A1	(65,644,212)	(274,837,014)	(51,845,684)	(108,070,320)
Class C	(30,039,497)	(95,227,436)	—	—
Class R6	(22,068,820)	(254,549,665)	2,409,267	(4,751,739)
Advisor Class	34,156,400	(93,971,284)	17,965,192	24,719,067

Total capital share transactions	2,905,007	(538,348,203)	(20,405,914)	14,718,034

Net increase (decrease) in net assets	87,807,621	(535,510,435)	(1,545,269)	21,569,157
Net assets:
Beginning of period	3,541,618,582	4,077,129,017	1,008,129,719	986,560,562

End of period	$3,629,426,203	$3,541,618,582	$1,006,584,450	$1,008,129,719

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin High Yield Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund
	Six Months Ended August 31, 2019 (unaudited)	Year Ended February 28, 2019	Six Months Ended August 31, 2019 (unaudited)	Year Ended February 28, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 129,772,161	$ 277,262,543	$ 6,224,105	$ 13,225,917
Net realized gain (loss)	4,652,163	7,195,456	247,795	(2,083,059)
Net change in unrealized appreciation (depreciation)	268,894,937	(13,849,219)	20,079,243	997,960

Net increase (decrease) in net assets resulting from operations	403,319,261	270,608,780	26,551,143	12,140,818

Distributions to shareholders:
Class A	(10,404,502)	(4,162,107)	(370,179)	(179,571)
Class A1	(98,985,297)	(196,136,581)	(4,885,222)	(10,172,702)
Class M	—	(61)	—	—
Class C	(11,146,682)	(27,975,963)	(413,598)	(1,121,146)
Class R6	(2,306,561)	(6,373,267)	(137,711)	(46,754)
Advisor Class	(24,993,760)	(46,910,011)	(766,679)	(1,672,382)

Total distributions to shareholders	(147,836,802)	(281,557,990)	(6,573,389)	(13,192,555)

Capital share transactions: (Note 2)
Class A	240,941,618	340,273,456	10,248,711	19,716,428
Class A1	(94,687,667)	(425,607,848)	(10,836,163)	(48,476,099)
Class M	—	(4,952)	—	—
Class C	(46,246,012)	(308,390,096)	(2,799,786)	(22,931,621)
Class R6	16,361,989	(60,918,383)	10,065,553	(399,472)
Advisor Class	99,238,958	(73,593,745)	(2,057,288)	(12,401,375)

Total capital share transactions	215,608,886	(528,241,568)	4,621,027	(64,492,139)

Net increase (decrease) in net assets	471,091,345	(539,190,778)	24,598,781	(65,543,876)
Net assets:
Beginning of period	6,162,467,076	6,701,657,854	419,671,271	485,215,147

End of period	$6,633,558,421	$6,162,467,076	$444,270,052	$419,671,271

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FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin New Jersey Tax-Free Income Fund
	Six Months Ended August 31, 2019 (unaudited)	Year Ended February 28, 2019

Increase (decrease) in net assets:
Operations:
Net investment income	$ 13,059,390	$ 29,866,878
Net realized gain (loss)	315,474	251,468
Net change in unrealized appreciation (depreciation)	36,342,340	1,832,576

Net increase (decrease) in net assets resulting from operations	49,717,204	31,950,922

Distributions to shareholders:
Class A	(1,029,519)	(573,568)
Class A1	(9,554,056)	(21,814,597)
Class C	(1,665,638)	(4,753,130)
Class R6	(374,817)	(748,704)
Advisor Class	(1,302,098)	(2,858,909)

Total distributions to shareholders	(13,926,128)	(30,748,908)

Capital share transactions: (Note 2)
Class A	23,926,932	55,165,517
Class A1	(16,908,274)	(54,445,581)
Class C	(4,048,468)	(62,485,819)
Class R6	5,110,819	491,986
Advisor Class	5,022,789	(3,752,301)

Total capital share transactions	13,103,798	(65,026,198)

Net increase (decrease) in net assets	48,894,874	(63,824,184)
Net assets:
Beginning of period	874,730,829	938,555,013

End of period	$923,625,703	$874,730,829

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FRANKLIN TAX-FREE TRUST

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-two separate funds, five of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

Class A, Class A1, Class R6 & Advisor Class

Franklin Federal Limited-Term Tax-Free Income Fund

Class A, Class A1, Class C, Class R6 & Advisor Class

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or

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FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization and Significant Accounting Policies (continued)

b.  Securities Purchased on a When-Issued Basis (continued)

less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2019, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e.  Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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g.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At August 31, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Federal Intermediate-Term Tax-Free Income Fund		Franklin Federal Limited-Term Tax-Free Income Fund

	Shares	Amount	Shares	Amount

Class A Shares:

Six Months ended August 31, 2019

Shares sold[a]	9,909,449	$120,051,071	2,882,779	$30,080,423

Shares issued in reinvestment of distributions	225,121	2,729,218	80,991	845,833

Shares redeemed	(2,996,472)	(36,279,153)	(1,907,167)	(19,860,945)

Net increase (decrease)	7,138,098	$86,501,136	1,056,603	$11,065,311

Year ended February 28, 2019[b]

Shares sold[a]	18,695,296	$221,590,750	14,838,105	$152,313,670

Shares issued in reinvestment of distributions	95,475	1,138,941	37,675	388,733

Shares redeemed	(3,566,080)	(42,492,495)	(4,839,357)	(49,881,377)

Net increase (decrease)	15,224,691	$180,237,196	10,036,423	$102,821,026

Class A1 Shares:

Six Months ended August 31, 2019

Shares sold	2,943,802	$35,592,555	745,205	$7,783,842

Shares issued in reinvestment of distributions	1,671,432	20,222,037	432,195	4,516,170

Shares redeemed	(10,056,281)	(121,458,804)	(6,145,848)	(64,145,696)

Net increase (decrease)	(5,441,047)	$(65,644,212)	(4,968,448)	$(51,845,684)

Year ended February 28, 2019

Shares sold	16,145,574	$191,825,715	9,177,907	$94,350,857

Shares issued in reinvestment of distributions	3,644,140	43,305,585	810,123	8,329,826

Shares redeemed	(42,969,539)	(509,968,314)	(20,503,684)	(210,751,003)

Net increase (decrease)	(23,179,825)	$(274,837,014)	(10,515,654)	$(108,070,320)

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2. Shares of Beneficial Interest (continued)

	Franklin Federal Intermediate-Term Tax-Free Income Fund		Franklin Federal Limited-Term Tax-Free Income Fund

	Shares	Amount	Shares	Amount

Class C Shares:

Six Months ended August 31, 2019

Shares sold	833,074	$10,107,150

Shares issued in reinvestment of distributions	198,060	2,402,698

Shares redeemed[a]	(3,513,686)	(42,549,345)

Net increase (decrease)	(2,482,552)	$(30,039,497)

Year ended February 28, 2019

Shares sold	2,464,597	$29,327,071

Shares issued in reinvestment of distributions	484,028	5,769,668

Shares redeemed[a]	(10,965,325)	(130,324,175)

Net increase (decrease)	(8,016,700)	$(95,227,436)

Class R6 Shares:

Six Months ended August 31, 2019

Shares sold	2,122,262	$25,713,354	787,363	$8,204,396

Shares issued in reinvestment of distributions	480,334	5,827,382	34,574	361,117

Shares redeemed	(4,428,899)	(53,609,556)	(590,648)	(6,156,246)

Net increase (decrease)	(1,826,303)	$(22,068,820)	231,289	$2,409,267

Year ended February 28, 2019

Shares sold	8,058,907	$96,049,640	2,080,556	$21,354,983

Shares issued in reinvestment of distributions	1,189,850	14,180,870	47,598	489,100

Shares redeemed	(30,562,535)	(364,780,175)	(2,593,712)	(26,595,822)

Net increase (decrease)	(21,313,778)	$(254,549,665)	(465,558)	$(4,751,739)

Advisor Class Shares:

Six Months ended August 31, 2019

Shares sold	12,147,955	$147,357,348	6,123,634	$63,916,676

Shares issued in reinvestment of distributions	932,559	11,312,236	96,187	1,004,928

Shares redeemed	(10,283,316)	(124,513,184)	(4,484,682)	(46,956,412)

Net increase (decrease)	2,797,198	$34,156,400	1,735,139	$17,965,192

Year ended February 28, 2019

Shares sold	31,003,810	$369,256,123	9,733,756	$100,002,106

Shares issued in reinvestment of distributions	1,907,676	22,723,711	134,487	1,382,777

Shares redeemed	(40,831,100)	(485,951,118)	(7,456,408)	(76,665,816)

Net increase (decrease)	(7,919,614)	$(93,971,284)	2,411,835	$24,719,067

aMay include a portion of Class C shares that were automatically converted to Class A.

bFor the period September 10, 2018 (effective date) to February 28, 2019.

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	Franklin High Yield		Franklin Massachusetts
	Tax-Free Income Fund		Tax-Free Income Fund

	Shares	Amount	Shares	Amount

Class A Shares:

Six Months ended August 31, 2019

Shares sold[a]	26,182,460	$265,387,694	992,111	$11,638,033

Shares issued in reinvestment of distributions	981,253	9,972,290	29,496	347,398

Shares redeemed	(3,393,502)	(34,418,366)	(147,160)	(1,736,720)

Net increase (decrease)	23,770,211	$240,941,618	874,447	$10,248,711

Year ended February 28, 2019[b]

Shares sold[a]	37,079,588	$364,606,611	1,835,401	$20,664,972

Shares issued in reinvestment of distributions	404,112	3,992,363	14,780	168,539

Shares redeemed	(2,873,960)	(28,325,518)	(98,368)	(1,117,083)

Net increase (decrease)	34,609,740	$340,273,456	1,751,813	$19,716,428

Class A1 Shares:

Six Months ended August 31, 2019

Shares sold	9,047,909	$91,615,639	380,719	$4,462,492

Shares issued in reinvestment of distributions	8,723,961	88,475,130	341,863	4,018,597

Shares redeemed	(27,127,217)	(274,778,436)	(1,647,157)	(19,317,252)

Net increase (decrease)	(9,355,347)	$(94,687,667)	(924,575)	$(10,836,163)

Year ended February 28, 2019

Shares sold	35,230,233	$349,736,472	2,611,911	$29,674,775

Shares issued in reinvestment of distributions	17,672,707	175,324,214	740,775	8,456,657

Shares redeemed	(95,977,924)	(950,668,534)	(7,611,089)	(86,607,531)

Net increase (decrease)	(43,074,984)	$(425,607,848)	(4,258,403)	$(48,476,099)

Class M Shares:

Year ended February 28, 2019[c]

Shares redeemed	(497)	(4,952)

Class C Shares:

Six Months ended August 31, 2019

Shares sold	3,359,695	$34,767,107	171,588	$2,045,146

Shares issued in reinvestment of distributions	978,334	10,123,387	30,828	366,668

Shares redeemed[a]	(8,837,023)	(91,136,506)	(438,767)	(5,211,600)

Net increase (decrease)	(4,498,994)	$(46,246,012)	(236,351)	$(2,799,786)

Year ended February 28, 2019

Shares sold	5,562,265	$56,161,498	224,792	$2,594,075

Shares issued in reinvestment of distributions	2,518,306	25,490,384	86,953	1,004,970

Shares redeemed[a]	(38,802,909)	(390,041,978)	(2,320,131)	(26,530,666)

Net increase (decrease)	(30,722,338)	$(308,390,096)	(2,008,386)	$(22,931,621)

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2.  Shares of Beneficial Interest (continued)

	Franklin High Yield		Franklin Massachusetts
	Tax-Free Income Fund		Tax-Free Income Fund

	Shares	Amount	Shares	Amount

Class R6 Shares:

Six Months ended August 31, 2019

Shares sold	2,902,374	$29,601,673	888,853	$10,310,901

Shares issued in reinvestment of distributions	202,774	2,067,913	2,440	28,737

Shares redeemed	(1,508,054)	(15,307,597)	(23,292)	(274,085)

Net increase (decrease)	1,597,094	$16,361,989	868,001	$10,065,553

Year ended February 28, 2019

Shares sold	3,309,971	$32,942,882	15,199	$173,281

Shares issued in reinvestment of distributions	568,862	5,670,062	4,093	46,754

Shares redeemed	(10,027,661)	(99,531,327)	(54,316)	(619,507)

Net increase (decrease)	(6,148,828)	$(60,918,383)	(35,024)	$(399,472)

Advisor Class Shares:

Six Months ended August 31, 2019

Shares sold	19,213,933	$196,072,952	937,363	$10,999,801

Shares issued in reinvestment of distributions	1,994,626	20,332,027	56,876	669,095

Shares redeemed	(11,515,722)	(117,166,021)	(1,180,173)	(13,726,184)

Net increase (decrease)	9,692,837	$99,238,958	(185,934)	$(2,057,288)

Year ended February 28, 2019

Shares sold	40,141,615	$399,650,685	1,931,172	$22,042,690

Shares issued in reinvestment of distributions	3,825,713	38,115,783	111,964	1,278,920

Shares redeemed	(51,456,921)	(511,360,213)	(3,130,471)	(35,722,985)

Net increase (decrease)	(7,489,593)	$(73,593,745)	(1,087,335)	$(12,401,375)

aMay include a portion of Class C shares that were automatically converted to Class A.

bFor the period September 10, 2018 (effective date) to February 28, 2019.

cClass M was closed to investors on June 8, 2018.

	Franklin New Jersey
	Tax-Free Income Fund

	Shares	Amount

Class A Shares:

Six Months ended August 31, 2019

Shares sold[a]	2,483,577	$28,210,324

Shares issued in reinvestment of distributions	82,906	944,546

Shares redeemed	(459,851)	(5,227,938)

Net increase (decrease)	2,106,632	$23,926,932

Year ended February 28, 2019[b]

Shares sold[a]	5,478,097	$60,293,699

Shares issued in reinvestment of distributions	48,111	533,238

Shares redeemed	(512,188)	(5,661,420)

Net increase (decrease)	5,014,020	$55,165,517

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	Franklin New Jersey
	Tax-Free Income Fund

	Shares	Amount

Class A1 Shares:

Six Months ended August 31, 2019

Shares sold	746,092	$8,482,931

Shares issued in reinvestment of distributions	698,476	7,938,403

Shares redeemed	(2,941,649)	(33,329,608)

Net increase (decrease)	(1,497,081)	$(16,908,274)

Year ended February 28, 2019

Shares sold	4,130,688	$45,736,303

Shares issued in reinvestment of distributions	1,640,102	18,178,385

Shares redeemed	(10,684,868)	(118,360,269)

Net increase (decrease)	(4,914,078)	$(54,445,581)

Class C Shares:

Six Months ended August 31, 2019

Shares sold	1,172,342	$13,453,866

Shares issued in reinvestment of distributions	129,577	1,493,030

Shares redeemed[a]	(1,652,827)	(18,995,364)

Net increase (decrease)	(350,908)	$(4,048,468)

Year ended February 28, 2019

Shares sold	1,268,387	$14,241,210

Shares issued in reinvestment of distributions	377,259	4,238,350

Shares redeemed[a]	(7,246,609)	(80,965,379)

Net increase (decrease)	(5,600,963)	$(62,485,819)

Class R6 Shares:

Six Months ended August 31, 2019

Shares sold	644,566	$7,313,024

Shares issued in reinvestment of distributions	32,677	372,088

Shares redeemed	(228,946)	(2,574,293)

Net increase (decrease)	448,297	$5,110,819

Year ended February 28, 2019

Shares sold	545,519	$6,044,872

Shares issued in reinvestment of distributions	67,439	748,117

Shares redeemed	(568,879)	(6,301,003)

Net increase (decrease)	44,079	$491,986

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2.  Shares of Beneficial Interest (continued)

	Franklin New Jersey
	Tax-Free Income Fund

	Shares	Amount

Advisor Class Shares:

Six Months ended August 31, 2019

Shares sold	899,782	$10,216,830

Shares issued in reinvestment of distributions	102,549	1,166,870

Shares redeemed	(560,884)	(6,360,911)

Net increase (decrease)	441,447	$5,022,789

Year ended February 28, 2019

Shares sold	2,082,953	$23,082,205

Shares issued in reinvestment of distributions	229,139	2,541,764

Shares redeemed	(2,653,685)	(29,376,270)

Net increase (decrease)	(341,593)	$(3,752,301)

aMay include a portion of Class C shares that were automatically converted to Class A.

bFor the period September 10, 2018 (effective date) to February 28, 2019.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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a.  Management Fees

The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets

0.625%	Up to and including $100 million

0.500%	Over $100 million, up to and including $250 million

0.450%	Over $250 million, up to and including $7.5 billion

0.440%	Over $7.5 billion, up to and including $10 billion

0.430%	Over $10 billion, up to and including $12.5 billion

0.420%	Over $12.5 billion, up to and including $15 billion

0.400%	Over $15 billion, up to and including $17.5 billion

0.380%	Over $17.5 billion, up to and including $20 billion

0.360%	In excess of $20 billion

For the period ended August 31, 2019, each Fund’s annualized gross effective investment management fee rate based on average daily net assets was as follows:

Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

0.455%	0.475%	0.453%

Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

0.507%	0.477%

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

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3.  Transactions with Affiliates (continued)

c. Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

Reimbursement Plans:
Class A	0.25%	0.25%	0.25%
Class A1	0.10%	0.15%	0.10%
Compensation Plans:
Class C	0.65%	—	0.65%

		Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

Reimbursement Plans:
Class A		0.25%	0.25%
Class A1		0.10%	0.10%
Compensation Plans:
Class C		0.65%	0.65%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$10,618	$3,583	$83,302
CDSC retained	$ 3,985	$2,748	$24,720

	Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$ 3,402	$9,816
CDSC retained	$(1,975)	$3,227

Effective March 1, 2019, certain front-end sales charges on Class A and A1 shares, if any, were lowered. Further details are disclosed in the Funds’ Prospectus.

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e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended August 31, 2019, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

Transfer agent fees	$460,472	$143,804	$932,111

	Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

Transfer agent fees	$71,311	$153,469

f.  Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended August 31, 2019, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Franklin Federal Limited-Term Tax-Free Income Fund Controlled Affiliates
Franklin Liberty Municipal Bond ETF	$3,348,675	$12,487,000	$ —	$ —	$431,075	$16,266,750	615,000	$91,663

g.  Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund and Franklin Federal Limited-Term Tax-Free Income Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class A1, Class C and Advisor Class of the Funds do not exceed 0.46% and 0.40%, respectively and for Class R6 does not exceed 0.40% and 0.36%, respectively, based on the average net assets of each class until June 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

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3.  Transactions with Affiliates (continued)

g.  Waiver and Expense Reimbursements (continued)

For Franklin High Yield Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2020.

h.  Interfund Transactions

Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the period ended August 31, 2019, were as follows:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

Purchases	$47,850,000	$26,610,000	$190,345,000
Sales	$97,690,000	$72,665,000	$143,500,000

	Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

Purchases	$ 850,000	$ —
Sales	$2,200,000	$400,000

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the period ended August 31, 2019, the custodian fees were reduced as noted in the Statements of Operations.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

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At February 28, 2019, the capital loss carryforwards were as follows:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

Capital loss carryforwards not subject to expiration:
Short term	$43,632,556	$1,912,757	$181,622,448		$ 9,151,607	$11,541,709
Long term	27,979,635	3,525,609	699,325,236		11,298,233	79,410,887

Total capital loss carryforwards	$71,612,191	$5,438,366	$880,947,684	[a]	$20,449,840	$90,952,596

aIncludes $97,859,993 from the merged Franklin Double Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

At August 31, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Federal Intermediate-Term Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund

Cost of investments	$3,401,908,653	$972,731,287	$5,899,894,058

Unrealized appreciation	$206,573,345	$27,759,750	$876,413,909

Unrealized depreciation	(307,163)	(17,303)	(77,098,787)

Net unrealized appreciation (depreciation)	$206,266,182	$27,742,447	$799,315,122

	Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund

Cost of investments	$404,655,695	$859,137,891

Unrealized appreciation	$35,582,793	$62,530,283

Unrealized depreciation	—	(5,264,946)

Net unrealized appreciation (depreciation)	$35,582,793	$57,265,337

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, pass-through entity income, bond discounts and non-deductible expenses.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2019, were as follows:

	Franklin Federal	Franklin Federal	Franklin
	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Purchases	$217,630,508	$67,757,784	$258,092,967

Sales	$243,270,000	$78,320,000	$305,702,645

	Franklin	Franklin
	Massachusetts	New Jersey
	Tax-Free	Tax-Free
	Income Fund	Income Fund

Purchases	$24,607,655	$72,010,780

Sales	$21,443,324	$65,950,000

7.  Credit Risk and Defaulted Securities

At August 31, 2019, Franklin High Yield Tax-Free Income Fund had 23.5% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August 31, 2019, the aggregate value of these securities for Franklin High Yield Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund was $204,942,704 and $15,845,363, representing 3.1% and 1.7%, respectively, of each Fund’s net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.

8.  Concentration of Risk

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

9.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2019, the Funds did not use the Global Credit Facility.

10.  Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of August 31, 2019, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Federal Intermediate-Term Tax-Free Income Fund

Assets:

Investments in Securities:[a]

Municipal Bonds	$—	$3,473,604,835	$—	$3,473,604,835

Short Term Investments	—	134,570,000	—	134,570,000

Total Investments in Securities	$—	$3,608,174,835	$—	$3,608,174,835

Franklin Federal Limited-Term Tax-Free Income Fund

Assets:

Investments in Securities:[a]

Equity Investments[b]	$16,266,750	$—	$—	$16,266,750

Municipal Bonds	—	874,958,722	—	874,958,722

Short Term Investments	—	109,248,262	—	109,248,262

Total Investments in Securities	$16,266,750	$984,206,984	$—	$1,000,473,734

Franklin High Yield Tax-Free Income Fund

Assets:

Investments in Securities:[a]

Municipal Bonds	$—	$6,227,687,054	$—	$6,227,687,054

Short Term Investments	—	471,522,126	—	471,522,126

Total Investments in Securities	$—	$6,699,209,180	$—	$6,699,209,180

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10.  Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Massachusetts Tax-Free Income Fund

Assets:

Investments in Securities:[a]

Municipal Bonds	$—	$438,663,488	$—	$438,663,488

Short Term Investments	—	1,575,000	—	1,575,000

Total Investments in Securities	$—	$440,238,488	$—	$440,238,488

Franklin New Jersey Tax-Free Income Fund

Assets:

Investments in Securities:[a]

Municipal Bonds	$—	$878,853,228	$—	$878,853,228

Short Term Investments	—	37,550,000	—	37,550,000

Total Investments in Securities	$—	$916,403,228	$—	$916,403,228

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes management investment companies.

11.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Currency

USD	United States Dollar

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

BAM	Build America Mutual Assurance Co.

BAN	Bond Anticipation Note

BHAC	Berkshire Hathaway Assurance Corp.

CDA	Community Development Authority/Agency

CDD	Community Development District

CDR	Community Development Revenue

CFD	Community Facilities District

COP	Certificate of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

EDR	Economic Development Revenue

ETF	Exchange Traded Fund

ETM	Escrow to Maturity

FICO	Financing Corp.

FNMA	Federal National Mortgage Association

FRN	Floating Rate Note

GARB	General Airport Revenue Bonds

GNMA	Government National Mortgage Association

GO	General Obligation

HDA	Housing Development Authority/Agency

HDC	Housing Development Corp.

HFA	Housing Finance Authority/Agency

HFAR	Housing Finance Authority Revenue

ID	Improvement District

IDA	Industrial Development Authority/Agency

IDAR	Industrial Development Authority Revenue

IDB	Industrial Development Bond/Board

IDBR	Industrial Development Board Revenue

IDR	Industrial Development Revenue

ISD	Independent School District

LIBOR	London InterBank Offered Rate

LOC	Letter of Credit

MAC	Municipal Assurance Corp.

MF	Multi-Family

MFHR	Multi-Family Housing Revenue

MFMR	Multi-Family Mortgage Revenue

MFR	Multi-Family Revenue

MTA	Metropolitan Transit Authority

MUNIPSA	SIFMA Municipal Swap Index

NATL	National Public Financial Guarantee Corp.

PBA	Public Building Authority

PCC	Pollution Control Corp.

PCFA	Pollution Control Financing Authority

PCR	Pollution Control Revenue

PFA	Public Financing Authority

PSF	Permanent School Fund

RDA	Redevelopment Agency/Authority

SF	Single Family

SFHR	Single Family Housing Revenue

SFM	Single Family Mortgage

SFMR	Single Family Mortgage Revenue

SPA	Standby Purchase Agreement

UHSD	Unified/Union High School District

USD	Unified/Union School District

XLCA	XL Capital Assurance

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter Franklin Tax-Free Trust
Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2019 Franklin Templeton Investments. All rights reserved.	TF1 S 10/19

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi, and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.	N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.  Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Company.	N/A

Item 13.  Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By	S\ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date October 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date October 31, 2019

By	S\ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date October 31, 2019